As filed with the Securities and Exchange Commission on April 29, 2011
Registration No. 33-12789

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Post-Effective Amendment No. 31 to
FORM S-6
FOR REGISTRATION UNDER THE SECURITIES ACT
OF 1933 OF SECURITIES OF UNIT INVESTMENT
TRUSTS REGISTERED ON FORM N-8B-2 ☑

Farm Bureau Life Variable Account
(Exact Name of Registrant)

Farm Bureau Life Insurance Company
(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
(515) 225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):
☐     immediately upon filing pursuant to paragraph (b) of Rule 485;
☑     on May 1, 2011 pursuant to paragraph (b) of Rule 485;
☐          days after filing pursuant to paragraph (a) of Rule 485;
☐     on May 1, 2011 pursuant to paragraph (a) of Rule 485.
If appropriate, check the following box:
☐     this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies

Variable
Universal Life
Insurance

May 1, 2011

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If you would like to receive your prospectus, annual and
semi-annual reports on CD-ROM, please call 800-247-4170.

737-523 (5-11)
Pre-2002 Product

PROSPECTUS

Farm Bureau Life Variable Account
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

PROSPECTUS
May 1, 2011

Farm Bureau Life Insurance Company is offering an individual flexible premium variable life insurance policy (the “Policy”) described in this Prospectus. Farm Bureau Life (“Company,” “we,” “us” or “our”) designed the Policy: (1) to provide insurance protection to age 95; and (2) to permit the purchaser of a Policy (“you” or “your”) to vary premium payments and adjust the death proceeds payable under the Policy.

While the Policy is in force, we will pay:

•	death proceeds upon the Insured’s death, and

•	a Net Cash Value upon partial or complete surrender of the Policy.
You may allocate Net Premiums under a Policy to one or more of the Subaccounts of Farm Bureau Life Variable Account (the “Variable Account”). Death proceeds may, and Cash Value will, vary with the investment performance of the Variable Account. Each Subaccount invests exclusively in shares of the Investment Options listed below. Current prospectuses that describe the investment objectives and risks of each Investment Option must accompany or precede this Prospectus.

American Century Investments
VP Inflation Protection Bond Fund
VP Mid Cap Value Fund
VP Ultra® Fund
VP Value Fund
VP Vistasm Fund
Calvert Variable Products, Inc.
Calvert VP Nasdaq-100® Index
 Portfolio
Calvert VP Russell 2000® Small Cap
 Index Portfolio
Calvert VP S&P MidCap 400® Index
 Portfolio
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio—
Initial Share Class
VIF Growth and Income Portfolio—
Initial Share Class
VIF International Equity Portfolio—
Initial Share Class
VIF Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
Dreyfus Socially Responsible
Growth Fund, Inc.—Service Share Class
EquiTrust Variable Insurance
Series Fund
Blue Chip Portfolio—Initial Class
High Grade Bond Portfolio—Initial Class
Managed Portfolio—Initial Class
Money Market Portfolio—Initial Class
Strategic Yield Portfolio—Initial Class
Value Growth Portfolio—Initial Class
Fidelity® Variable Insurance
Products Funds
VIP Contrafund® Portfolio—Initial Class
VIP Growth Portfolio—Initial Class
VIP Growth & Income Portfolio—
Initial
 Class
VIP High Income Portfolio—Service
 Class 2
VIP Index 500 Portfolio—Initial Class
VIP Mid Cap Portfolio—Service
 Class 2
VIP Overseas Portfolio—Initial Class
Franklin Templeton Variable Insurance
Products Trust
Franklin Global Real Estate Securities
 Fund—Class 2
Franklin Small Cap Value Securities
 Fund—Class 2
Franklin Small-Mid Cap Growth
 Securities Fund—Class 2
Franklin U.S. Government
 Fund—Class 2
Mutual Shares Securities Fund—
 Class 2
Templeton Growth Securities Fund—
 Class 2
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1
 JPMorgan Insurance Trust Small Cap  Core Portfolio—Class 1
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

You may also allocate Net Premiums to the Declared Interest Option, which is supported by our General Account. We credit amounts allocated to the Declared Interest Option with at least a 4.5% annual interest rate.

Please note that the Policies and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested. We do not guarantee the amount and/or duration of insurance coverage under the Policy. Please carefully consider replacing any existing insurance with the Policy or using the proceeds from any existing insurance to purchase the Policy. Farm Bureau Life does not claim that investing in the Policy is similar or comparable to investing in a mutual fund.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Please read this Prospectus carefully and retain it for future reference.
Issued By:
Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
1-800-247-4170

The Policy is not available in all States.

This Prospectus constitutes an offering only in those jurisdictions where such offering may lawfully be made.

Farm Bureau Life has not authorized any dealer, salesman or other person to give any information or make any representations in connection with this offering other than those contained in this Prospectus. Do not rely on any such other information or representations.

DEFINITIONS

Attained Age: The Insured’s age on his or her last birthday on the Policy Date plus the number of Policy Years since the Policy Date.

Beneficiary: The person or entity the Policyowner named in the application, or by later designation, to receive the death proceeds upon the Insured’s death.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Value: The total amount invested under the Policy. It is the sum of the values of the Policy in each Subaccount of the Variable Account, the value of the Policy in the Declared Interest Option and any outstanding Policy Debt.

Company, we, us, our: Farm Bureau Life Insurance Company.

Declared Interest Option: An investment option under the Policy funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Variable Account.

Delivery Date: The date when the Company issues the Policy and mails it to the Policyowner.

Due Proof of Death: Proof of death that is satisfactory to the Company. Such proof may consist of the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Variable Account invests.

General Account: The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

Grace Period: The 61-day period beginning on the date we send notice to the Policyowner that Net Cash Value is insufficient to cover the monthly deduction.

Home Office: The Company’s principal office at 5400 University Avenue, West Des Moines, Iowa 50266.

Insured: The person upon whose life the Company issues a Policy.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Maturity Date: The Policy Anniversary nearest the Insured’s 95th birthday. It is the date when the Policy terminates and the Policy’s Cash Value less Policy Debt becomes payable to the Policyowner or the Policyowner’s estate.

Monthly Deduction Day: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day coinciding with or immediately following the Monthly Deduction Day. (See “CHARGES AND DEDUCTIONS—Monthly Deduction.”)

Net Asset Value: The total current value of each Subaccount’s securities, cash, receivables and other assets less liabilities.

Net Cash Value: The Cash Value of the Policy reduced by any outstanding Policy Debt and increased by any unearned loan interest.

Net Premium: The amount of premium remaining after we deduct the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”).

Policy: The flexible premium variable life insurance policy we offer and describe in this Prospectus, which term includes the Policy described in this Prospectus, the Policy application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Policy Anniversary: The same date in each Policy Year as the Policy Date.

Policy Date: The date set forth on the Policy data page which we use to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy. (See “THE POLICY—Purchasing the Policy.”)

Policy Debt: The sum of all outstanding Policy Loans and any due and unpaid Policy Loan interest.

Policy Loan: An amount the Policyowner borrows from the Company using the Policy as the sole security.

Policy Month: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

Policyowner, you, your: The person who owns a Policy.

Policy Year: A twelve-month period beginning on the Policy Date or on a Policy Anniversary.

Specified Amount: The minimum death benefit payable under a Policy so long as the Policy remains in force.

Subaccount: A subdivision of the Variable Account which invests exclusively in a corresponding Investment Option.

Surrender Charge: A charge we assess at the time of any partial or complete surrender equal to the lesser of $25 or 2% of the amount surrendered.

Unit Value: The value determined by dividing each Subaccount’s Net Asset Value by the number of units outstanding at the time of calculation.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Variable Account: Farm Bureau Life Variable Account.

Written Notice: A written request or notice signed by the Policyowner on a form satisfactory to the Company which we receive at our Home Office.

SUMMARY OF THE POLICY

The following is a summary of the Policy’s features. Please read the entire Prospectus and the Policy for more detailed information. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force and that there is no outstanding Policy Debt.

THE POLICY

•	The Policy is a flexible premium variable life insurance policy providing for:

•	death proceeds payable to the Beneficiary upon the Insured’s death,

•	the accumulation of Cash Value,

•	surrender rights, and

•	loan privileges.

•	We normally issue a Policy for a minimum Specified Amount of $25,000, but we may issue Policies for lower Specified Amounts.

•	You have flexibility in determining the frequency and amount of premiums. (See “THE POLICY—Premiums.”)

•	We do not guarantee the amount and/or duration of the life insurance coverage.

•	Cash Value may increase or decrease, depending upon the investment performance of the assets supporting the Policy. You bear the investment risk of any depreciation of, and reap the benefit of any appreciation in, the value of the underlying assets.

•	If the Insured is alive and the Policy is in force on the Maturity Date, we will pay you the Cash Value as of the end of the Business Day coinciding with or immediately following the Maturity Date, reduced by any outstanding Policy Debt.

•	You may examine and cancel the Policy by returning it to us before midnight of the 20th day after you receive it. We will refund you the Cash Value on the Business Day we receive the Policy plus any charges we deducted. Certain states may require us to refund a different amount. (See “THE POLICY—Examination of Policy (Cancellation Privilege).”)

•	See “DISTRIBUTION OF THE POLICIES” for information on compensation of persons selling the Policies.

THE VARIABLE ACCOUNT

•	The Variable Account has 39 Subaccounts, each of which invests exclusively in one of the Investment Options offered by the Funds (see “FARM BUREAU LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT—Investment Options”).

•	You may instruct us to allocate Net Premiums and transfer Cash Value to any of the Subaccounts.

•	We will allocate your initial Net Premium to the Declared Interest Option.

•	We will automatically allocate, without charge, your Cash Value in the Declared Interest Option according to your allocation instructions upon the earlier of:

(1)	the date we receive, at our Home Office, a Written Notice that you have received the Policy, or

(2)	25 days after the Delivery Date.

•	If we receive Net Premiums before (1) or (2) above, we will allocate those monies to the Declared Interest Option.

•	We will allocate Net Premiums received after (1) or (2) above according to your allocation instructions.

THE DECLARED INTEREST OPTION

•	You may allocate or transfer all or a portion of your Cash Value to the Declared Interest Option, which guarantees a specified minimum rate of return (at least 4.5% annually). (See “THE DECLARED INTEREST OPTION.”)

PREMIUMS

•	You choose when to pay and how much to pay.

•	You must pay an initial premium equal to the greater of $100, or an amount that, when reduced by the premium expense charge, is enough to pay the first monthly deduction (for monthly premium payment mode Policies), or the first two monthly deductions (for quarterly, semi-annual or annual premium payment mode Policies).

•	We deduct a premium expense charge from each payment. (See “CHARGES and DEDUCTIONS—Premium Expense Charge.”)

POLICY BENEFITS

Cash Value Benefits (See “POLICY BENEFITS—Cash Value Benefits.”)

•	Your Policy provides for a Cash Value. A Policy’s Cash Value varies to reflect:

•	the amount and frequency of premium payments,

•	the investment performance of the Subaccounts,

•	interest earned on Cash Value in the Declared Interest Option,

•	Policy Loans,

•	partial surrenders, and

•	charges we assess under the Policy.

•	You may fully surrender your Policy and receive the Net Cash Value.

•	You may obtain a partial surrender of your Net Cash Value (minimum $500) at any time before the Maturity Date.

•	A partial or full surrender may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Transfers (See “POLICY BENEFITS—Transfers.”)

•	You may transfer amounts (minimum $100) among the Subaccounts an unlimited number of times in a Policy Year.

•	You may make one transfer per Policy Year between the Subaccounts and the Declared Interest Option.

•	The Company waives the transfer charge for the first twelve transfers during a Policy Year. We may assess a $25 charge for the thirteenth and each subsequent transfer in a Policy Year.

•	We do not consider certain transfers for purposes of the twelve free transfer limit. (See “THE POLICY—Special Transfer Privilege” and “THE POLICY—Premiums—Allocating Net Premiums.”)

Asset Allocation Program (See “POLICY BENEFITS—Asset Allocation Program.”)

•	You may elect to participate in the asset allocation program and allocate all of your Net Premiums to one of the four (4) asset allocation model portfolios we make available under the program to assist you in selecting Investment Options (see “POLICY BENEFITS—Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Moderate Conservative, Moderate, Moderate Aggressive and Aggressive. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or elect to end your participation in the asset allocation program. There is no separate charge for participating in the asset allocation program, nor is there a charge to change to a different model portfolio. There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

Loans (See “POLICY BENEFITS—Loan Benefits.”)

•	You may borrow up to 90% of the Policy’s Cash Value, less any previously outstanding Policy Debt. Certain states may permit you to borrow up to 100% of the Policy’s Net Cash Value.

•	We charge you a maximum annual interest rate of 7.4%.

•	We secure your loan by segregating in the Declared Interest Option an amount equal to the Policy Loan.

•	Policy Loans may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Death Proceeds (See “POLICY BENEFITS—Death Proceeds.”)

•	The Policy contains two death benefit options:

•	Option A—the death benefit is the greater of the sum of the Specified Amount and the Policy’s Cash Value, or the Cash Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Option B—the death benefit is the greater of the Specified Amount, or the Cash Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Under either death benefit option, so long as the Policy remains in force, the death benefit will not be less than the Specified Amount of the Policy on the date of death.

•	To determine the death proceeds, we reduce the death benefit by any outstanding Policy Debt and increase the death benefit by any unearned loan interest and any premiums paid after the date of death. We may pay the proceeds in a lump sum or in accordance with a payment option.

•	You may change the Specified Amount or the death benefit option. Changing the Specified Amount or the death benefit option may have federal income tax consequences.

CHARGES (See “CHARGES AND DEDUCTIONS”)

Premium Expense Charge

•	We deduct a premium expense charge equal to 7% of each premium. The remaining amount is the Net Premium.

Cash Value Charges

•	Each month, we make a monthly deduction (that varies from month to month) equal to the sum of:

•	a cost of insurance charge, plus

•	the cost of any additional insurance benefits added by rider, plus

•	a $3 administrative charge.

•	During the first 12 Policy Months and during the 12 Policy Months immediately following an increase in Specified Amount, the monthly deduction will include a monthly administrative charge ranging from $0.05 to $0.50 per $1,000 of Specified Amount or Specified Amount increase. This charge varies depending upon the Attained Age of the Insured and the Policy’s total Specified Amount.

•	Upon partial or complete surrender of a Policy, we assess a charge equal to the lesser of $25 or 2% of the amount surrendered.

•	We waive the transfer charge for the first twelve transfers during a Policy Year, but we may deduct a $25 charge for the thirteenth and each subsequent transfer in a Policy Year.

Charges Against the Variable Account

•	We deduct a daily mortality and expense risk charge from the average daily net assets of each Subaccount. The charge equals an effective annual rate of 0.90%.

•	We may assess a charge against the Variable Account for federal income taxes that may be attributable to the Variable Account.

•	Because the Variable Account purchases shares of the Investment Options, the value of the average net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by each Investment Option.

The following table shows the minimum and maximum fees and expenses (both before and after contractual fee waivers and expense reimbursements) charged by any of the Investment Options for the fiscal year ended December 31, 2010. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses
(expenses that are deducted from Investment Option assets)(1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.36%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(2)	0.10%	1.25%

(1) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.14%

(2) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past April 30, 2012.

TAX TREATMENT (See “FEDERAL TAX MATTERS”)

•	If we issue a Policy on the basis of a standard premium class, we believe that the Policy should qualify as a life insurance contract for federal income tax purposes.

•	If we issue a Policy on a substandard basis, it is not clear due to lack of guidance whether or not the Policy would qualify as a life insurance contract for federal income tax purposes, in all cases, particularly if you pay the full amount of premiums permitted under the Policy.

•	If a Policy qualifies as a life insurance contract for federal income tax purposes, the Cash Value under a Policy should be subject to the same federal income tax treatment as cash value under a conventional fixed-benefit Policy—the Policyowner is generally not deemed to be in constructive receipt of Cash Values under a Policy until there is a distribution from the Policy.

•	If a Policy qualifies as a life insurance contract for federal income tax purposes, the death proceeds payable generally should be excludable from the gross income of the Beneficiary.

•	Even if a Policy qualifies as a life insurance contract for federal income tax purposes, it may be classified as a Modified Endowment Contract (“MEC”), depending on the amount and timing of premiums paid under the Policy. If the Policy is classified as a MEC, the federal tax treatment of distributions other than payment of the death benefit would be less favorable than if the Policy were not classified as a MEC.

State Variations

Policies issued in your state may provide different features and benefits from and impose different features and benefits from those described in this prospectus because of state law variations. These differences include, among other things, cancellation privileges and issue age limitations. Please note that this prospectus describes the material rights and obligations of a Policyowner, and the maximum and current fees and charges for all Policy features and benefits are set forth in the “CHARGES” section of this prospectus.

FARM BUREAU LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT

Farm Bureau Life Insurance Company

Farm Bureau Life Insurance Company is a stock life insurance company which was incorporated in the State of Iowa on October 30, 1944. At December 31, 2010, Iowa Farm Bureau Federation owned shares of various classes representing 63.90% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our outstanding voting shares.

Our principal business is offering life insurance policies and annuity contracts. Our principal offices are at 5400 University Avenue, West Des Moines, Iowa 50266. We are admitted to do business in 18 states—Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation located at 5400 University Avenue, West Des Moines, Iowa 50266, the members of which are county Farm Bureau organizations and their individual members. Through various divisions and subsidiaries, Iowa Farm Bureau Federation engages in the formulation, analysis and promotion of programs designed to foster the educational, social and economic advancement of its members.

The Variable Account

We established the Variable Account as a separate account on March 3, 1987. The Variable Account receives and invests the Net Premiums under the Policy, and may receive and invest net premiums for any other variable life insurance policies we issue.

The Variable Account’s assets are our property, and they are available to cover our general liabilities only to the extent that the Variable Account’s assets exceed its liabilities arising under the Policies and any other policies it supports. The portion of the Variable Account’s assets attributable to the Policies generally are not chargeable with liabilities arising out of any other business that we may conduct. We may transfer to the General Account any Variable Account assets which are in excess of such reserves and other Policy liabilities. For example, we may transfer assets attributable to our investment in the Variable Account or fees and charges that have been earned. Assets held in our General Account are subject to our general liabilities from business operations.

The Variable Account currently has 39 Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding Investment Option. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against, that Subaccount without regard to income, gains or losses from any other Subaccount.

We registered the Variable Account as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission does not mean that the Commission supervises the management or investment practices or policies of the Variable Account or the Company. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

Investment Options

The Variable Account invests in shares of the Investment Options described below. Each of these Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 12 Investment Options, including the Declared Interest Option.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

The paragraphs below summarize each Investment Option’s investment objectives and policies. There is no assurance that any Investment Option will achieve its stated objectives. Please refer to the prospectus for each Investment Option for more detailed information, including a description of risks, for each Investment Option. The Investment Option prospectuses must accompany or precede this Prospectus and you should read them carefully and retain them for future reference. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Home Office.

Note:  If you received a summary prospectus for an Investment Option listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund
•  This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Mid Cap Value Fund	• This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies whose stock price may not reflect the companies’ value.

VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

Portfolio	Investment Objective(s) and Principal Investments
VP Value Fund
•  This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies the investment adviser believes are undervalued at the time of purchase.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Variable Products, Inc. Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.) serves as the investment adviser to the Portfolios. Summit Investment Advisers, Inc. serves as the investment sub-adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP Nasdaq-100® Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP Russell 2000® Small Cap Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP S&P MidCap 400® Index Portfolio
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Share Class
•  This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
•  This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
•  This Portfolio seeks capital growth. The portfolio will normally invest at least 80% of its net assets in the stocks of small-cap companies. The portfolio will consider small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase.

Dreyfus Socially Responsible Growth Fund, Inc.—Service Share Class
•  This Fund seeks to provide capital growth; current income is a secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that, in the opinion of fund management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.*

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

Portfolio	Investment Objective(s) and Principal Investments
High Grade Bond Portfolio—Initial Class
•  This Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of the Portfolio’s net assets in high grade fixed-income securities and typically maintains average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s.

 * On April 11, 2011, the Board of Trustees of the EquiTrust Variable Insurance Series Fund (“EquiTrust Fund”) approved Agreements and Plans of Reorganization that provide for the transfer of all of the assets of each Portfolio of the EquiTrust Fund solely in exchange for shares of an existing Federated Insurance Series fund with similar investment objectives. The transactions contemplated by each Plan of Reorganization are expected to occur on or about July 15, 2011. For more information, see the EquiTrust Fund prospectus, as supplemented.

Portfolio	Investment Objective(s) and Principal Investments
Managed Portfolio—Initial Class
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The Adviser uses a full managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

Money Market Portfolio—Initial Class
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio—Initial Class
•  This Portfolio seeks as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio seeks capital appreciation, but only when consistent with its primary objective. Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock.

Value Growth Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet as well as by using dividend discounting models.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio—Initial Class
•  This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio—Initial Class
•  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may potentially invest in bonds, including lower quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP High Income Portfolio—Service Class 2
•  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio—Initial Class
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500® Index.

Fidelity VIP Mid Cap Portfolio—Service Class2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Overseas Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in common stocks of non-U.S. equity securities, allocating investments across different countries and regions.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small-Mid Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; Franklin Templeton Institutional, LLC serves as the investment adviser to the Franklin Global Real Estate Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund—Class2	• This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small Cap Value Securities Fund—Class2	• This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund—Class 2
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

JPMorgan Insurance Trust. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1
•  This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations between $1 billion and $15 billion at the time of purchase.

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Mid-Cap Growth Portfolio
•  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor’s Mid-Cap 400 Index or the Russell Mid Cap Growth Index. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”. The fund may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.

T. Rowe Price International Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolio. T. Rowe Price International Ltd is the investment sub-adviser.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio
•  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States. This fund is subject to the unique risks of international investing, including currency fluctuation.

The Funds currently sell shares: (1) to the Variable Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (2) to separate accounts to serve as the underlying investment for both variable life insurance policies and variable annuity contracts. We currently do not foresee any disadvantage to Policyowners arising from the sale of shares to support variable life insurance policies and variable annuity contracts, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to those events or conflicts. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Policyowners, we will take appropriate action on our own, including withdrawing the Variable Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Policy based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Cash Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Policyowners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Cash Value of your Policy resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Policies, receives 12b-1 fees deducted from certain portfolio assets attributable to the Policy for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the Securities and Exchange Commission as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the Securities and Exchange Commission.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Investment Options that the Variable Account holds or that the Variable Account may purchase. If the shares of an Investment Option are no longer available for investment or if, in our judgment, further investment in any Investment Option should become inappropriate in view of the purposes of the Variable Account, we reserve the right to dispose of the shares of any Investment Option and to substitute shares of another Investment Option. We may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to a Policyowner’s Cash Value in the Variable Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. Nothing contained in this Prospectus shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in shares of a new Investment Option, with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant, and we may make any new subaccounts available to existing Policyowners on a basis we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Subaccounts to any other Subaccount(s), or one or more Subaccounts may be eliminated or combined with any other Subaccount(s) if, in our sole discretion, marketing, tax or investment conditions warrant.

If we deem it to be in the best interests of persons having voting rights under the Policies, we may

•	operate the Variable Account as a management investment company under the Investment Company Act of 1940,

•	deregister the Variable Account under that Act in the event such registration is no longer required, or,

•	subject to obtaining any approvals or consents required by applicable law, combine the Variable Account with other Company separate accounts.

To the extent permitted by applicable law, we may also transfer the Variable Account’s assets associated with the Policies to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to the Variable Account. (See “ADDITIONAL INFORMATION—Voting Rights.”)

THE POLICY

Purchasing the Policy

In order to issue a Policy, we must receive a completed application, including payment of the initial premium, at our Home Office. We ordinarily will issue a Policy only for Insureds who are 0 to 80 years of age at their last birthday and who supply satisfactory evidence of insurability to the Company. Acceptance is subject to our underwriting rules and we may, in our sole discretion, reject any application or premium for any lawful reason. The minimum Specified Amount for which we will issue a Policy is normally $25,000, although we may, in our discretion, issue Policies with Specified Amounts of less than $25,000.

The effective date of insurance coverage under the Policy will be the latest of:

•	the Policy Date,

•	the date the Insured signs the last of any amendments to the initial application required by our underwriting rules, or

•	the date when we receive the full initial premium at our Home Office.

The Policy Date will be the later of:

(1)	the date of the initial application, or

(2)	the date we receive any additional information at our Home Office if our underwriting rules require additional medical or other information.

The Policy Date may also be any other date mutually agreed to by you and the Company. If the later of (1) or (2) above is the 29th, 30th or 31st of any month, the Policy Date will be the 28th of such month. We use the Policy Date to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

Premiums

Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums.

Premium Flexibility. We do not require you to pay premiums in accordance with a rigid and inflexible premium schedule. We may require you to pay an initial premium equal to the greater of $100, or an amount that, when reduced by the premium expense charge, will be sufficient to pay the monthly deduction for the first Policy Month (for Policies established through a monthly premium payment mode), or an initial premium that, when reduced by the premium expense charge, will be sufficient to pay the monthly deductions for the first two Policy months (for Policies established through a quarterly, semi-annual or annual premium payment mode). Thereafter, subject to the minimum and maximum premium limitations described below, you may also make unscheduled premium payments at any time prior to the Maturity Date. You should forward all premium payments to our Home Office or to our designated payment processing center.

If mandated under applicable law, the Company may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators.

Planned Periodic Premiums. You determine a planned periodic premium schedule that provides for the payment of a level premium over a specified period of time on a quarterly, semi-annual or annual basis. We may, at our discretion, permit you to make planned periodic premium payments on a monthly basis. We ordinarily will send you periodic reminder notices for each planned periodic premium. Depending on the duration of the planned periodic premium schedule, the timing of planned payments could affect the tax status of your Policy. (See “FEDERAL TAX MATTERS.”)

You are not required to pay premiums in accordance with the planned periodic premium schedule. Furthermore, you have considerable flexibility to alter the amount, frequency and the time period over which you pay planned periodic premiums; however, we must consent to any planned periodic payment less than $100. Changes in the planned premium schedule may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”) You should consult a tax adviser before changing the planned premium schedule.

Paying a planned periodic premium will not guarantee that your Policy remains in force. Thus, even if you do pay planned periodic premiums, the Policy will nevertheless lapse if Net Cash Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) and a Grace Period expires without a sufficient payment (see “THE POLICY—Policy Lapse and Reinstatement—Lapse”). However, your Policy will not lapse if you selected the optional Death Benefit Guarantee Rider and you have paid sufficient premiums to meet the cumulative death benefit guarantee premium requirement on each Monthly Deduction Day.

Death Benefit Guarantee Premiums. If you selected the optional Death Benefit Guarantee Rider, your Policy’s data page will show a “Death Benefit Guarantee Monthly Premium.” On each Monthly Deduction Day, we will compare the cumulative actual premiums you have paid with the cumulative death benefit guarantee monthly premiums to see if the death benefit guarantee provision will prevent your Policy from lapsing. If you meet the death benefit guarantee premium requirement, then the Policy will not enter a Grace Period even if its Net Cash Value is not enough to cover the monthly deduction due. The death benefit guarantee premium requirement is met when (a) is equal to or greater than (b) where:

(a)	is the sum of all premiums paid on the Policy (accumulated from the date of payment at the prepayment interest rate shown on the Policy data page), less the sum of all partial surrenders (accumulated from the date of each surrender at the prepayment interest rate), and less any Policy Loans and unpaid loan interest; and

(b)	is the sum of the death benefit guarantee monthly premiums since the Policy Date accumulated at the prepayment interest rate assuming that the premiums are paid on each Monthly Deduction Day.

Your Policy must satisfy the death benefit guarantee premium test on each Monthly Deduction Day to keep this rider in effect.

For example: Your Policy was issued 45 months ago and you have paid $5,000 in premiums. No Policy Loans or partial surrenders have been taken and you have made no Policy changes. Your death benefit guarantee monthly premium is $100. Assuming the prepayment interest rate is zero, the cumulative death benefit guarantee premium requirement as of the 45th Monthly Deduction Day is $4,500 ($100 x 45 months).

In this example, the death benefit guarantee premium requirement is satisfied on this Monthly Deduction Day because the amount of premiums paid ($5,000) is greater than the death benefit guarantee premium requirement ($4,500).

However, assuming you had requested a partial surrender of $1,000, the death benefit guarantee premium requirement would no longer be satisfied because the amount of premiums paid less the partial surrender ($4,000) is now less than the death benefit guarantee premium requirement ($4,500). In order to maintain this rider, you must pay an additional premium of $500 within 61 days after we notify you of the need for additional premium.

The amount of the death benefit guarantee monthly premium is determined when we issue a Policy, and it depends upon the age and other insurance risk characteristics of the Insured, as well as the amount of coverage and additional features you select. The death benefit guarantee monthly premium will change if you alter either the Policy’s Specified Amount or death benefit options, add or delete a Policy rider, or change underwriting class. We will send you a new Policy data page reflecting any change in the death benefit guarantee premium.

Unscheduled Premiums. Each unscheduled premium payment must be at least $100; however, we may, in our discretion, waive this minimum requirement. We reserve the right to limit the number and amount of unscheduled premium payments. An unscheduled premium payment may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”) You should consult a tax adviser before paying an unscheduled premium payment.

Premium Limitations. In no event may the total of all premiums paid, both planned periodic and unscheduled, exceed the applicable maximum premium limitation imposed by federal tax laws. Because the maximum premium limitation is in part dependent upon the Specified Amount for each Policy, changes in the Specified Amount may affect this limitation. If at any time you pay a premium that would result in total premiums exceeding the applicable maximum premium limitation, we will accept only that portion of the premium which will make total premiums equal the maximum. We will return any part of the premium in excess of that amount and we will not accept further premiums until allowed by the applicable maximum premium limitation.

Payment of Premiums. We will treat any payments you make first as payment of any outstanding Policy Debt unless you indicate that the payment should be treated otherwise. Where you make no indication, we will treat any portion of a payment that exceeds the amount of any outstanding Policy Debt as a premium payment.

Net Premiums. The Net Premium is the amount available for investment. The Net Premium equals the premium paid less the premium expense charge. (See “CHARGES AND DEDUCTIONS—Premium Expense Charge.”)

Allocating Net Premiums. In your application for a Policy, you can allocate Net Premiums or portions thereof to the Subaccounts, to the Declared Interest Option, or both. We will allocate Net Premiums to the Declared Interest Option if we receive them either:

(1)	before the date we obtain, at our Home Office, a signed notice from you that you have received the Policy, or

(2)	before the end of 25 days after the Delivery Date.

Upon the earlier of (1) or (2) above, we will automatically allocate the Cash Value in the Declared Interest Option, without charge, among the Subaccounts and Declared Interest Option in accordance with your allocation instructions.

We allocate Net Premiums received on or after (1) or (2) above in accordance with your instructions, to the Variable Account, the Declared Interest Option, or both. You do not waive your cancellation privilege by sending us the signed notice of receipt of the Policy (see “THE POLICY—Examination of Policy (Cancellation Privilege)”).

The following additional rules apply to Net Premium allocations:

•	You must allocate at least 1% of each premium to any Subaccount of the Variable Account or to the Declared Interest Option. (The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time.)

•	Your allocation percentages must be in whole numbers (we do not permit fractional percentages).

•	Each Net Premium may be directed to a maximum of 12 Investment Options, including the Declared Interest Option.

•	You may change the allocation percentages for future Net Premiums without charge, at any time while the Policy is in force, by providing us with a Written Notice. The change will take effect on the date we receive the Written Notice and will have no effect on prior Cash Values.

Examination of Policy (Cancellation Privilege)

You may cancel the Policy by delivering or mailing Written Notice and returning the Policy to us before midnight of the 20th day you receive the Policy. (Certain states may provide for 30 days in which to cancel a Policy in a replacement situation.) Notice given by mail and return of the Policy by mail will be deemed returned on being placed in the U.S. Mail properly addressed and postage prepaid.

We will refund, within seven days after our receipt of satisfactory notice of cancellation and the returned Policy, an amount equal to the sum of:

•	the Cash Value on the Business Day on or next following the date we receive the Policy,

•	any premium expense charges we deducted,

•	monthly deductions made on the Policy Date and any Monthly Deduction Day, and

•	amounts approximating the daily charges against the Variable Account.

(Owners in the state of Utah will receive the greater of (1) the Policy’s Cash Value plus an amount approximately equal to any charges we deducted from premiums, Cash Value and the Variable Account, or (2) premiums paid.)

Policy Lapse and Reinstatement

Lapse. Your Policy may lapse (terminate without value) if the Net Cash Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) AND a Grace Period expires without a sufficient payment. However, the Policy will not lapse if you selected the optional Death Benefit Guarantee Rider and you have paid sufficient premiums to meet the cumulative death benefit guarantee monthly premium requirement on each Monthly Deduction Day. (See “THE POLICY—Premiums—Death Benefit Guarantee Premiums.”) Insurance coverage will continue during the Grace Period, but we will deem the Policy to have no Cash Value for purposes of Policy Loans and surrenders during such Grace Period. The death proceeds payable during the Grace Period will equal the amount of the death proceeds payable immediately prior to the commencement of the Grace Period, reduced by any due and unpaid monthly deductions.

A Grace Period of 61 days will commence on the date we send you a notice of any insufficiency, at which time the Cash Value in each Subaccount will be automatically transferred without charge to the Declared Interest Option.

To avoid lapse and termination of the Policy without value, we must receive from you during the Grace Period a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). If your Policy enters a Grace Period, the amount transferred to the Declared Interest Option will remain there unless and until you provide us with allocation instructions.

Reinstatement.  Prior to the Maturity Date, you may reinstate a lapsed Policy at any time within five years of the Monthly Deduction Day immediately preceding the Grace Period which expired without payment of the required premium. You must submit the following items to us at our Home Office:

•	A written application for reinstatement signed by the Policyowner and the Insured;

•	Evidence of insurability we deem satisfactory;

•	A premium that, after the deduction of the premium expense charge, is at least sufficient to cover the monthly policy expenses for the lapsed period and to keep the Policy in force for three months; and

State law may limit the premium to be paid on reinstatement to an amount less than that described. To the extent that we did not deduct the first-year monthly administrative charge for a total of twelve Policy Months prior to lapse, we will continue to deduct such charge following reinstatement of the Policy until we have assessed such charge, both before and after the lapse, for a total of 12 Policy Months. (See “CHARGES AND DEDUCTIONS — Monthly Deduction.”) We will not reinstate a Policy surrendered for its Cash Value. The lapse of a Policy with loans outstanding may have adverse tax consequences (see “FEDERAL TAX MATTERS”).

If we approve your application for reinstatement, your Policy will be reinstated with an effective date equal to the date of lapse. Upon reinstatement of your Policy, the amount transferred to the Declared Interest Option during the Grace Period and the reinstatement net premium amount will remain there unless and until you provide us with allocation instructions.

Special Transfer Privilege

You may, at any time prior to the Maturity Date while the Policy is in force, operate the Policy as a flexible premium fixed-benefit life insurance policy by requesting that we transfer all of the Cash Value in the Variable Account to the Declared Interest Option. You may exercise this special transfer privilege once each Policy Year. Once you exercise the special transfer privilege, we automatically will credit all future premium payments to the Declared Interest Option, until you request a change in allocation to convert the Policy back to a flexible premium variable life insurance policy. The Company will not impose any charge for transfers resulting from the exercise of the special transfer privilege.

POLICY BENEFITS

While a Policy is in force, it provides for certain benefits prior to the Maturity Date. Subject to certain limitations, you may at any time obtain all or a portion of the Net Cash Value by partially or completely surrendering the Policy. (See “POLICY BENEFITS—Cash Value Benefits—Surrender Privileges.”) In addition, you have certain policy loan privileges under the Policies. (See “POLICY BENEFITS—Loan Benefits—Policy Loans.”) The Policy also provides for the payment of death proceeds upon the death of the Insured under one of two death benefit options selected by you (see “POLICY BENEFITS—Death Proceeds—Death Benefit Options”), and benefits upon the maturity of a Policy (see “POLICY BENEFITS—Benefits at Maturity”). You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “POLICY BENEFITS—Asset Allocation Program”).

Cash Value Benefits

Surrender Privileges. At any time prior to the Maturity Date while the Policy is in force, you may surrender the Policy in whole or in part by sending us Written Notice. If we receive your Written Notice to surrender your Policy prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Cash Value for your Policy (less the Surrender Charge) as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender your Policy at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Cash Value for your Policy (less the Surrender Charge) as of 3:00 p.m. central time on the following Business Day.

A Surrender Charge to cover the cost of processing the surrender will be payable upon complete surrender and upon each partial surrender. The charge is equal to the lesser of $25 or 2% of the amount requested. (See “CHARGES AND DEDUCTIONS—Surrender Charge.”) We ordinarily mail surrender proceeds to the Policyowner within seven days after we receive Written Notice for a surrender, although we may postpone payments under certain circumstances. (See “GENERAL PROVISIONS—Postponement of Payments.”)

Facsimile Requests. You may request a partial withdrawal from or surrender of your Policy via facsimile.

•	Facsimile requests must be directed to 1-800-754-6370 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and Policy number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Policy application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•	Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive your Written Notice. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Complete Surrenders. The amount payable on complete surrender of the Policy is the Net Cash Value at the end of the Valuation Period when we receive the request, less the Surrender Charge.

We may pay this amount in a lump sum or under one of the payment options specified in the Policy, as requested by the Policyowner. (See “POLICY BENEFITS—Payment Options.”) If you surrender the entire Net Cash Value, all insurance in force will terminate and you cannot reinstate the Policy. See “FEDERAL TAX MATTERS” for a discussion of the tax consequences associated with complete surrenders.

Partial Surrenders. You may obtain a portion of the Policy’s Net Cash Value as a partial surrender from the Policy.

•	A partial surrender must be at least $500.

•	A partial surrender cannot exceed the lesser of (1) the Net Cash Value minus $500 or (2) 90% of the Net Cash Value.

We deduct the Surrender Charge from the remaining Cash Value. You may request that we pay the proceeds of a partial surrender in a lump sum or under one of the payment options specified in the Policy. (See “POLICY BENEFITS—Payment Options.”)

We will allocate a partial surrender (together with the Surrender Charge) among the Subaccounts and the Declared Interest Option in accordance with your written instructions. If we do not receive any such instructions with the request for partial surrender, we will allocate the partial surrender among the Subaccounts and the Declared Interest Option in the same proportion that the Cash Value in each of the Subaccounts and the Cash Value in the Declared Interest Option, reduced by any outstanding Policy Debt, bears to the total Cash Value, reduced by any outstanding Policy Debt, on the date we receive your Written Notice.

Partial surrenders will affect both the Policy’s Cash Value and the death proceeds payable under the Policy. (See “POLICY BENEFITS—Death Proceeds.”)

•	The Policy’s Cash Value will be reduced by the amount of the partial surrender.

•	If the death benefit payable under either death benefit option both before and after the partial surrender is equal to the Cash Value multiplied by the specified amount factor set forth in the Policy, a partial surrender will result in a reduction in death proceeds equal to the amount of the partial surrender, multiplied by the specified amount factor then in effect.

•	If the death benefit is not so affected by the specified amount factor, the reduction in death proceeds will be equal to the partial surrender.

If Option A is in effect at the time of the surrender, there will be no effect on Specified Amount. If Option B is in effect at the time of surrender, partial surrenders will reduce the Policy’s Specified Amount by the amount of Cash Value surrendered. (See “POLICY BENEFITS—Death Proceeds—Death Benefit Options.”) The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount for the Policy in effect on the date of the partial surrender, as published by the Company. As a result, we will not process any partial surrender that would reduce the Specified Amount below this minimum.

If increases in the Specified Amount previously have occurred, a partial surrender will first reduce the Specified Amount of the most recent increase, then the next most recent increases successively, then the coverage under the original application. Thus, a partial surrender may either increase or decrease the amount of the cost of insurance charge, depending upon the particular circumstances. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance.”) For a discussion of the tax consequences associated with partial surrenders, see “FEDERAL TAX MATTERS.”

Net Cash Value. Net Cash Value equals the Policy’s Cash Value reduced by any outstanding Policy Debt and increased by any unearned loan interest.

Calculating Cash Value. The Cash Value of the Policy is equal to the sum of the Cash Values in each Subaccount, plus the Cash Value in the Declared Interest Option, including amounts transferred to the Declared Interest Option to secure outstanding Policy Debt. We determine Cash Value on each Business Day, and there is no guaranteed minimum Cash Value.

•	Cash Value will reflect a number of factors, including

•	premiums paid,

•	partial surrenders,

•	Policy Loans,

•	charges assessed in connection with the Policy,

•	interest earned on the Cash Value in the Declared Interest Option, and

•	investment performance of the Subaccounts to which the Cash Value is allocated.

As of the Policy Date, the Cash Value equals the initial Net Premium less the monthly deduction made on the Policy Date.

On the Business Day coinciding with or immediately following the earlier of the date we receive notice at our Home Office that you have received the Policy, or 25 days after the Delivery Date, we will automatically transfer the Cash Value (all of which is in the Declared Interest Option) among the Subaccounts and the Declared Interest Option in accordance with your percentage allocation instructions. At the end of each Valuation Period thereafter, the Cash Value in a Subaccount will equal:

•	The total Subaccount units represented by the Cash Value at the end of the preceding Valuation Period, multiplied by the Subaccount’s unit value for the current Valuation Period; PLUS

•	Any Net Premiums received during the current Valuation Period which are allocated to the Subaccount; PLUS

•	All Cash Values transferred to the Subaccount from the Declared Interest Option or from another Subaccount during the current Valuation Period; MINUS

•	All Cash Values transferred from the Subaccount to another Subaccount or to the Declared Interest Option during the current Valuation Period, including amounts transferred to the Declared Interest Option to secure Policy Debt; MINUS

•	All partial surrenders (and any portion of the Surrender Charge) from the Subaccount during the current Valuation Period; MINUS

•	The portion of any monthly deduction charged to the Subaccount during the current Valuation Period to cover the Policy Month following the Monthly Deduction Day.

•	The Policy’s total Cash Value in the Variable Account equals the sum of the Policy’s Cash Value in each Subaccount.

Unit Value. Each Subaccount has a Unit Value. When you allocate Net Premiums or transfer other amounts into a Subaccount, we purchase a number of units based on the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation or transfer is made. Likewise, when amounts are transferred out of a Subaccount, units are redeemed on the same basis. On any day, a Policy’s Cash Value in a Subaccount is equal to the number of units held in such Subaccount, multiplied by the Unit Value of such Subaccount on that date.

For each Subaccount, we initially set the Unit Value at $10 when the Subaccount first purchased shares of the designated Investment Option. We calculate the Unit Value for each subsequent Valuation Period by dividing (a) by (b) where:

(a)	is the net result of

(1)	the Net Asset Value of the Subaccount at the end of the preceding Valuation Period, plus

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period, minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

(4)	any amount charged against the Subaccount for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount, minus

(5)	a charge no greater than 0.0024548% of the average daily net assets of the Subaccount for each day in the Valuation Period. This corresponds to an effective annual rate of 0.90% of the average daily net assets of the Subaccount for mortality and expense risks incurred in connection with the Policies.

(b)	is the number of units outstanding at the end of the preceding Valuation Period.

We value the assets in the Variable Account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations.

Transfers

The following features apply to transfers under the Policy:

•	You may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year; however, you may only make one transfer per Policy Year between the Declared Interest Option and the Variable Account.

•	You may make transfers by written request to the Home Office or, if you elected the “Telephone Transfer Authorization” on the supplemental application, by calling the Home Office toll-free at (800) 247-4170. We reserve the right to suspend telephone transfer privileges at any time. We will use reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

•	The amount of the transfer must be at least $100; or if less than $100, the total Cash Value in the Subaccount or in the Declared Interest Option (reduced, in the case of the Declared Interest Option, by any outstanding Policy Debt). The Company may, at its discretion, waive the $100 minimum requirement.

•	The transfer will be effective as of the end of the Valuation Period during which we receive your Written Notice. This means that if we receive your Written Notice or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	The Company waives the transfer charge for the first twelve transfers during a Policy Year.

•	We may assess a transfer charge of $25 for the 13th and each subsequent transfer in a Policy Year. We will deduct the transfer charge from the amount transferred unless you submit payment for the charge at the time of your request. Once we issue a Policy, we will not increase this charge. (See “CHARGES AND DEDUCTIONS—Transfer Charge.”)

•	For purposes of these limitations and charges, we consider all transfers effected on the same day as a single transfer.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Policy’s then-effective premium allocation instructions. The asset rebalancing program will transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free currently permitted transfers during a Policy Year.

•	This feature cannot be utilized in combination with dollar cost averaging program.

•	If you elect to participate in the asset allocation program, then your Cash Value will automatically be rebalanced annually to maintain the Subaccounts and percentage for your selected asset allocation model.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your Net Premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

In order to establish this program, you must elect this option on your initial application or complete and submit the applicable request form at a later date, and have money available in a single “source account.” Provided there is no outstanding Policy Debt, we will automatically transfer equal amounts from the source account to your designated “target accounts” each month.

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is twelve, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a Written Notice at our Home Office.

•	This feature is considered in the twelve free transfers in a Policy Year. All transfers made on the same date count as one transfer.

•	The one transfer limit between the Declared Interest Option and the Variable Account is waived under this program.

•	There is no charge to participate in this program. We reserve the right to discontinue this program at any time.

•	This feature can not be used in combination with the automatic rebalancing or the asset allocation programs.

Additional Limitations on Transfers. When you make a request to transfer Cash Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Policyowner who makes frequent transfers among the Subaccounts available under this Policy causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by a Policyowner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Policyowners and other persons who may have material rights under the Policy (e.g., Beneficiaries). We endeavor to protect long-term Policyowners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Policies, and have no arrangements in place to permit any Policyowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Policy.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Policyowners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Policies that we believe are related (e.g., two Policies with the same Policyowner or owned by spouses or by different partnerships that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, automatic rebalancing or asset allocation programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Policyowners and persons with material rights under a Policy. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts and variable insurance policies (“variable contracts”) and separate accounts it is possible that some Policyowners may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Policy, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Policyowners or intermediaries acting on behalf of Policyowners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Policy.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Policyowners, other persons with material rights under the Policies, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Policyowners engaging in frequent transfer activity among the Subaccounts under the Policy. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Variable Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for the imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of any Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor Policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Policyowners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Policyowners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Policyowners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Policyowners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policyowners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

Asset Allocation Program

The following is a summary of the asset allocation program available under the Policy. A more detailed description of the asset allocation models available within the program may be obtained from our Home Office by calling 1-800-400-5742.

Overview. The asset allocation program is a service we make available to assist you in selecting Investment Options under your Policy. You may elect to allocate all of your Net Premiums to one of the model portfolios of the asset allocation program.

If you elect to participate in the asset allocation program at any time after the Policy Date, we will reallocate your Accumulated Value on the Business Day we receive the information necessary to process the request in accordance with the asset allocation model portfolio you selected that is in effect at that time. This means that if we receive the information necessary to process the request prior to 3:00 p.m. central time on a Business Day, we will process the request at the Unit Values calculated as of 3:00 p.m. that Business Day. If we receive your request at or after 3:00 p.m. central time, we will process the request at the Unit Values calculated as of 3:00 p.m. on the following Business Day.

If you elect to participate in the asset allocation program, you must include all your Accumulated Value in the Program. Our affiliate, EquiTrust Investment Management Services, Inc. (“ETIMS”) will serve as the investment advisor and will have an advisory relationship with each Policyowner, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the asset allocation program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if ETIMS changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the asset allocation program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of Premium and Accumulated Value allocated to each Investment Option.

There currently are four (4) asset allocation model portfolios to choose from:

•	Moderate Conservative Model Portfolio

•	Moderate Model Portfolio

•	Moderate Aggressive Model Portfolio

•	Aggressive Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or end your participation in the asset allocation program. Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Based on the results of the questionnaire, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. You may contact your registered representative or our Home Office for copy of the questionnaire. There is no charge to change to a different model portfolio.

Annual Rebalancing. On the fifth Business Day of May each year, we automatically rebalance your Accumulated Value to maintain the Subaccounts and percentages for your selected asset allocation model portfolio. This annual rebalancing takes account of:

•	Increases and decreases in Accumulated Value in each Subaccount due to Subaccount performance,

•	Increases and decreases in Accumulated Value in each Subaccount due to partial withdrawals and payment of Premiums, and

•	Any adjustments ETIMS has made to the selected asset allocation model portfolio.

The first annual rebalancing will be on the fifth Business Day of May, each calendar year following the later of the election date.

Allocation of Future Premiums. The asset allocation model portfolio that you select will override any prior percentage allocations that you may have chosen and all future Net Premiums will be allocated accordingly.

Changes to Asset Allocation Model Portfolios. ETIMS periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. ETIMS may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Policy.

If changes will be made to a particular model portfolio as a result of ETIMS’ review, then ETIMS will notify all Policyowners in the asset allocation program at least 30 days in advance of the date of such changes. You should carefully review these notices. Policyowners who wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action. Policyowners who do not wish to revise their respective investment allocations based on the changes to the model portfolios must contact our Home Office prior to the deadline set forth in the notice and affirmatively opt out of the revised asset allocation model portfolio. Unless you elect a different model portfolio under the asset allocation program, opting out of the revised asset allocation model portfolio will also cause your participation in the asset allocation program to terminate. When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value.

Note:

•	Transfers among Investment Options resulting from a change in the asset allocation model portfolios are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the asset allocation program to have terminated. However, you can elect at any time to again participate in the asset allocation program. Please contact our Home Office to reenter the asset allocation program. Please note: You must submit a request form, and may be required to submit an updated standardized questionnaire, before reentering the asset allocation program.

Other Information. We and our affiliates, including ETIMS, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Also, ETIMS, in its capacity as investment advisor to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, ETIMS is legally obligated to disregard these incentives. ETIMS receives no compensation for services it performs in developing and updating asset allocation model portfolios.

For more information about ETIMS, and its role as investment advisor for the asset allocation program, please see the ETIMS disclosure document, which is available to you at no charge. You can request a copy by writing to EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 or by contacting our Home Office at 1-800-400-5742. We may perform certain administrative functions on behalf of ETIMS; however, we are not registered as an investment advisor and are not providing any investment advice in making the asset allocation program available under the Policy.

If you elect to participate in the asset allocation program:

•	You can surrender all or part of your Cash Value.

•	You cannot also elect to participate in the dollar cost averaging program.

We may terminate or alter the asset allocation program at any time.

Loan Benefits

Policy Loans. So long as the Policy remains in force and has a positive Net Cash Value, you may borrow money from the Company at any time using the Policy as the sole security for a Policy Loan. A loan taken from, or secured by, a Policy may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

The maximum amount that you may borrow at any time is 90% of the Cash Value as of the end of the Valuation Period during which we receive your Written Notice for a Policy Loan, less any previously outstanding Policy Debt. (Certain states may permit you to borrow up to 100% of the Policy’s Net Cash Value.) The Company’s claim for repayment of Policy Debt has priority over the claims of any assignee or other person.

During any time that there is outstanding Policy Debt, we will treat payments you make first as payment of outstanding Policy Debt, unless you indicate that we should treat the payment otherwise. Where no indication is made, we will treat as a premium payment any portion of a payment that exceeds the amount of any outstanding Policy Debt.

Allocation of Policy Loan. When you take a Policy Loan, we segregate an amount equal to the Policy Loan (including interest) within the Declared Interest Option as security for the loan. If, immediately prior to a Policy Loan, the Cash Value in the Declared Interest Option less Policy Debt outstanding is less than the amount of such loan, we will transfer the difference from the Subaccounts of the Variable Account, which have Cash Value, in the same proportions that the Policy’s Cash Value in each Subaccount bears to the Policy’s total Cash Value in the Variable Account. We will determine Cash Values as of the end of the Valuation Period during which we receive your Written Notice for a Policy Loan.

We normally will mail loan proceeds to you within seven days after receipt of a written request. Postponement of a Policy Loan may take place under certain circumstances. (See “GENERAL PROVISIONS—Postponement of Payments.”)

Amounts segregated within the Declared Interest Option as security for Policy Debt will bear interest at an effective annual rate set by the Company. This rate may be different than that used for other amounts within the Declared Interest Option. (See “POLICY BENEFITS—Loan Benefits—Effect on Investment Performance.”)

Loan Interest Charged. The interest rate charged on Policy Loans is not fixed. Initially, it will be the rate shown in the Policy on the Policy data page. The Company may at any time elect to change the interest rate, subject to the following conditions:

(1)	the rate may not exceed 7.4% per year in advance (which is equal to an effective rate of 8%);

(2)	any increase in the interest rate may not exceed 1% per calendar year; and

(3)	changes in the interest rate may not occur more often than once in any twelve-month period. We will send you notice of any change in rate. The new rate will take effect on the Policy Anniversary coinciding with or next following the date we change the rate.

Interest is payable in advance at the time you make any Policy Loan (for the remainder of the Policy Year) and on each Policy Anniversary thereafter (for the entire Policy Year) so long as there is Policy Debt outstanding. We will subtract interest payable at the time you make a Policy Loan from the loan proceeds. Thereafter, we will add interest not paid when due to the existing Policy Debt and it will bear interest at the same rate charged for Policy Loans. We will segregate the amount equal to unpaid interest within the Declared Interest Option in the same manner that amounts for Policy Loans are segregated within the Declared Interest Option. (See “POLICY BENEFITS—Loan Benefits—Allocation of Policy Loan.”)

Because we charge interest in advance, we will add any interest that has not been earned to the death benefit payable at the Insured’s death and to the Cash Value upon complete surrender, and we will credit it to the Cash Value in the Declared Interest Option upon repayment of Policy Debt.

Effect on Investment Performance. Amounts transferred from the Variable Account as security for Policy Debt will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Declared Interest Option as security for Policy Debt with interest on each Monthly Deduction Day at an effective annual rate of between 4.5% and 6%, as determined and declared by the Company. We will not credit additional interest to these amounts. The interest credited will remain in the Declared Interest Option unless and until transferred by the Policyowner to the Variable Account, but will not be segregated within the Declared Interest Option as security for Policy Debt.

Even though you may repay Policy Debt in whole or in part at any time prior to the Maturity Date if the Policy is still in force, Policy Loans will affect the Cash Value of a Policy and may affect the death proceeds payable. The effect could be favorable or unfavorable depending upon whether the investment performance of the Subaccount(s) from which the Cash Value was transferred is less than or greater than the interest rates actually credited to the Cash Value segregated within the Declared Interest Option as security for Policy Debt while Policy Debt is outstanding. In comparison to a Policy under which no loan was made, Cash Value will be lower where such interest rates credited were less than the investment performance of the Subaccount(s), but will be higher where such interest rates were greater than the performance of the Subaccount(s). In addition, death proceeds will reflect a reduction of the death benefit by any outstanding Policy Debt.

Policy Debt. Policy Debt equals the sum of all unpaid Policy Loans and any due and unpaid Policy Loan interest. Policy Debt is not included in Net Cash Value, which is equal to Cash Value less Policy Debt. If Net Cash Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”), we will notify you. To avoid lapse and termination of the Policy without value (see “THE POLICY—Policy Lapse and Reinstatement—Lapse”), you must, during the Grace Period, make a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium

Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). Therefore, the greater the Policy Debt under a Policy, the more likely it would be to lapse.

Repayment of Policy Debt. You may repay Policy Debt in whole or in part any time during the Insured’s life and before the Maturity Date so long as the Policy is in force. We subtract any Policy Debt not repaid from the death benefit payable at the Insured’s death, from Cash Value upon complete surrender or from the maturity benefit. Any payments made by a Policyowner will be treated first as the repayment of any outstanding Policy Debt, unless the Policyowner indicates otherwise. Upon partial or full repayment of Policy Debt, we will no longer segregate within the Declared Interest Option the portion of the Cash Value securing the repaid portion of the Policy Debt, but that amount will remain in the Declared Interest Option unless and until transferred to the Variable Account by the Policyowner. We will notify you when your Policy Debt is repaid in full.

For a discussion of the tax consequences associated with Policy Loans and lapses, see “FEDERAL TAX MATTERS.”

Death Proceeds

So long as the Policy remains in force, the Policy provides for the payment of death proceeds upon the death of the Insured.

•	You may name one or more primary Beneficiaries or contingent Beneficiaries and we will pay proceeds to the primary Beneficiary or a contingent Beneficiary.

•	If no Beneficiary survives the Insured, we will pay the death proceeds to the Policyowner or his estate. We may pay death proceeds in a lump sum or under a payment option. (See “POLICY BENEFITS—Payment Options.”)

To determine the death proceeds, we will reduce the death benefit by any outstanding Policy Debt and increase it by any unearned loan interest and any premiums paid after the date of death. We will ordinarily mail proceeds within seven days after receipt by the Company of Due Proof of Death. We may postpone payment, however, under certain circumstances. (See “GENERAL PROVISIONS—Postponement of Payments.”)

Death Benefit Guarantee Rider. If you selected the optional Death Benefit Guarantee Rider (there is no charge for this rider), on each Monthly Deduction Day we will check to see if you have met the death benefit guarantee monthly premium requirement by comparing the total amount of cumulative actual premiums you have paid with the cumulative death benefit guarantee monthly premiums. If you meet the death benefit guarantee monthly premium requirement, then your Policy will not enter a Grace Period even if the Net Cash Value is not enough to cover the monthly deduction due. If you do not meet the death benefit guarantee monthly premium requirement, then we will notify you of the amount you must pay within 61 days to prevent your Policy from lapsing. (See “THE POLICY—Premiums—Death Benefit Guarantee Premium.”) Your Policy will meet the death benefit guarantee monthly premium requirement on a Monthly Deduction Day when (a) is equal to or greater than (b) where:

(a)	is the sum of all premiums paid on the Policy (accumulated from the date of payment at the prepayment interest rate shown on the Policy data page), less the sum of all partial surrenders (accumulated from the date of each surrender at the prepayment interest rate), and less any Policy Loans and unpaid loan interest; and

(b)	is the sum of the death benefit guarantee monthly premiums since the Policy Date accumulated at the prepayment interest rate.

Death Benefit Options. Policyowners designate in the initial application one of two death benefit options offered under the Policy. The amount of the death benefit payable under a Policy will depend upon the option in effect at the time of the Insured’s death.

Under Option A, the death benefit will be equal to the greater of

(1)	the sum of the current Specified Amount and the Cash Value, or

(2)	the Cash Value multiplied by the specified amount factor for the Insured’s Attained Age.

We will determine Cash Value as of the end of the Business Day coinciding with or immediately following the date of death. Under Option A, the death proceeds will always vary as the Cash Value varies (but will never be less than the Specified Amount). If you prefer to have favorable investment performance and additional premiums reflected in increased death benefits, Policyowners generally should select Option A.

Under Option B, the death benefit will be equal to the greater of:

•	the current Specified Amount, or

•	the Cash Value (determined as of the end of the Business Day coinciding with or immediately following the date of death) multiplied by the specified amount factor for the Insured’s Attained Age.

Under Option B, the death benefit will remain level at the Specified Amount unless the Cash Value multiplied by the specified amount factor exceeds the current Specified Amount, in which case the amount of the death benefit will vary as the Cash Value varies. If you are satisfied with the amount of your insurance coverage under the Policy and prefer to have favorable investment performance and additional premiums reflected in higher Cash Value rather than increased death benefits, Policyowners generally should select Option B.

Appendix B shows examples illustrating Option A and Option B. The specified amount factor is 2.50 for an Insured Attained Age 40 or below on the date of death. For Insureds with an Attained Age over 40 on the date of death, the factor declines with age as shown in the Specified Amount Factor Table in Appendix B.

Changing the Death Benefit Option. You may change the death benefit option in effect at any time by sending Written Notice to us. The effective date of such a change will be the Monthly Deduction Day coinciding with or immediately following the date we approve the change. A change in death benefit options may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

If you change the death benefit option from Option A to Option B, the death benefit will not change and the current Specified Amount will be increased by the Cash Value on the effective date of the change. If you change the death benefit option from Option B to Option A, we will reduce the current Specified Amount by an amount equal to the Cash Value on the effective date of the change. You may not make a change in the death benefit option if it would result in a Specified Amount which is less than the minimum Specified Amount in effect on the effective date of the change, or if after the change the Policy would no longer qualify as life insurance under federal tax law.

We impose no charges in connection with a change in death benefit option; however, a change in death benefit option will affect the cost of insurance charges. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance.”)

Change in Existing Coverage. After a Policy has been in force for one Policy Year, you may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. To make a change, you must send us Written Notice. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which will affect your cost of insurance charge. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance Rate,

and—Net Amount at Risk.”) If decreases in the Specified Amount cause the premiums paid to exceed the maximum premium limitations imposed by federal tax law (see “THE POLICY—Premiums—Premium Limitations”), the decrease will be limited to the extent necessary to meet these requirements. A change in existing coverage may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Any decrease in the Specified Amount will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. The decrease will first reduce the Specified Amount provided by the most recent increase, then the next most recent increases successively, then the Specified Amount under the original application. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy in effect on the date of the decrease.

To apply for an increase, you must provide us with evidence of insurability we deem satisfactory. Any approved increase will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. An increase will not become effective, however, if the Policy’s Cash Value on the effective date would not be sufficient to cover the deduction for the increased cost of the insurance for the next Policy Month.

Changes in Insurance Protection. You may increase or decrease the pure insurance protection provided by a Policy—the difference between the death benefit and the Cash Value—in one of several ways as insurance needs change. This would include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments and, to a lesser extent, taking a partial surrender from Cash Value.

Although the consequences of each of these methods will depend upon the individual circumstances, they may be summarized as follows:

•	A decrease in the Specified Amount will, subject to the applicable specified amount factor (see “POLICY BENEFITS—Death Proceeds—Death Benefit Options”), decrease the pure insurance protection and the cost of insurance charges under the Policy without generally reducing the Cash Value.

•	An increase in the Specified Amount may increase the amount of pure insurance protection, depending on the amount of Cash Value and the resultant applicable specified amount factor. If the insurance protection is increased, the cost of insurance charge generally will increase as well.

•	If you elect Option B, an increased level of premium payments will increase the Cash Value and reduce the pure insurance protection, until the Cash Value multiplied by the applicable specified amount factor exceeds the Specified Amount. Increased premiums should also increase the amount of funds available to keep the Policy in force.

•	If you elect Option B, a reduced level of premium payments generally will increase the amount of pure insurance protection, depending on the applicable specified amount factor. It also will result in a reduced amount of Cash Value and will increase the possibility that the Policy will lapse.

•	A partial surrender will reduce the death benefit. (See “POLICY BENEFITS—Cash Value Benefits—Surrender Privileges.”) However, it only affects the amount of pure insurance protection if the death benefit payable is based on the specified amount factor, because otherwise the decrease in the benefit is offset by the amount of Cash Value withdrawn. The primary effect of a partial surrender is you receive cash and reduce Cash Value.

In comparison, an increase in the death benefit due to the operation of the specified amount factor occurs automatically and is intended to help assure that the Policy remains qualified as life insurance under federal tax law. The calculation of the death benefit based upon the specified amount factor occurs only when the Cash Value of a Policy reaches a certain proportion of the

Specified Amount (which may or may not occur). Additional premium payments, favorable investment performance and large initial premiums tend to increase the likelihood of the specified amount factor becoming operational after the first few Policy Years. Such increases will be temporary, however, if the investment performance becomes unfavorable and/or premium payments are stopped or decreased.

A change in insurance protection may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Accelerated Payments of Death Proceeds

In the event that the Insured becomes terminally ill (as defined below), you may (if residing in a state that has approved such an endorsement), by written request and subject to the conditions stated below, have the Company pay all or a portion of the accelerated death benefit immediately to you. If not attached to the Policy beforehand, we will issue an accelerated death benefit endorsement (the “Endorsement”) providing for this right. There is no separate charge for this Endorsement.

For this purpose, an Insured is terminally ill when a physician (as defined by the Endorsement) certifies that he or she has a life expectancy of 12 months or less.

The accelerated death benefit is equal to the Policy’s death benefit as described on page 7, up to a maximum of $250,000 (the $250,000 maximum applies in aggregate to all policies issued by the Company on the Insured), less an amount representing a discount for 12 months at the interest rate charged for loans under the Policy. The accelerated death benefit does not include the amount of any death benefit payable under a rider that covers the life of someone other than the Insured. Adding this endorsement to a Policy or requesting an accelerated death benefit under this endorsement may have tax consequences (see “FEDERAL TAX MATTERS”).

In the event that there is a loan outstanding under the Policy on the date that the Policyowner requests a payment under the Endorsement, we reduce the accelerated death benefit by a portion of the outstanding loan in the same proportion that the requested payment under the Endorsement bears to the total death benefit under the Policy. If the amount you request to be paid under the Endorsement is less than the total death benefit under the Policy and the Specified Amount of the Policy is equal to or greater than the minimum Specified Amount, the Policy will remain in force with all values and benefits under the Policy being reduced in the same proportion that the new Policy benefit bears to the Policy benefit before exercise of the Endorsement.

There are several other restrictions associated with the Endorsement. These are:

(1)	the Endorsement is not valid if the Policy is within five years of being matured,

(2)	the consent of any irrevocable Beneficiary or assignee is required to exercise the Endorsement,

(3)	we reserve the right, in our sole discretion, to require the consent of the Insured or of any Beneficiary, assignee, spouse or other party of interest before permitting the exercise of the Endorsement,

(4)	we reserve the right to obtain the concurrence of a second medical opinion as to whether any Insured is terminally ill, and

(5)	the Endorsement is not effective where:

(a)	you or the Insured would be otherwise required by law to use the Endorsement to meet the claims of creditors, or

(b)	the Insured would be otherwise required by any government agency to exercise the Endorsement in order to apply for, obtain or keep a government benefit or entitlement.

The Endorsement will terminate at the earlier of the end of the grace period for which any premium is unpaid, upon our receipt of your Written Notice to cancel the Endorsement or upon termination of the Policy.

The Company believes that for federal income tax purposes, an accelerated death benefit payment received under an accelerated death benefit endorsement should be fully excludable from the gross income of the Beneficiary, except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this Endorsement to a Policy or requesting an accelerated death benefit payment under this Endorsement.

Benefits at Maturity

The Maturity Date is Attained Age 95. If the Insured is alive and the Policy is in force on the Maturity Date, we will pay to you the Policy’s Cash Value as of the end of the Business Day coinciding with or immediately following the Maturity Date, reduced by any outstanding Policy Debt. (See “POLICY BENEFITS—Loan Benefits—Repayment of Policy Debt.”) We may pay benefits at maturity in a lump sum or under a payment option.

Prior to the Maturity Date, your Policy may be exchanged for a universal life policy to provide you continued coverage to age 115. The tax consequences associated with continuing a Policy beyond age 100 are unclear. Consult a tax adviser on this issue.

Payment Options

We may pay death proceeds and Cash Value due at maturity, or upon partial or complete surrender of a Policy in whole or in part under a payment option as described below. We also may make payments under any new payment option available at the time proceeds become payable. In addition, we may pay proceeds in any manner acceptable to us.

You may designate an option in your application or notify us in writing at our Home Office. During the life of the Insured, you may select a payment option; in addition, during that time you may change a previously selected option by sending Written Notice requesting the cancellation of the prior option and the designation of a new option. If you have not chosen an option prior to the Insured’s death, the Beneficiary may choose an option. The Beneficiary may change a payment option by sending Written Notice, provided that a prior option chosen by you is not in effect.

If you have not elected a payment option, we will pay the proceeds of the Policy in one sum. We will also pay the proceeds in one sum if,

(1)	the proceeds are less than $2,000;

(2)	periodic payments would be less than $20; or

(3)	the payee is an assignee, estate, trustee, partnership, corporation or association.

You may choose a lump sum payment under a Living Tradition Accounttm (“LTA”). The LTA is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the payee, and the payee will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for the Company, the bank will receive the amount the payee requests as a transfer from the Company’s General Account. The LTA is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the LTA is backed by the financial strength of the Company, although it is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA. Any interest paid on proceeds held in the LTA are currently taxable.

Amounts paid under a payment option are paid pursuant to a payment contract and will not vary. Proceeds applied under a payment option earn interest at a rate guaranteed to be no less than 3% compounded yearly. The Company may be crediting higher interest rates on the effective date of the payment contract, but is not obligated to declare that such additional interest be applied to such funds.

If a payee dies, any remaining payments will be paid to a contingent payee. At the death of the last payee, the commuted value of any remaining payments will be paid to the last payee’s estate. A payee may not withdraw funds under a payment option unless the Company has agreed to such withdrawal in the payment contract. We reserve the right to defer a withdrawal for up to six months and to refuse to allow partial withdrawals of less than $250.

Payments under Options 2, 3, 4 or 5 will begin as of the date of the Insured’s death, on surrender or on the Maturity Date. Payments under Option 1 will begin at the end of the first interest period after the date proceeds are otherwise payable.

Option 1—Interest Income. Periodic payments of interest earned from the proceeds will be paid. Payments can be annual, semi-annual, quarterly or monthly as selected by the payee and will begin at the end of the first period chosen. Proceeds left under this plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly. The payee may withdraw all or part of the proceeds at any time.

Option 2—Income for a Fixed Period. Periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly or monthly. Guaranteed amounts payable under the plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

Option 3—Life Income with Term Certain. Equal periodic payments will be made for a guaranteed minimum period elected. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 0, 5, 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

Option 4—Income of a Fixed Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly or monthly. The amount paid each period must be at least $20 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. Unpaid proceeds will earn interest at a rate determined by the Company, in no event less than 3% compounded yearly.

Option 5—Joint and Two-Thirds Survivor Monthly Life Income. Equal monthly payments will be made for as long as two payees live. The guaranteed amount payable under this plan will earn interest at a minimum rate of 3% compounded yearly. When one payee dies, payments of two-thirds of the original monthly payment will be made to the surviving payee. Payments will stop when the surviving payee dies.

Alternate Payment Options. The Company may make available alternative payment options. Your choice of payment frequency and payout period will affect the amount of each payment and the total amount paid out. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment and the total amount paid out.

A tax adviser should be consulted with respect to the consequences associated with a payment option.

Even if the death benefit under the Policy is excludable from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.

CHARGES AND DEDUCTIONS

We deduct certain charges in connection with the Policy to compensate us for (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The nature and amount of these charges are described more fully below.

Premium Expense Charge

Before allocating Net Premiums among the Subaccounts and the Declared Interest Option, we reduce premiums paid by a premium expense charge consisting of a sales charge and a charge for premium taxes. The premium less the premium expense charge equals the Net Premium.

Sales Charge. We deduct a sales charge equal to 5% of each premium payment to compensate us for expenses incurred in distributing the Policy. The sales charge in any Policy Year is not necessarily related to actual distribution expenses incurred in that year. Instead, we expect to incur the majority of distribution expenses in the early Policy Years and to recover any deficiency over the life of the Policy from our general assets, including amounts derived from the mortality and expense risk charge.

Premium Taxes. Various states and subdivisions thereof impose a tax on premiums received by insurance companies. Therefore, the premium expense charge currently includes a deduction of 2% of each premium payment for these taxes. Premium taxes vary from state to state. The deduction represents an amount we consider necessary to pay all premium taxes imposed by the states and any subdivisions thereof. We reserve the right to change the amount of this premium tax charge.

Monthly Deduction

We deduct certain charges monthly from the Cash Value of each Policy (“monthly deduction”) to compensate us for the cost of insurance coverage and any additional benefits added by rider (see “GENERAL PROVISIONS—Additional Insurance Benefits”), for underwriting and start-up expenses in connection with issuing a Policy and for certain administrative costs. We deduct the monthly deduction on the Policy Date and on each Monthly Deduction Day. We deduct it from the Declared Interest Option and each Subaccount in the same proportion that the Policy’s Net Cash Value in the Declared Interest Option and the Policy’s Cash Value in each Subaccount bear to the total Net Cash Value of the Policy. For purposes of making deductions from the Declared Interest Option and the Subaccounts, we determine Cash Values as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself will vary in amount from month to month.

We make the monthly deduction on the Business Day coinciding with or immediately following each Monthly Deduction Day and it will equal:

•	the cost of insurance for the Policy; plus

•	the cost of any optional insurance benefits added by rider; plus

•	the monthly administrative charge.

During the first 12 Policy Months and during the 12 Policy Months immediately following an increase in Specified Amount, the monthly deduction will include a first-year monthly administrative charge.

Cost of Insurance. This charge is designed to compensate us for the anticipated cost of paying death proceeds to Beneficiaries of those Insureds who die prior to the Maturity Date. We determine the cost of insurance on a monthly basis, and we determine it separately for the initial Specified

Amount and for any subsequent increases in Specified Amount. We will determine the monthly cost of insurance charge by dividing the applicable cost of insurance rate, or rates, by 1,000 and multiplying the result by the net amount at risk for each Policy Month. We may realize a profit from this charge and may use such profit for any lawful purpose, including paying our distribution expenses.

Net Amount at Risk. Under Option A, the net amount at risk for a Policy Month is equal to (a) divided by (b); and under Option B, the net amount at risk for a Policy Month is equal to (a) divided by (b) minus (c), where:

(a)	is the Specified Amount;

(b)	is 1.0036748[1]; and

(c)	is the Cash Value.

We determine the Specified Amount and the Cash Value as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day.

We determine the net amount at risk separately for the initial Specified Amount and any increases in Specified Amount. In determining the net amount at risk for each Specified Amount, we first consider the Cash Value a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, we will consider it to be a part of any increase in the Specified Amount in the same order as the increases occurred.

Cost of Insurance Rate. We base the cost of insurance rate for the initial Specified Amount on the Insured’s sex, underwriting class and Attained Age. For any increase in Specified Amount, we base the cost of insurance rate on the Insured’s sex, underwriting class and age at last birthday on the effective date of the increase. Actual cost of insurance rates may change and we will determine the actual monthly cost of insurance rates by the Company based on its expectations as to future mortality experience and other factors. However, the actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners’ Standard Ordinary Non-Smoker and Smoker Mortality Table. Current cost of insurance rates are generally less than the guaranteed maximum rates. Any change in the cost of insurance rates will apply to all persons of the same age, sex and underwriting class whose Policies have been in force the same length of time.

The cost of insurance rates generally increase as the Insured’s Attained Age increases. The underwriting class of an Insured also will affect the cost of insurance rate. The Company currently places Insureds into a standard underwriting class or into underwriting classes involving a higher mortality risk. In an otherwise identical Policy, Insureds in the standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard underwriting class is also divided into two categories: tobacco and non-tobacco. Non-tobacco-using Insureds will generally have a lower cost of insurance rate than similarly situated Insureds who use tobacco. The Company may offer preferred and super-preferred classes in addition to the standard tobacco and non-tobacco classes. Insureds who fall under a preferred or super-preferred class will generally have a lower cost of insurance rate than Insureds who receive a standard classification. (An Insured must meet more stringent medical requirements than those established for the preferred class in order to qualify for the Company’s super-preferred class of insurance rates.)

We determine the cost of insurance rate separately for the initial Specified Amount and for the amount of any increase in Specified Amount. In calculating the cost of insurance charge, we apply the rate for the underwriting class on the Policy Date to the net amount at risk for the initial Specified Amount; for each increase in Specified Amount, we use the rate for the underwriting

 1  Dividing by this number reduces the net amount at risk, solely for the purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%.

class applicable to the increase. However, if we calculate the death benefit as the Cash Value times the specified amount factor, we will use the rate for the underwriting class for the most recent increase that required evidence of insurability for the amount of death benefit in excess of the total Specified Amount.

Additional Insurance Benefits. The monthly deduction will include charges for any additional benefits provided by rider. (See “GENERAL PROVISIONS—Additional Insurance Benefits.”)

Monthly Administrative Charge. We have primary responsibility for the administration of the Policy and the Variable Account. Administrative expenses include premium billing and collection, recordkeeping, processing death benefit claims, cash surrenders and Policy changes, and reporting and overhead costs. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, we assess a $3 monthly administrative charge against each Policy. Once we issue a Policy, we guarantee the amount of this charge for the life of the Policy.

First-Year Monthly Administrative Charge. We deduct administrative charges from Cash Value as part of the monthly deduction during the first 12 Policy Months and during the 12 Policy Months immediately following an increase in Specified Amount. The charge will compensate us for first-year underwriting, processing and start-up expenses incurred in connection with the Policy and the Variable Account. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured’s premium class, and establishing Policy records. We base the charges deducted during the first 12 Policy Months on the Insured’s Attained Age. We base the charges deducted during the 12 Policy Months following any increase in Specified Amount on the Insured’s age at last birthday on the effective date of the increase.

The first-year monthly administrative charge per $1,000 of Specified Amount depends on the Specified Amount of the Policy and the age of the Insured, as shown in the following table:

	$25,000	$50,000	$100,000
Age	to $49,999	to $99,999	to $249,000	$250,000+
0-25	$0.20	$0.15	$0.10	$0.05
26	0.21	0.16	0.11	0.06
27	0.22	0.17	0.12	0.06
28	0.23	0.18	0.13	0.07
29	0.24	0.19	0.14	0.07
30	0.25	0.20	0.15	0.08
31	0.26	0.21	0.16	0.08
32	0.27	0.22	0.17	0.09
33	0.28	0.23	0.18	0.09
34	0.29	0.24	0.19	0.10
35	0.30	0.25	0.20	0.10
36	0.31	0.26	0.21	0.11
37	0.32	0.27	0.22	0.11
38	0.33	0.28	0.23	0.12
39	0.34	0.29	0.24	0.12
40	0.35	0.30	0.25	0.13
41	0.36	0.31	0.26	0.13
42	0.37	0.32	0.27	0.14
43	0.38	0.33	0.28	0.14
44	0.39	0.34	0.29	0.15
45	0.40	0.35	0.30	0.15
46	0.41	0.36	0.31	0.16
47	0.42	0.37	0.32	0.16
48	0.43	0.38	0.33	0.17
49	0.44	0.39	0.34	0.17
50	0.45	0.40	0.35	0.18
51	0.46	0.41	0.36	0.18
52	0.47	0.42	0.37	0.19
53	0.48	0.43	0.38	0.19
54	0.49	0.44	0.39	0.20
55 & up	0.50	0.45	0.40	0.20

Transfer Charge

The Company waives the transfer charge for the first twelve transfers during a Policy Year. We may impose a transfer charge of $25 for the thirteenth and each subsequent transfer in a Policy Year to compensate us for the costs in making the transfer.

•	Unless paid in cash, we will deduct the transfer charge from the amount transferred.

•	Once we issue a Policy, we will not increase this charge for the life of the Policy.

•	We will not impose a transfer charge on transfers that occur as a result of Policy Loans, exercise of the special transfer privilege or upon initial allocation of Cash Value among the Subaccounts and the Declared Interest Option following acceptance of the Policy by the Policyowner.

Currently, there is no charge for changing the Net Premium allocation instructions.

Surrender Charge

Upon partial or complete surrender of a Policy, we assess a charge equal to the lesser of $25 or 2% of the amount surrendered to compensate us for costs incurred in accomplishing the surrender. We deduct the Surrender Charge from the remaining Cash Value.

Variable Account Charges

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge from each Subaccount at an effective annual rate of 0.90% of the average daily net assets of the Subaccounts. We may realize a profit from this charge and may use such profit for any lawful purpose, including payment of our distribution expenses.

The mortality risk we assume is that Insureds may die sooner than anticipated and therefore, we may pay an aggregate amount of life insurance proceeds greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

Federal Taxes. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Account may also be made. (See “FEDERAL TAX MATTERS.”)

Investment Option Expenses. The value of net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by each Investment Option. The investment advisory fee and other expenses applicable to each Investment Option are listed in the “SUMMARY OF THE POLICY” and described in the prospectus for each Investment Option.

Compensation. For information concerning compensation paid for the sale of the Policies, see “DISTRIBUTION OF THE POLICIES.”

THE DECLARED INTEREST OPTION

You may allocate Net Premiums and transfer Cash Value to the Declared Interest Option. Because of exemptive and exclusionary provisions, we have not registered interests in the Declared Interest Option under the Securities Act of 1933 and we have not registered the Declared Interest Option as an investment company under the Investment Company Act of 1940. Accordingly, neither the Declared Interest Option nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Declared Interest Option. Disclosures regarding the Declared Interest Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Please refer to the Policy for complete details regarding the Declared Interest Option.

General Description

Our General Account supports the Declared Interest Option. The General Account consists of all assets we own other than those in the Variable Account and other separate accounts. Subject to applicable law, we have sole discretion over the investment of the General Account’s assets. All assets in the General Account are subject to the Company’s general liabilities from business operations. To the extent that we are required to pay you amounts in addition to your Net Cash Value under any guarantees under the Policy, including the death benefit, such amounts will come from our General Account. Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The Company’s financial statements include a further discussion of the risks inherent within the investments of the General Account.

You may elect to allocate Net Premiums to the Declared Interest Option, the Variable Account, or both. You may also transfer Cash Value from the Subaccounts to the Declared Interest Option, or from the Declared Interest Option to the Subaccounts. Allocating or transferring funds to the Declared Interest Option does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that Cash Value in the Declared Interest Option will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment performance of the General Account.

Declared Interest Option Cash Value

Net Premiums allocated to the Declared Interest Option are credited to the Policy. The Company bears the full investment risk for these amounts. We guarantee that interest credited to each Policyowner’s Cash Value in the Declared Interest Option will not be less than an effective annual rate of 4.5%. The Company may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4.5% per year. Any interest credited on the Policy’s Cash Value in the Declared Interest Option in excess of the guaranteed rate of 4.5% per year will be determined in the sole discretion of the Company and may be changed at any time by us, in our sole discretion. The Policyowner assumes the risk that the interest credited may not exceed the guaranteed minimum rate of 4.5% per year. The interest credited to the Policy’s Cash Value in the Declared Interest Option that equals Policy Debt may be greater than 4.5%, but will in no event be greater than 6%. The Cash Value in the Declared Interest Option will be calculated no less frequently than each Monthly Deduction Day.

The Company guarantees that, at any time prior to the Maturity Date, the Cash Value in the Declared Interest Option will not be less than the amount of the Net Premiums allocated or Cash Value transferred to the Declared Interest Option, plus interest at the rate of 4.5% per year, plus any excess interest which we credit, less the sum of all Policy charges allocable to the Declared Interest Option and any amounts deducted from the Declared Interest Option in connection with partial surrenders or transfers to the Variable Account.

Transfers, Surrenders and Policy Loans

You may transfer amounts between the Subaccounts and the Declared Interest Option. However, only one transfer between the Variable Account and the Declared Interest Option is permitted in each Policy Year. We may impose a transfer charge in connection with such transfer (see “CHARGES AND DEDUCTIONS—Transfer Charge”). Unless you submit the transfer charge in cash with your request, we will deduct the charge from the amount transferred. No more than 50% of the Net Cash Value in the Declared Interest Option may be transferred from the Declared Interest Option unless the balance in the Declared Interest Option immediately after the transfer would be less than $1,000. If the balance in the Declared Interest Option after a transfer would be less than $1,000, you may transfer the full Net Cash Value in the Declared Interest Option. A Policyowner may also make surrenders and obtain Policy Loans from the Declared Interest Option at any time prior to the Policy’s Maturity Date.

We may delay transfers, payment of partial and complete surrenders from, and payments of Policy Loans allocated to, the Declared Interest Option for up to six months.

GENERAL PROVISIONS

The Policy

We issue the Policy in consideration of the statements in the application and payment of the initial premium. The Policy, the application, and any supplemental applications and endorsements make up the entire contract. In the absence of fraud, we will treat the statements made in an application or supplemental application as representations and not as warranties. We will not use any statement to void the Policy or in defense of a claim unless the statement is contained in the application or any supplemental application.

Incontestability

The Policy is incontestable, except for fraudulent statements made in the application or supplemental applications, after it has been in force during the lifetime of the Insured for two years from the Policy Date or date of reinstatement. Any increase in Specified Amount will be incontestable only after it has been in force during the lifetime of the Insured for two years from the effective date of the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating incontestability provisions under the new policy.

Change of Provisions

We reserve the right to change the Policy, in the event of future changes in the federal tax law, to the extent required to maintain the Policy’s qualification as life insurance under federal tax law.

Except as provided in the foregoing paragraph, no one can change any part of the Policy except the Policyowner and the President, a Vice President, the Secretary or an Assistant Secretary of the Company. Both must agree to any change and such change must be in writing. No agent may change the Policy or waive any of its provisions.

Misstatement of Age Or Sex

If the Insured’s age or sex was misstated in the application, we will adjust each benefit and any amount to be paid under the Policy to reflect the correct age and sex.

Suicide Exclusion

If the Policy is in force and the Insured commits suicide, while sane or insane, within one year from the Policy Date, we will limit life insurance proceeds payable under the Policy to all premiums paid, reduced by any outstanding Policy Debt and any partial surrenders, and increased by any unearned loan interest. If the Policy is in force and the Insured commits suicide, while sane or insane, within one year from the effective date of any increase in Specified Amount, we will not pay any increase in the death benefit resulting from the requested increase in Specified Amount. Instead, we will refund to the Policyowner an amount equal to the total cost of insurance applied to the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating benefits under the suicide provisions of the new policy.

Annual Report

At least once each year, we will send an annual report to each Policyowner. The report will show

•	the current death benefit,

•	the Cash Value in each Subaccount and in the Declared Interest Option,

•	outstanding Policy Debt, and

•	premiums paid, partial surrenders made and charges assessed since the last report.

The report will also include any other information required by state law or regulation. Further, the Company will send the Policyowner the reports required by the Investment Company Act of 1940.

Non-Participation

The Policy does not participate in the Company’s profits or surplus earnings. No dividends are payable.

Ownership of Assets

The Company shall have the exclusive and absolute ownership and control over assets, including the assets of the Variable Account.

Written Notice

You should send any Written Notice to the Company at our Home Office. The notice should include the Policy number and the Insured’s full name. Any notice we send to a Policyowner will be sent to the address shown in the application unless you filed an appropriate address change form with the Company.

Postponement of Payments

The Company will usually mail the proceeds of complete surrenders, partial surrenders and Policy Loans within seven days after we receive the Policyowner’s Written Notice. The Company will usually mail death proceeds within seven days after receipt of Due Proof of Death and maturity benefits within seven days of the Maturity Date. However, we may postpone payment of any amount upon complete or partial surrender, payment of any Policy Loan, and payment of death proceeds or benefits at maturity whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

•	the Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of the securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Variable Account.

We also may postpone transfers under these circumstances.

If, under SEC rules, the EquiTrust Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, We will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Money Market Subaccount until the Portfolio is liquidated.

Payments under the Policy which are derived from any amount paid to the Company by check or draft may be postponed until such time as the Company is satisfied that the check or draft has cleared the bank upon which it is drawn.

If mandated under applicable law, the Company may be required to block a Policyowner’s account and thereby refuse to pay any request for transfer, partial or complete surrender, loan or death proceeds, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

Continuance of Insurance

The insurance under a Policy will continue until the earlier of:

•	the end of the Grace Period following the Monthly Deduction Day on which the Net Cash Value is less than the monthly deduction for the following Policy Month;

•	the date the Policyowner surrenders the Policy for its entire Net Cash Value;

•	the death of the Insured; or

•	the Maturity Date.

Any rider to a Policy will terminate on the date specified in the rider.

Ownership

The Policy belongs to the Policyowner. The original Policyowner is the person named as owner in the application. Ownership of the Policy may change according to the ownership option selected as part of the original application or by a subsequent endorsement to the Policy. During the Insured’s lifetime, all rights granted by the Policy belong to the Policyowner, except as otherwise provided for in the Policy. Changing the Policyowner may have tax consequences.

Special ownership rules may apply if the Insured is under legal age (as defined by state law in the state in which the Policy is delivered) on the Policy Date.

The Policyowner may assign the Policy as collateral security. The Company assumes no responsibility for the validity or effect of any collateral assignment of the Policy. No assignment will bind us unless in writing and until we receive notice of the assignment at the Home Office. The assignment is subject to any payment or action we may have taken before we received notice of the assignment at the Home Office. Assigning the Policy may have federal income tax consequences.

The Beneficiary

The Policyowner designates the primary Beneficiaries and contingent Beneficiaries in the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with the Company. One or more primary or contingent Beneficiaries may be named in the application. In such case, the proceeds will be paid in equal shares to the survivors in the appropriate beneficiary class, unless requested otherwise by the Policyowner.

Unless a payment option is chosen, we will pay the proceeds payable at the Insured’s death in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the Insured, we will pay the proceeds to the contingent Beneficiary. If no Beneficiary survives the Insured, we will pay the proceeds to the Policyowner or the Policyowner’s estate.

Changing the Policyowner or Beneficiary

During the Insured’s lifetime, the Policyowner and the Beneficiary may be changed. To make a change, you must send Written Notice and we must actually receive and record the request. The change will take effect as of the date you sign the request and will not be subject to any payment made before we recorded the change. We may require return of the Policy for endorsement. Changing the Policyowner may have tax consequences.

Additional Insurance Benefits

Subject to certain requirements, you may add one or more of the following additional insurance benefits to a Policy by rider:

•	Universal Cost of Living Increase. This rider automatically increases the Specified Amount under the Policy on every third Policy Anniversary without requiring evidence of insurability. The amount of each increase will equal the lesser of: (1) the initial Specified Amount plus any prior increases under the rider adjusted for changes in the Consumer Price Index; (2) 20% of the initial Specified Amount; or (3) $25,000. If you elect this rider, we will increase the monthly deduction. The amount of the increase in the monthly deduction will be based on the applicable cost of insurance rate at the time of increase in Specified Amount multiplied by the amount of the increase.

•	Universal Waiver of Charges. This rider provides that, in the event of the Insured’s total disability (as defined in the rider) before the Policy Anniversary on which the Insured is age 65 and continuing for at least 90 days, the Company will waive the monthly deduction until the end of the disability or age 65, whichever comes first. The rider terminates on the earliest of: (1) the Policy Anniversary on which the Insured is age 65; (2) surrender, lapse or other termination of the Policy; or (3) the continuation of the Policy in force under a cash value option. If you elect this rider, we will add a monthly cost of insurance charge based on a separate schedule of rates.

•	Universal Child Term Life Insurance. This rider provides term insurance coverage on each of the Insured’s eligible children, until the earliest of: (1) cancellation or conversion of the Policy or rider; (2) lapse of the Policy; (3) the insured child reaches age 23 or is otherwise no longer eligible for coverage; or (4) expiration, maturity or termination of the Policy. Before expiration of the term insurance on the life of a child and subject to certain conditions, the insured child may elect that the coverage be converted without evidence of insurability to certain other plans of insurance the Company offers. If you elect this rider, we will add a monthly charge.

•	Death Benefit Guarantee. This rider guarantees that the Policy will not enter the Grace Period should the Net Cash Value be insufficient to cover the monthly deduction on the

Monthly Deduction Day if you maintain a certain minimum premium level. There is no charge for this rider.

•	Universal Guaranteed Insurance Option. This rider allows the coverage on the Insured under the Policy to be increased up to seven times without new evidence of insurability. If this rider is added, the monthly deduction will be increased based on a specified dollar rate per every $1,000 of guaranteed insurance benefit. A schedule of rates based on the Attained Age of the Insured accompanies this rider.

We will deduct the cost of any additional insurance benefits as part of the monthly deduction. (See “CHARGES AND DEDUCTIONS—Monthly Deduction.”) You may obtain detailed information concerning available riders from the agent selling the Policy. (Not all riders are available in all states and state variations may apply.)

Change of Address

We confirm all Policyowner change of address requests by sending a confirmation to both the old and new address.

DISTRIBUTION OF THE POLICIES

The Policies will be sold by individuals, who in addition to being appointed as life insurance agents for the Company, are also registered representatives of the principal underwriter of the Policies, EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), an affiliate of the Company. EquiTrust Marketing, a corporation organized on May 7, 1970, under the laws of the State of Delaware, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA. To cover costs and expenses associated with facilitating Policy sales, the Company pays EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives. EquiTrust Marketing’s principal business address is the same as that of the Company.

In addition to the annual compensation paid for EquiTrust Marketing’s role as principal underwriter, the Company pays commissions to EquiTrust Marketing for sales of the Policies, and EquiTrust Marketing pays its registered representatives all of the commissions it receives. Registered representatives will receive commissions based on a commission schedule and rules established by EquiTrust Marketing. The Company may pay agents first year commissions at a rate not exceeding 50% of minimum initial premiums and 4% of excess premiums paid in the first Policy Year.

Registered representatives will be paid renewal commissions at a rate equal to 5% of minimum initial premiums and 4% of unscheduled premiums paid after the first Policy Year. Additional commissions at a rate not exceeding 50% of the increase in minimum initial premiums may be paid during the first year following an increase in Specified Amount. Additional amounts may be paid and expenses may be reimbursed based on various factors.

Registered representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits, expense allowances, financing arrangements and non-cash compensation items that the Company may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Policies may help registered representatives and/or their managers qualify for such benefits.

EquiTrust Marketing’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

The commissions and payments described above, along with other distribution expenses associated with distributing the Policies, such as advertising expenses and compensation for EquiTrust Marketing’s management, are paid by the Company. The commissions and other incentives or payments described above are not charged directly to Policyowners. They do not result in any additional charges against the Policy that are not described above under “CHARGES AND DEDUCTIONS.” We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

EquiTrust Marketing receives 0.25% from the following Investment Options in the form of 12b-1 fees based on Policy assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Fund, Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

Under the BrokerCheck Program, Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to EquiTrust Marketing Services, LLC at 5400 University Avenue, West Des Moines, IA 50266 or by calling our toll-free number at 1-877-860-2904.

FEDERAL TAX MATTERS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to a Policy issued on a substandard basis (i.e., an underwriting class involving higher than standard mortality risk). It is not clear whether such a Policy will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the Policyowners have been currently taxed on income and gains attributable to variable account assets.

Certain features of the Policy, such as the flexibility to allocate premium payments and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give the Policyowner investment control over Variable Account assets, we reserve the right to modify the Policy as necessary to prevent the Policyowner from being treated as the owner of the Variable Account assets supporting the Policy .

In addition, the Code requires that the investments of the Subaccounts be “adequately diversified” in order for the Policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General. The Company believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policyowner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, a Policyowner will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract (“MEC”).

Modified Endowment Contracts. Under the Internal Revenue code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will generally fail the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven years after the Policy is issued, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced benefit amount. A reduction in benefits may occur, for example, as a result of a partial withdrawal. If there is a “material change” in the Policy’s benefits or other terms, the Policy may have to be re-tested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policyowner should consult a tax adviser to determine whether a transaction will cause the Policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

(1)	All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policyowner’s investment in the Policy only after all gain has been distributed.

(2)	Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

(3)	A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policyowner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policyowner or the joint lives (or joint life expectancies) of the Policyowner and the Policyowner’s beneficiary or designated beneficiary.

(4)	If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a MEC, including complete and partial surrenders, are generally treated first as a recovery of the Policyowner’s investment in the Policy, and only after the recovery of all investment in the Policy, as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC will generally not be treated as taxable distributions. However, the tax treatment of a loan taken out of a Policy where there is no spread between the interest rate charged on the loan and the interest rate credited to the loaned amount or a minimal spread is unclear. You should consult your tax adviser about any such loan.

Finally, neither distributions from, nor loans from or secured by, a Policy that is not a MEC are subject to the 10 percent additional income tax.

Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy Loan will not be deductible. If a loan from a Policy is outstanding when the Policy is cancelled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly. Before taking out a Policy Loan, you should consult your tax adviser as to the tax consequences.

Multiple Policies. All MECs that are issued by the Company (or its affiliates) to the same Policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policyowner’s income when a taxable distribution occurs.

Accelerated Death Benefits. The Company believes that for federal income tax purposes, an accelerated death benefit payment received under an accelerated death benefit endorsement should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the insured under the Policy. However, you should consult a qualified tax adviser about the consequences of adding this Endorsement to a Policy or requesting an accelerated death benefit payment under this Endorsement.

Exchanges. The Company believes that an exchange of a fixed-benefit policy issued by the Company for a Policy as provided under “THE POLICY—Exchange Privilege” generally should be treated as a non-taxable exchange of life insurance policies within the meaning of section 1035 of the Code. However, in certain circumstances, the exchanging owner may receive a cash distribution that might have to be recognized as income to the extent there was gain in the fixed-benefit policy. Moreover, to the extent a fixed-benefit policy with an outstanding loan is exchanged for an unencumbered Policy, the exchanging owner could recognize income at the time of the exchange up to an amount of such loan (including any due and unpaid interest on such loan). An exchanging Policyowner should consult a tax adviser as to whether an exchange of a fixed-benefit policy for the Policy will have adverse tax consequences.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Policyowner Tax Matters. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted additional rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Employer-owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. It is the employer’s responsibility (i) to verify the eligibility of the intended insureds under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j) and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts that are also imposed under the Code. These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Policies. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a Policy or before a business (other than a sole proprietorship) is made a Beneficiary of a Policy.

Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, provided there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar insurance arrangement should consult legal counsel.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policyowner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the Policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includible in the Policyowner’s estate for purposes of federal estate tax if the Insured owned the Policy. If the Policyowner was not the Insured, the fair market value of the Policy would be included in the Policyowner’s estate upon the Policyowner’s death. The Policy would not be includible in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policyowners. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law.

The individual situation of each owner or beneficiary will determine the extent, if any, to which state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012 , these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Life Insurance Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Taxation of the Company

At the present time, the Company makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Variable Account or to the policies. The Company reserves the right to charge the Subaccounts of the Variable Account for any future taxes or economic burden the Company may incur.

Employment-Related Benefit Plans

The Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policy described in this Prospectus contains guaranteed cost of insurance rates and guaranteed purchase rates for certain payment options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

ADDITIONAL INFORMATION

Safekeeping of the Variable Account’s Assets

The Company holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the General Account. We maintain records of all purchases and redemptions of shares by each Investment Option for each corresponding Subaccount. Additional protection for the assets of the Variable Account is afforded by a blanket fidelity bond issued by St. Paul Travelers Company Inc. in the amount of $5,000,000 covering all the officers and employees of the Company.

Voting Rights

To the extent required by law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that it is permitted to vote the Fund shares in its own right, we may elect to do so.

The number of votes which a Policyowner has the right to instruct are calculated separately for each Subaccount and are determined by dividing the Policy’s Cash Value in a Subaccount by the net asset value per share of the corresponding Investment Option in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Investment Option which you have the right to instruct will be determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at such meeting of the Fund.

The Company will vote Fund shares attributable to Policies as to which no timely instructions are received (as well as any Fund shares held in the Variable Account which are not attributable to Policies) in proportion to the voting instructions which are received with respect to all Policies participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of Policyowners determining the outcome of a vote.

Fund shares may also be held by separate accounts of other affiliated and unaffiliated insurance companies. The Company expects that those shares will be voted in accordance with instructions of the owners of insurance policies and contracts issued by those other insurance companies. Voting instructions given by owners of other insurance policies will dilute the effect of voting instructions of Policyowners.

Disregard of Voting Instructions. The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of an Investment Option or to approve or disapprove an investment advisory contract for an Investment Option. In addition, the Company itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment adviser of an Investment Option if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on the General Account in that the proposed investment policy for an Investment Option may result in overly speculative or unsound investments. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.

Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send Written Notice to our Home Office. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Policy, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney’s fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Policy.

State Regulation of the Company

The Company, a stock life insurance company organized under the laws of Iowa, is subject to regulation by the Iowa Insurance Department. An annual statement is filed with the Iowa Insurance Department on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Iowa Insurance Department examines the liabilities and reserves of the Company and the Variable Account and certifies their adequacy, and a full examination of operations is conducted periodically by the National Association of Insurance Commissioners.

In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

Officers and Directors of Farm Bureau Life Insurance Company

The principal business address of each person listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266. The principal occupation shown reflects the principal employment of each individual during the past five years.

Name and Position
With The Company	Principal Occupation Last Five Years
Eric K. Aasmundstad Director	Farmer; President, North Dakota Farm Bureau Federation.

Steven L. Baccus Director	Farmer; President, Kansas Farm Bureau.

William C. Bruins Director	Dairy Farmer; President, Wisconsin Farm Bureau Federation.

Don Shawcroft Director	Farmer; President, Colorado Farm Bureau Federation.

Doug Gronau Director	Farmer; District Director, Iowa Farm Bureau Federation.

Bob Hanson Director	Rancher; President, Montana Farm Bureau Federation.

Perry E. Livingston Director	Rancher; President and Director, Wyoming Farm Bureau Federation.

Name and Position
With The Company	Principal Occupation Last Five Years
Joe Heinrich Director	Dairy Farmer, Iowa Farm Bureau Federation.

Charles E. Norris Director	Farmer; District Director, Iowa Farm Bureau Federation.

Keith R. Olsen Director	Farmer; President, Nebraska Farm Bureau Federation.

Kevin J. Paap Director	Farmer; President, Minnesota Farm Bureau Federation.

Frank S. Priestley Director	Farmer; President and Director, Idaho Farm Bureau Federation.

Kevin G. Rogers Director	Farmer; President and Director, Arizona Farm Bureau Federation.

Calvin L. Rozenboom Director	Farmer; District Director, Iowa Farm Bureau Federation.

Mike L. Spradling Director	Farmer; President, Oklahoma Farm Bureau Federation.

Phillip J. Sundblad Director	Farmer; District Director, Iowa Farm Bureau Federation.

Scott E. VanderWal Director	Farmer and Rancher; President, South Dakota Farm Bureau Federation.

Michael S. White Director	Farmer; President and Director, New Mexico Farm and Livestock Bureau.

Craig A. Lang President and Director	Dairy Farmer; Chairman and Class B Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation.

Leland J. Hogan Vice President and Director	Farmer; President, Utah Farm Bureau Federation; Director, Farm Bureau Bank and Farm Bureau Mutual Insurance Company.

Dennis J. Presnall Senior Vice President and Secretary	Executive Director and Secretary-Treasurer, Iowa Farm Bureau Federation.

James E. Hohmann Chief Executive Officer	Chief Executive Officer, FBL Financial Group, Inc.

Richard J. Kypta Executive Vice President—Farm Bureau Life	Executive Vice President—Farm Bureau Life, FBL Financial Group, Inc.

James P. Brannen Chief Financial Officer, Chief Administrative Officer and Treasurer	Chief Financial Officer, Chief Administrative Officer and Treasurer, FBL Financial Group, Inc.

Name and Position
With The Company	Principal Occupation Last Five Years
David A. McNeill Vice President—General Counsel and Assistant Secretary	Vice President—General Counsel and Secretary, FBL Financial Group, Inc.

Kevin Slawin Executive Vice President—Marketing & Distribution	Executive Vice President—Marketing & Distribution, FBL Financial Group, Inc.

Russel J. Wiltgen Chief Actuary	Chief Actuary, FBL Financial Group, Inc.

Thomas L. May Vice President—EquiTrust	Vice President—EquiTrust Life

Charles T. Happel Executive Vice President—Chief Investment Officer	Executive Vice President—Chief Investment Officer, FBL Financial Group, Inc.

David T. Sebastian Vice President—Strategy and Business Development	Vice President—Strategy and Business Development, FBL Financial Group, Inc.

Donald J. Seibel Vice President—Finance	Vice President—Finance, FBL Financial Group, Inc.

Paul Grinvalds Life New Business Vice President	Life New Business Vice President, FBL Financial Group, Inc.

Lori Geadelmann Vice President—Assistant General Counsel, Assistant Secretary and Corporate Compliance Officer	Vice President—Assistant General Counsel, Assistant Secretary and Corporate Compliance Officer, FBL Financial Group, Inc.

Lori K. Strottman Vice President—Human Resources	Vice President—Human Resources, FBL Financial Group, Inc.

Michael Mock Vice President—Assistant General Counsel	Vice President—Assistant General Counsel, FBL Financial Group, Inc.

Janice K. Sewright Vice President—Accounting	Vice President—Accounting, FBL Financial Group, Inc.

Douglas V. Shelton Vice President—Corporate Planning	Vice President—Corporate Planning, FBL Financial Group, Inc.

Scott S. Shuck Vice President—Marketing Services	Vice President—Marketing Services, FBL Financial Group, Inc.

Name and Position
With The Company	Principal Occupation Last Five Years
Robert A. Simons Vice President—Assistant General Counsel and Assistant Secretary	Vice President—Assistant General Counsel, and Assistant Secretary FBL Financial Group, Inc.

Cyrus S. Winters Vice President—Sales	Vice President—Sales, FBL Financial Group, Inc.

Tony Aldridge Accounting Vice President	Accounting Vice President, FBL Financial Group, Inc.

Rod Babbitt Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

Laura Kellen Beebe Securities Vice President	Securities Vice President, FBL Financial Group, Inc.

Christopher G. Daniels Life Product Development and Pricing Vice President	Life Product Development and Pricing Vice President, FBL Financial Group, Inc.

Nancy Doll, Marketing Communications Vice President	Marketing Communications Vice President, FBL Financial Group, Inc.

Rich Duryea Regional Sales Vice President	Regional Sales Vice President, FBL Financial Group, Inc.

Carolyn Eddy Langenwalter Illustration Actuary	Actuary, FBL Financial Group, Inc.

Gary D. Harms Agency Administration Vice President	Agency Administration Vice President, FBL Financial Group, Inc.

Todd Jaramillo Agency Recruiting Vice President	Agency Recruiting Vice President, FBL Financial Group, Inc.

Steven M. Knutzen Life Sales Support Vice President	Life Sales Support Vice President, FBL Financial Group, Inc.

Danielle Kuhn Accounting Vice President	Accounting Vice President, FBL Financial Group, Inc.

Ronnie G. Lee Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

Daniel Koster Marketing Research and Analysis Vice President	Marketing Research and Analysis Vice President, FBL Financial Group, Inc.

Kurt G. Larsen Facilities Development Vice President	Facilities Development Vice President, FBL Financial Group, Inc.

Name and Position
With The Company	Principal Occupation Last Five Years
Brian Mamola Corporate Actuarial Vice President, Appointed Actuary	Corporate Actuarial Vice President, Appointed Actuary, FBL Financial Group, Inc.

Jackie Mavino Life Underwriting Vice President—Governance & Chief Underwriter	Life Underwriting Vice President—Governance & Chief Underwriter, FBL Financial Group, Inc.

David Mevlo Customer Marketing and Integration Vice President	Customer Marketing and Integration Vice President, FBL Financial Group, Inc.

Ron Mead Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

John F. Mottet Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

Richard A. Murdock Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

Kenneth (Kip) G. Peters Technical Services Vice President	Technical Services Vice President, FBL Financial Group, Inc.

Larry W. Riley Regional Vice President	Regional Vice President, FBL Financial Group, Inc.

Doug Higgins Securities Vice President	Securities Vice President, FBL Financial Group, Inc.

Herman Riva Securities Vice President	Securities Vice President, FBL Financial Group, Inc.

Kristi Rojohn Compliance Vice President	Compliance Vice President, FBL Financial Group, Inc.

Robert J. Rummelhart Investment Vice President	Investment Vice President, FBL Financial Group, Inc.

Christopher T. Shryack Vice President-Life Marketing	Vice President-Life Marketing, FBL Financial Group, Inc.

Roger PJ Soener Investment Vice President, Real Estate	Investment Vice President, Real Estate, FBL Financial Group, Inc.

Steve Stahly Tax Vice President	Tax Vice President, FBL Financial Group, Inc.

Legal Matters

Sutherland Asbill & Brennan LLP, Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issuance of the flexible premium variable life insurance policy described in this Prospectus. All matters of Iowa law pertaining to the Policy, including the validity of the Policy and the Company’s right to issue the Policy under Iowa Insurance Law, have been passed upon by David A. McNeill, Vice President and General Counsel of the Company.

Legal Proceedings

The Company, like other insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming us as a defendant or involving the Variable Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Policy.

Experts

The financial statements of the Variable Account at December 31, 2010 and for the periods disclosed in the financial statements, and the financial statements of the Company at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Actuarial matters included in this Prospectus have been examined by Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President, as stated in the opinion filed as an exhibit to the registration statement.

Other Information

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Variable Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Variable Account’s statements of assets and liabilities as of December 31, 2010 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2010 and 2009, and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010 and related financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Farm Bureau Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Variable Account (the Account), which is comprised of the subaccounts listed in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Variable Account at December 31, 2010, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 29, 2011

1

Farm Bureau Life Variable Account
Statements of Assets and Liabilities
December 31, 2010

	Products A, B and C - see Note 1
	American Century Variable Portfolios, Inc.*					Calvert Variable Products, Inc.* (1)
	American	Inflation					Russell 2000
	Century Mid	Protection				NASDAQ 100	Small Cap	S&P MidCap 400
	Cap Value	Bond	Ultra	Value	Vista	Index	Index	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$109,148	$143,667	$748,701	$136,760	$1,240,506	$1,584,927	$2,323,067	$2,711,193
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	655	109	160	723	672	1,045	966	1,211

Total assets	109,803	143,776	748,861	137,483	1,241,178	1,585,972	2,324,033	2,712,404

Liabilities
Payable to Farm Bureau Life Insurance Company	655	109	160	723	672	1,045	966	1,211
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	655	109	160	723	672	1,045	966	1,211

Net assets	$109,148	$143,667	$748,701	$136,760	$1,240,506	$1,584,927	$2,323,067	$2,711,193

Net assets
Accumulation units	$109,148	$143,667	$748,701	$136,760	$1,240,506	$1,584,927	$2,323,067	$2,711,193

Total net assets	$109,148	$143,667	$748,701	$136,760	$1,240,506	$1,584,927	$2,323,067	$2,711,193

Investments in shares of mutual funds, at cost	$87,374	$135,487	$709,416	$112,930	$1,192,687	$1,179,004	$2,151,136	$2,416,712
Shares of mutual funds owned	7,719.11	12,931.31	79,818.84	23,337.84	75,918.34	52,033.06	36,885.79	39,643.11

Accumulation units outstanding	8,460.05	11,580.62	62,073.07	13,262.37	78,281.95	90,107.99	130,354.23	137,837.08
Accumulation unit value	$12.90	$12.41	$12.06	$10.31	$15.85	$17.59	$17.82	$19.67

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

2

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A, B and C - see Note 1
					Dreyfus
					Socially
					Responsible
					Growth	EquiTrust Variable
	Dreyfus Variable Investment Fund*				Fund, Inc.*	Insurance Series Fund*
		Dreyfus			Socially
		Growth &	International	Opportunistic	Responsible		High Grade
	Appreciation	Income	Equity	Small Cap	Growth	Blue Chip	Bond	Managed
	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,520,091	$548,569	$4,362,991	$1,032,489	$294,062	$39,852,190	$11,225,137	$39,766,370
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	598	287	2,069	746	202	17,421	8,805	21,758

Total assets	1,520,689	548,856	4,365,060	1,033,235	294,264	39,869,611	11,233,942	39,788,128

Liabilities
Payable to Farm Bureau Life Insurance Company	598	287	2,069	746	202	17,421	8,805	21,758
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	598	287	2,069	746	202	17,421	8,805	21,758

Net assets	$1,520,091	$548,569	$4,362,991	$1,032,489	$294,062	$39,852,190	$11,225,137	$39,766,370

Net assets
Accumulation units	$1,520,091	$548,569	$4,362,991	$1,032,489	$294,062	$39,852,190	$11,225,137	$39,766,370

Total net assets	$1,520,091	$548,569	$4,362,991	$1,032,489	$294,062	$39,852,190	$11,225,137	$39,766,370

Investments in shares of mutual funds, at cost	$1,384,313	$543,947	$4,189,746	$1,059,472	$256,304	$38,928,867	$10,807,651	$33,933,129
Shares of mutual funds owned	42,891.97	27,761.61	265,388.73	33,752.51	9,897.73	1,116,933.57	1,072,123.86	2,604,215.48

Accumulation units outstanding	114,458.07	46,742.93	225,443.05	85,028.79	26,919.59	870,492.95	322,764.86	830,463.58
Accumulation unit value	$13.28	$11.74	$19.35	$12.14	$10.92	$45.78	$34.78	$47.88

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

3

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A, B and C - see Note 1
	EquiTrust Variable
	Insurance Series Fund*			Fidelity® Variable Insurance Products Funds*
						Fidelity Growth	High Income
	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	& Income	- SC2	Index 500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,532,429	$13,075,649	$34,860,566	$15,724,151	$13,549,603	$4,549,585	$1,254,139	$11,078,485
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	1,005	4,694	15,276	6,988	7,750	2,618	775	4,448

Total assets	1,533,434	13,080,343	34,875,842	15,731,139	13,557,353	4,552,203	1,254,914	11,082,933

Liabilities
Payable to Farm Bureau Life Insurance Company	1,005	4,694	15,276	6,988	7,750	2,618	775	4,448
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	1,005	4,694	15,276	6,988	7,750	2,618	775	4,448

Net assets	$1,532,429	$13,075,649	$34,860,566	$15,724,151	$13,549,603	$4,549,585	$1,254,139	$11,078,485

Net assets
Accumulation units	$1,532,429	$13,075,649	$34,860,566	$15,724,151	$13,549,603	$4,549,585	$1,254,139	$11,078,485

Total net assets	$1,532,429	$13,075,649	$34,860,566	$15,724,151	$13,549,603	$4,549,585	$1,254,139	$11,078,485

Investments in shares of mutual funds, at cost	$1,532,429	$12,717,728	$27,520,668	$16,767,467	$11,201,671	$4,691,664	$1,262,478	$10,506,899
Shares of mutual funds owned	1,532,428.58	1,430,596.21	2,553,887.64	658,465.27	365,316.87	360,220.54	230,117.23	83,680.68

Accumulation units outstanding	90,937.29	295,608.69	1,131,325.28	982,802.06	1,415,759.67	441,953.85	64,323.02	1,090,123.98
Accumulation unit value	$16.85	$44.23	$30.81	$16.00	$9.57	$10.29	$19.50	$10.16

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

4

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A, B and C - see Note 1
	Fidelity®
	Variable Insurance
	Products Funds*		Franklin Templeton Variable Insurance Products Trust*
					Franklin
				Franklin Small	Small-Mid			Templeton
	Mid-Cap		Franklin Real	Cap Value	Cap Growth	Franklin U.S.	Mutual Shares	Growth
	- SC2	Overseas	Estate	Securities	Securities	Government	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$4,486,412	$4,007,221	$2,133,515	$3,447,745	$1,568,876	$3,461,809	$1,322,912	$1,888,034
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	2,911	2,323	562	1,675	850	948	800	1,007

Total assets	4,489,323	4,009,544	2,134,077	3,449,420	1,569,726	3,462,757	1,323,712	1,889,041

Liabilities
Payable to Farm Bureau Life Insurance Company	2,911	2,323	562	1,675	850	948	800	1,007
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	2,911	2,323	562	1,675	850	948	800	1,007

Net assets	$4,486,412	$4,007,221	$2,133,515	$3,447,745	$1,568,876	$3,461,809	$1,322,912	$1,888,034

Net assets
Accumulation units	$4,486,412	$4,007,221	$2,133,515	$3,447,745	$1,568,876	$3,461,809	$1,322,912	$1,888,034

Total net assets	$4,486,412	$4,007,221	$2,133,515	$3,447,745	$1,568,876	$3,461,809	$1,322,912	$1,888,034

Investments in shares of mutual funds, at cost	$4,132,681	$4,124,770	$2,836,957	$3,029,385	$1,217,885	$3,358,035	$1,480,096	$1,647,032
Shares of mutual funds owned	139,633.12	238,951.76	166,291.14	212,168.94	72,869.31	264,058.63	82,941.17	171,483.55

Accumulation units outstanding	179,057.74	306,180.61	149,942.51	148,713.67	104,980.55	245,521.88	92,346.81	134,492.95
Accumulation unit value	$25.06	$13.09	$14.23	$23.18	$14.94	$14.10	$14.33	$14.04

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

5

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Products A, B and C - see Note 1
							T. Rowe Price
	J.P. Morgan						International
	Insurance Trust*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*
						Personal
	Mid-Cap	Small Cap		Mid-Cap	New America	Strategy	International
	Value	Core	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,831,045	$1,273,858	$5,536,369	$9,611,787	$5,732,307	$8,165,783	$2,306,412
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—
Receivable for investments sold	584	318	2,995	7,121	2,609	4,440	1,442

Total assets	1,831,629	1,274,176	5,539,364	9,618,908	5,734,916	8,170,223	2,307,854

Liabilities
Payable to Farm Bureau Life Insurance Company	584	318	2,995	7,121	2,609	4,440	1,442
Payable for investments purchased	—	—	—	—	—	—	—

Total liabilities	584	318	2,995	7,121	2,609	4,440	1,442

Net assets	$1,831,045	$1,273,858	$5,536,369	$9,611,787	$5,732,307	$8,165,783	$2,306,412

Net assets
Accumulation units	$1,831,045	$1,273,858	$5,536,369	$9,611,787	$5,732,307	$8,165,783	$2,306,412

Total net assets	$1,831,045	$1,273,858	$5,536,369	$9,611,787	$5,732,307	$8,165,783	$2,306,412

Investments in shares of mutual funds, at cost	$1,760,202	$1,173,176	$5,629,804	$8,029,384	$4,507,851	$7,503,667	$2,146,942
Shares of mutual funds owned	269,271.34	85,207.92	277,930.18	390,881.96	256,364.35	447,685.45	166,168.01

Accumulation units outstanding	86,550.68	77,416.19	392,260.74	407,594.92	494,219.17	485,919.70	186,283.92
Accumulation unit value	$21.16	$16.45	$14.11	$23.58	$11.60	$16.80	$12.38

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

6

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product D - see Note 1
	Calvert Variable Products, Inc.* (1)				Columbia Funds Variable Insurance Trust*
	EAFE		Russell 2000
	International	NASDAQ 100	Small Cap	S&P MidCap		Mid Cap	Small Cap	Small Co.
	Index - F	Index	Index - F	400 Index - F	International	Value B	Value B	Growth B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$496,314	$65,843	$35,255	$24,164	$6,615	$207,090	$8,967	$162,558
Receivable from Farm Bureau Life Insurance Company	84	110	384	192	—	113	—	35
Receivable for investments sold	—	—	—	—	—	—	—	—

Total assets	496,398	65,953	35,639	24,356	6,615	207,203	8,967	162,593

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Payable for investments purchased	84	110	384	192	—	113	—	35

Total liabilities	84	110	384	192	—	113	—	35

Net assets	$496,314	$65,843	$35,255	$24,164	$6,615	$207,090	$8,967	$162,558

Net assets
Accumulation units	$496,314	$65,843	$35,255	$24,164	$6,615	$207,090	$8,967	$162,558

Total net assets	$496,314	$65,843	$35,255	$24,164	$6,615	$207,090	$8,967	$162,558

Investments in shares of mutual funds, at cost	$429,295	$57,665	$26,475	$19,898	$6,245	$173,931	$6,495	$125,132
Shares of mutual funds owned	6,454.02	2,161.61	557.75	350.20	5,377.64	15,772.25	512.69	13,479.11

Accumulation units outstanding	52,400.35	5,317.00	3,183.73	2,057.58	640.13	19,363.49	768.01	15,280.36
Accumulation unit value	$9.47	$12.38	$11.07	$11.74	$10.33	$10.69	$11.68	$10.64

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

7

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product D - see Note 1
	DWS	DWS
	Variable	Variable
	Series I*	Series II*	EquiTrust Variable Insurance Series Fund*
	Global	Global	Blue Chip	High Grade	Managed	Money Market	Strategic Yield	Value Growth
	Opportunities	Thematic	- SC	Bond - SC	- SC	- SC	- SC	- SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$10,401	$368,222	$277,398	$621,603	$57,843	$7,821	$65,448	$56,558
Receivable from Farm Bureau Life Insurance Company	—	64	44	31	—	—	—	73
Receivable for investments sold	—	—	—	—	—	—	1	—

Total assets	10,401	368,286	277,442	621,634	57,843	7,821	65,449	56,631

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—	—	—	—	—	1	—
Payable for investments purchased	—	64	44	31	—	—	—	73

Total liabilities	—	64	44	31	—	—	1	73

Net assets	$10,401	$368,222	$277,398	$621,603	$57,843	$7,821	$65,448	$56,558

Net assets
Accumulation units	$10,401	$368,222	$277,398	$621,603	$57,843	$7,821	$65,448	$56,558

Total net assets	$10,401	$368,222	$277,398	$621,603	$57,843	$7,821	$65,448	$56,558

Investments in shares of mutual funds, at cost	$8,596	$296,992	$239,036	$599,913	$49,166	$7,821	$60,639	$45,845
Shares of mutual funds owned	728.35	39,679.07	7,499.27	59,369.96	3,665.59	7,821.26	7,160.64	4,060.17

Accumulation units outstanding	914.82	37,106.73	26,568.12	51,490.78	5,096.68	776.64	5,251.04	5,197.31
Accumulation unit value	$11.37	$9.92	$10.44	$12.07	$11.35	$10.07	$12.46	$10.88

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

8

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product D - see Note 1
							Franklin Templeton
							Variable Insurance
	Fidelity® Variable Insurance Products Funds*						Products Trust*
							Franklin
							Small Cap
	Contrafund	Growth	High Income	Index 500	Mid-Cap	Fidelity Real	Value	Franklin U.S.
	- SC2	- SC2	- SC2	- SC2	- SC2	Estate - SC2	Securities	Government
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$144,169	$16,593	$10,906	$41,984	$160,724	$205,768	$254,922	$178,047
Receivable from Farm Bureau Life Insurance Company	302	—	—	64	275	75	29	9
Receivable for investments sold	—	—	—	—	—	—	—	—

Total assets	144,471	16,593	10,906	42,048	160,999	205,843	254,951	178,056

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Payable for investments purchased	302	—	—	64	275	75	29	9

Total liabilities	302	—	—	64	275	75	29	9

Net assets	$144,169	$16,593	$10,906	$41,984	$160,724	$205,768	$254,922	$178,047

Net assets
Accumulation units	$144,169	$16,593	$10,906	$41,984	$160,724	$205,768	$254,922	$178,047

Total net assets	$144,169	$16,593	$10,906	$41,984	$160,724	$205,768	$254,922	$178,047

Investments in shares of mutual funds, at cost	$115,102	$13,075	$10,655	$34,692	$123,738	$148,573	$193,753	$176,950
Shares of mutual funds owned	6,137.47	451.89	2,001.19	319.73	5,002.29	14,782.15	15,687.50	13,581.01

Accumulation units outstanding	12,999.43	1,647.09	887.18	4,039.00	13,607.19	18,851.35	22,002.53	15,418.41
Accumulation unit value	$11.09	$10.07	$12.29	$10.39	$11.81	$10.92	$11.59	$11.55

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

9

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product D - see Note 1
	Franklin Templeton
	Variable Insurance						T. Rowe Price
	Products Trust*		J.P. Morgan Insurance Trust*				Equity Series, Inc.*
		Templeton
	Mutual Shares	Global Bond	Intrepid	Intrepid	Mid Cap	Small Cap		New America
	Securities	Securities	Growth	Mid Cap	Growth	Core - CL2	Equity Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$29,264	$35,210	$329,321	$6,558	$22,067	$26,358	$484,325	$31,857
Receivable from Farm Bureau Life Insurance Company	102	111	54	—	73	46	352	—
Receivable for investments sold	—	—	—	—	—	—	—	—

Total assets	29,366	35,321	329,375	6,558	22,140	26,404	484,677	31,857

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Payable for investments purchased	102	111	54	—	73	46	352	—

Total liabilities	102	111	54	—	73	46	352	—

Net assets	$29,264	$35,210	$329,321	$6,558	$22,067	$26,358	$484,325	$31,857

Net assets
Accumulation units	$29,264	$35,210	$329,321	$6,558	$22,067	$26,358	$484,325	$31,857

Total net assets	$29,264	$35,210	$329,321	$6,558	$22,067	$26,358	$484,325	$31,857

Investments in shares of mutual funds, at cost	$25,499	$31,806	$265,062	$4,679	$16,665	$21,555	$408,816	$27,101
Shares of mutual funds owned	1,834.71	1,806.58	21,794.87	419.85	1,304.99	1,767.79	24,313.51	1,424.72

Accumulation units outstanding	2,860.90	2,517.89	30,625.68	378.65	1,978.55	2,276.62	44,821.48	2,607.80
Accumulation unit value	$10.23	$13.98	$10.75	$17.32	$11.15	$11.58	$10.81	$12.22

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

10

Farm Bureau Life Variable Account
Statements of Assets and Liabilities (continued)
December 31, 2010

	Product D - see Note 1
	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*
	Personal
	Strategy
	Balanced	International
	Subaccount	Stock Subaccount
Assets
Investments in shares of mutual funds, at market	$18,570	$23,276
Receivable from Farm Bureau Life Insurance Company	64	—
Receivable for investments sold	—	—

Total assets	18,634	23,276

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—
Payable for investments purchased	64	—

Total liabilities	64	—

Net assets	$18,570	$23,276

Net assets
Accumulation units	$18,570	$23,276

Total net assets	$18,570	$23,276

Investments in shares of mutual funds, at cost	$15,507	$20,274
Shares of mutual funds owned	1,018.09	1,676.94

Accumulation units outstanding	1,625.81	2,213.58
Accumulation unit value	$11.42	$10.52

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

11

Farm Bureau Life Variable Account
Statements of Operations
Year Ended December 31, 2010

	Products A, B and C - see Note 1
							Calvert Variable
	American Century Variable Portfolios, Inc.*					Products, Inc.* (1)
	American	Inflation					Russell 2000
	Century Mid	Protection				NASDAQ 100	Small Cap	S&P MidCap
	Cap Value	Bond	Ultra	Value	Vista	Index	Index	400 Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$2,181	$2,589	$3,362	$3,308	$—	$2,744	$11,152	$18,682
Expenses:
Mortality and expense risk	(859)	(1,258)	(5,925)	(1,550)	(9,437)	(12,595)	(18,238)	(21,325)

Net investment income (loss)	1,322	1,331	(2,563)	1,758	(9,437)	(9,851)	(7,086)	(2,643)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,849)	880	(15,995)	(62,714)	3,831	28,455	(29,292)	3,240
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	(1,849)	880	(15,995)	(62,714)	3,831	28,455	(29,292)	3,240

Change in unrealized appreciation (depreciation) of investments	17,214	3,921	114,492	74,621	235,931	230,483	507,586	545,104

Net increase (decrease) in net assets from operations	$16,687	$6,132	$95,934	$13,665	$230,325	$249,087	$471,208	$545,701

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

12

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A, B and C - see Note 1
					Dreyfus
					Socially
					Responsible
					Growth	EquiTrust Variable
	Dreyfus Variable Investment Fund*				Fund, Inc.*	Insurance Series Fund*
		Dreyfus			Socially
		Growth &	International	Opportunistic	Responsible		High Grade
	Appreciation	Income	Equity	Small Cap	Growth	Blue Chip	Bond	Managed
	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$22,503	$5,912	$57,204	$6,259	$1,657	$851,870	$439,422	$920,797
Expenses:
Mortality and expense risk	(11,161)	(4,325)	(33,170)	(7,651)	(2,337)	(336,552)	(100,809)	(335,241)

Net investment income (loss)	11,342	1,587	24,034	(1,392)	(680)	515,318	338,613	585,556

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(46,351)	(10,479)	(142,869)	(55,531)	2,135	(222,909)	37,739	448,128
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	(46,351)	(10,479)	(142,869)	(55,531)	2,135	(222,909)	37,739	448,128

Change in unrealized appreciation (depreciation) of investments	226,739	90,682	508,017	292,624	33,756	3,436,593	393,836	3,948,594

Net increase (decrease) in net assets from operations	$191,730	$81,790	$389,182	$235,701	$35,211	$3,729,002	$770,188	$4,982,278

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

13

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A, B and C - see Note 1
	EquiTrust Variable
	Insurance Series Fund*			Fidelity® Variable Insurance Products Funds*
						Fidelity
						Growth &	High Income
	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	Income	- SC2	Index 500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$1,845	$726,119	$436,569	$179,119	$33,505	$30,168	$92,580	$200,763
Expenses:
Mortality and expense risk	(13,443)	(116,816)	(289,684)	(127,982)	(105,435)	(37,288)	(10,672)	(90,598)

Net investment income (loss)	(11,598)	609,303	146,885	51,137	(71,930)	(7,120)	81,908	110,165

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	(7,392)	(145,142)	57,988	(282,486)	(58,524)	(17,213)	(203,897)
Realized gain distributions	—	—	—	6,519	40,325	—	—	188,116

Total realized gain (loss) on investments	—	(7,392)	(145,142)	64,507	(242,161)	(58,524)	(17,213)	(15,781)

Change in unrealized appreciation (depreciation) of investments	—	624,508	4,126,912	2,075,004	2,871,852	621,364	78,089	1,272,155

Net increase (decrease) in net assets from operations	$(11,598)	$1,226,419	$4,128,655	$2,190,648	$2,557,761	$555,720	$142,784	$1,366,539

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

14

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A, B and C - see Note 1
	Fidelity®
	Variable Insurance
	Products Funds*		Franklin Templeton Variable Insurance Products Trust*
				Franklin	Franklin
				Small Cap	Small-Mid			Templeton
	Mid-Cap		Franklin Real	Value	Cap Growth	Franklin U.S.	Mutual Shares	Growth
	- SC2	Overseas	Estate	Securities	Securities	Government	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$4,882	$51,867	$55,461	$21,844	$—	$104,705	$19,389	$23,463
Expenses:
Mortality and expense risk	(35,227)	(32,679)	(17,554)	(26,085)	(12,179)	(29,091)	(11,201)	(16,532)

Net investment income (loss)	(30,345)	19,188	37,907	(4,241)	(12,179)	75,614	8,188	6,931

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(47,287)	29,478	(531,758)	(114,254)	(55,457)	10,467	(49,714)	(307,142)
Realized gain distributions	12,892	7,073	—	—	—	—	—	—

Total realized gain (loss) on investments	(34,395)	36,551	(531,758)	(114,254)	(55,457)	10,467	(49,714)	(307,142)

Change in unrealized appreciation (depreciation) of investments	1,037,108	377,413	857,371	842,755	395,766	46,137	163,483	384,938

Net increase (decrease) in net assets from operations	$972,368	$433,152	$363,520	$724,260	$328,130	$132,218	$121,957	$84,727

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

15

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Products A, B and C - see Note 1
							T. Rowe Price
	J.P. Morgan						International
	Insurance Trust*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*
						Personal
	Mid-Cap	Small Cap		Mid-Cap	New America	Strategy	International
	Value	Core	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$19,743	$—	$95,485	$—	$10,047	$180,513	$19,800
Expenses:
Mortality and expense risk	(14,739)	(9,786)	(44,296)	(76,228)	(45,498)	(68,811)	(18,950)

Net investment income (loss)	5,004	(9,786)	51,189	(76,228)	(35,451)	111,702	850

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26,330)	(32,662)	(86,604)	166,914	93,302	96,782	20,243
Realized gain distributions	—	—	—	484,049	115,538	—	6,600

Total realized gain (loss) on investments	(26,330)	(32,662)	(86,604)	650,963	208,840	96,782	26,843

Change in unrealized appreciation (depreciation) of investments	357,405	303,257	706,727	1,518,380	726,493	716,754	247,586

Net increase (decrease) in net assets from operations	$336,079	$260,809	$671,312	$2,093,115	$899,882	$925,238	$275,279

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

16

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product D - see Note 1
	Calvert Variable Products, Inc.* (1)				Columbia Funds Variable Insurance Trust*
	EAFE		Russell 2000
	International	NASDAQ 100	Small Cap	S&P MidCap		Mid Cap	Small Cap	Small Co.
	Index - F	Index	Index - F	400 Index - F	International	Value B	Value B	Growth B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$6,625	$113	$102	$90	$162	$1,614	$74	$—
Expenses:
Mortality and expense risk	—	—	—	—	—	—	—	—

Net investment income (loss)	6,625	113	102	90	162	1,614	74	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	16,770	1,657	816	1,581	231	6,227	367	4,831
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	16,770	1,657	816	1,581	231	6,227	367	4,831

Change in unrealized appreciation (depreciation) of investments	12,292	6,078	6,279	3,355	32	25,041	1,292	28,200

Net increase (decrease) in net assets from operations	$35,687	$7,848	$7,197	$5,026	$425	$32,882	$1,733	$33,031

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

17

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product D - see Note 1
	DWS	DWS
	Variable	Variable
	Series I*	Series II*	EquiTrust Variable Insurance Series Fund*
	Global	Global	Blue Chip	High Grade	Managed	Money Market	Strategic Yield	Value Growth
	Opportunities	Thematic	- SC	Bond - SC	- SC	- SC	- SC	- SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$20	$2,308	$2,043	$18,427	$639	$12	$3,079	$241
Expenses:
Mortality and expense risk	—	—	—	—	—	—	—	—

Net investment income (loss)	20	2,308	2,043	18,427	639	12	3,079	241

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	624	13,194	7,316	6,715	1,551	—	3,059	2,489
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	624	13,194	7,316	6,715	1,551	—	3,059	2,489

Change in unrealized appreciation (depreciation) of investments	1,028	27,838	16,010	9,045	4,468	—	(555)	3,968

Net increase (decrease) in net assets from operations	$1,672	$43,340	$25,369	$34,187	$6,658	$12	$5,583	$6,698

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

18

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product D - see Note 1
							Franklin Templeton
							Variable Insurance
	Fidelity® Variable Insurance Products Funds*						Products Trust*
							Franklin
							Small Cap
	Contrafund	Growth	High Income	Index 500	Mid-Cap	Fidelity Real	Value	Franklin U.S.
	- SC2	- SC2	- SC2	- SC2	- SC2	Estate - SC2	Securities	Government
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$1,313	$5	$796	$669	$175	$2,370	$1,359	$4,667
Expenses:
Mortality and expense risk	—	—	—	—	—	—	—	—

Net investment income (loss)	1,313	5	796	669	175	2,370	1,359	4,667

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,571	780	319	1,058	12,901	24,297	10,390	397
Realized gain distributions	61	46	—	555	419	—	—	—

Total realized gain (loss) on investments	3,632	826	319	1,613	13,320	24,297	10,390	397

Change in unrealized appreciation (depreciation) of investments	14,820	2,144	7	3,262	19,188	17,480	39,028	1,679

Net increase (decrease) in net assets from operations	$19,765	$2,975	$1,122	$5,544	$32,683	$44,147	$50,777	$6,743

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

19

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product D - see Note 1
	Franklin Templeton
	Variable Insurance						T. Rowe Price
	Products Trust*		J.P. Morgan Insurance Trust*				Equity Series, Inc.*
		Templeton
	Mutual Shares	Global Bond	Intrepid	Intrepid	Mid Cap	Small Cap		New America
	Securities	Securities	Growth	Mid Cap	Growth	Core - CL2	Equity Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount

Income:
Dividends	$388	$398	$2,139	$76	$—	$—	$7,784	$56
Expenses:
Mortality and expense risk	—	—	—	—	—	—	—	—

Net investment income (loss)	388	398	2,139	76	—	—	7,784	56

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	621	461	10,551	320	799	2,886	31,859	5,532
Realized gain distributions	—	72	—	—	—	—	—	639

Total realized gain (loss) on investments	621	533	10,551	320	799	2,886	31,859	6,171

Change in unrealized appreciation (depreciation) of investments	1,739	2,697	30,802	616	3,564	2,507	19,707	365

Net increase (decrease) in net assets from operations	$2,748	$3,628	$43,492	$1,012	$4,363	$5,393	$59,350	$6,592

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

20

Farm Bureau Life Variable Account
Statements of Operations (continued)
Year Ended December 31, 2010

	Product D - see Note 1
	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*
	Personal
	Strategy	International
	Balanced	Stock
	Subaccount	Subaccount
Income:
Dividends	$366	$198
Expenses:
Mortality and expense risk	—	—

Net investment income (loss)	366	198

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	464	553
Realized gain distributions	—	66

Total realized gain (loss) on investments	464	619

Change in unrealized appreciation (depreciation) of investments	1,286	1,663

Net increase (decrease) in net assets from operations	$2,116	$2,480

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

21

Farm Bureau Life Variable Account
Statements of Changes in Net Assets

	Products A, B and C - see Note 1
	American Century Variable Portfolios, Inc.*
	American Century Mid Cap		Inflation Protection Bond
	Value Subaccount		Subaccount		Ultra Subaccount		Value Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,322	$2,108	$1,331	$2,135	$(2,563)	$(3,266)	$1,758	$8,769
Net realized gain (loss) on investments	(1,849)	(6,393)	880	(2,412)	(15,995)	(17,206)	(62,714)	(24,075)
Change in unrealized appreciation (depreciation) of investments	17,214	24,595	3,921	19,765	114,492	180,977	74,621	53,513

Net increase (decrease) in net assets from operations	16,687	20,310	6,132	19,488	95,934	160,505	13,665	38,207

Contract transactions:
Transfers of net premiums	23,283	28,650	21,857	35,540	127,939	148,513	26,557	41,232
Transfers of surrenders and death benefits	(3,121)	(3,349)	(2,237)	(1,157)	(49,507)	(21,126)	(6,704)	(3,066)
Transfers of policy loans	(5,679)	(2,713)	(3,350)	(1,838)	(5,808)	(10,726)	(2,723)	(2,049)
Transfers of cost of insurance and other charges	(11,927)	(12,395)	(12,767)	(17,300)	(67,998)	(66,507)	(19,842)	(29,391)
Transfers between subaccounts, including Declared Interest Option account	(2,676)	923	(13,171)	(107,216)	(2,098)	(4,734)	(103,804)	5,416

Net increase (decrease) in net assets from contract transactions	(120)	11,116	(9,668)	(91,971)	2,528	45,420	(106,516)	12,142

Total increase (decrease) in net assets	16,567	31,426	(3,536)	(72,483)	98,462	205,925	(92,851)	50,349

Net assets at beginning of period	92,581	61,155	147,203	219,686	650,239	444,314	229,611	179,262

Net assets at end of period	$109,148	$92,581	$143,667	$147,203	$748,701	$650,239	$136,760	$229,611

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

22

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	American Century
	Variable Portfolios, Inc.*		Calvert Variable Products, Inc.* (1)
			NASDAQ 100 Index		Russell 2000 Small Cap Index		S&P MidCap 400 Index
	Vista Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,437)	$(8,092)	$(9,851)	$(8,777)	$(7,086)	$(4,143)	$(2,643)	$1,283
Net realized gain (loss) on investments	3,831	(15,064)	28,455	(24,374)	(29,292)	(84,825)	3,240	(47,999)
Change in unrealized appreciation (depreciation) of investments	235,931	207,427	230,483	494,634	507,586	475,923	545,104	621,867

Net increase (decrease) in net assets from operations	230,325	184,271	249,087	461,483	471,208	386,955	545,701	575,151

Contract transactions:
Transfers of net premiums	192,864	221,761	235,015	271,101	364,241	429,601	384,923	441,226
Transfers of surrenders and death benefits	(43,315)	(44,312)	(95,329)	(63,927)	(165,257)	(76,627)	(143,486)	(72,802)
Transfers of policy loans	(30,289)	(24,097)	(36,502)	(28,010)	(54,150)	(28,133)	(36,489)	(44,386)
Transfers of cost of insurance and other charges	(91,152)	(95,848)	(117,285)	(118,338)	(165,261)	(163,750)	(198,433)	(191,900)
Transfers between subaccounts, including Declared Interest Option account	(22,239)	(91,887)	(4,437)	(68,335)	(71,842)	(101,783)	(77,287)	(73,464)
Net increase (decrease) in net assets from contract transactions	5,869	(34,383)	(18,538)	(7,509)	(92,269)	59,308	(70,772)	58,674

Total increase (decrease) in net assets	236,194	149,888	230,549	453,974	378,939	446,263	474,929	633,825

Net assets at beginning of period	1,004,312	854,424	1,354,378	900,404	1,944,128	1,497,865	2,236,264	1,602,439

Net assets at end of period	$1,240,506	$1,004,312	$1,584,927	$1,354,378	$2,323,067	$1,944,128	$2,711,193	$2,236,264

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

23

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	Dreyfus Variable Investment Fund*
			Dreyfus Growth & Income		International Equity		Opportunistic Small Cap
	Appreciation Subaccount		Subaccount		Subaccount		Subaccount (1)
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,342	$18,134	$1,587	$1,798	$24,034	$72,703	$(1,392)	$4,356
Net realized gain (loss) on investments	(46,351)	(99,868)	(10,479)	(31,490)	(142,869)	(249,581)	(55,531)	(66,669)
Change in unrealized appreciation (depreciation) of investments	226,739	270,487	90,682	136,286	508,017	810,984	292,624	219,594

Net increase (decrease) in net assets from operations	191,730	188,753	81,790	106,594	389,182	634,106	235,701	157,281

Contract transactions:
Transfers of net premiums	221,035	267,646	90,557	114,494	862,909	878,157	163,399	189,483
Transfers of surrenders and death benefits	(60,861)	(73,715)	(32,530)	(35,190)	(175,915)	(172,130)	(56,077)	(30,368)
Transfers of policy loans	(29,713)	(19,580)	(9,266)	(6,034)	(87,092)	(58,680)	(19,418)	(25,991)
Transfers of cost of insurance and other charges	(103,892)	(107,813)	(40,099)	(40,685)	(349,522)	(332,272)	(68,224)	(67,726)
Transfers between subaccounts, including Declared Interest Option account	268,681	(227,068)	(3,875)	(43,260)	312,739	236,748	(10,790)	(11,548)

Net increase (decrease) in net assets from contract transactions	295,250	(160,530)	4,787	(10,675)	563,119	551,823	8,890	53,850

Total increase (decrease) in net assets	486,980	28,223	86,577	95,919	952,301	1,185,929	244,591	211,131

Net assets at beginning of period	1,033,111	1,004,888	461,992	366,073	3,410,690	2,224,761	787,898	576,767

Net assets at end of period	$1,520,091	$1,033,111	$548,569	$461,992	$4,362,991	$3,410,690	$1,032,489	$787,898

(1)	Formerly known as Developing Leaders Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

24

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	Dreyfus Socially
	Responsible Growth
	Fund, Inc.*		EquiTrust Variable Insurance Series Fund*
	Socially Responsible Growth
	Subaccount		Blue Chip Subaccount		High Grade Bond Subaccount		Managed Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2009	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(680)	$(576)	$515,318	$742,906	$338,613	$399,944	$585,556	$813,152
Net realized gain (loss) on investments	2,135	(1,492)	(222,909)	(567,935)	37,739	51,022	448,128	(221,024)
Change in unrealized appreciation (depreciation) of investments	33,756	63,412	3,436,593	5,307,160	393,836	636,978	3,948,594	4,966,675

Net increase (decrease) in net assets from operations	35,211	61,344	3,729,002	5,482,131	770,188	1,087,944	4,982,278	5,558,803

Contract transactions:
Transfers of net premiums	43,758	47,048	4,542,551	4,975,597	1,286,539	1,356,338	3,315,684	3,612,809
Transfers of surrenders and death benefits	(15,142)	(4,241)	(1,604,848)	(1,491,478)	(555,118)	(481,174)	(1,610,575)	(1,592,162)
Transfers of policy loans	(3,597)	(1,813)	(503,236)	(424,036)	(175,672)	(140,090)	(402,447)	(315,102)
Transfers of cost of insurance and other charges	(18,844)	(19,271)	(3,254,771)	(3,302,927)	(974,352)	(1,020,768)	(3,129,952)	(3,231,732)
Transfers between subaccounts, including Declared Interest Option account	(4,165)	(631)	(594,156)	(625,309)	(8,599)	381,843	(453,628)	(789,080)

Net increase (decrease) in net assets from contract transactions	2,010	21,092	(1,414,460)	(868,153)	(427,202)	96,149	(2,280,918)	(2,315,267)

Total increase (decrease) in net assets	37,221	82,436	2,314,542	4,613,978	342,986	1,184,093	2,701,360	3,243,536

Net assets at beginning of period	256,841	174,405	37,537,648	32,923,670	10,882,151	9,698,058	37,065,010	33,821,474

Net assets at end of period	$294,062	$256,841	$39,852,190	$37,537,648	$11,225,137	$10,882,151	$39,766,370	$37,065,010

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

25

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
							Fidelity®
							Variable Insurance
	EquiTrust Variable Insurance Series Fund*						Products Funds*
	Money Market Subaccount		Strategic Yield Subaccount		Value Growth Subaccount		Contrafund Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,598)	$(14,241)	$609,303	$638,400	$146,885	$327,258	$51,137	$64,037
Net realized gain (loss) on investments	—	—	(7,392)	(293,805)	(145,142)	(460,686)	64,507	(614,285)
Change in unrealized appreciation (depreciation) of investments	—	—	624,508	2,109,623	4,126,912	6,821,165	2,075,004	4,254,666

Net increase (decrease) in net assets from operations	(11,598)	(14,241)	1,226,419	2,454,218	4,128,655	6,687,737	2,190,648	3,704,418

Contract transactions:
Transfers of net premiums	229,243	258,086	1,185,357	1,357,623	3,236,319	3,573,977	1,993,779	2,322,598
Transfers of surrenders and death benefits	(468,973)	(663,792)	(525,281)	(461,505)	(1,266,721)	(1,206,352)	(698,316)	(644,272)
Transfers of policy loans	(9,092)	(14,161)	(160,505)	(106,796)	(310,094)	(243,248)	(242,693)	(160,168)
Transfers of cost of insurance and other charges	(131,199)	(145,780)	(1,103,888)	(1,135,659)	(2,754,498)	(2,788,789)	(1,255,280)	(1,293,256)
Transfers between subaccounts, including Declared Interest Option account	98,659	648,072	(130,065)	(504,077)	(716,370)	(545,676)	(495,808)	(594,104)

Net increase (decrease) in net assets from contract transactions	(281,362)	82,425	(734,382)	(850,414)	(1,811,364)	(1,210,088)	(698,318)	(369,202)

Total increase (decrease) in net assets	(292,960)	68,184	492,037	1,603,804	2,317,291	5,477,649	1,492,330	3,335,216

Net assets at beginning of period	1,825,389	1,757,205	12,583,612	10,979,808	32,543,275	27,065,626	14,231,821	10,896,605

Net assets at end of period	$1,532,429	$1,825,389	$13,075,649	$12,583,612	$34,860,566	$32,543,275	$15,724,151	$14,231,821

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

26

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	Fidelity® Variable Insurance Products Funds*
			Fidelity Growth & Income		High Income - SC2
	Growth Subaccount		Subaccount		Subaccount		Index 500 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,930)	$(41,214)	$(7,120)	$8,405	$81,908	$71,032	$110,165	$146,433
Net realized gain (loss) on investments	(242,161)	(606,441)	(58,524)	(130,205)	(17,213)	(33,151)	(15,781)	(157,440)
Change in unrealized appreciation (depreciation) of investments	2,871,852	3,055,142	621,364	986,824	78,089	283,702	1,272,155	2,032,702

Net increase (decrease) in net assets from operations	2,557,761	2,407,487	555,720	865,024	142,784	321,583	1,366,539	2,021,695

Contract transactions:
Transfers of net premiums	1,687,065	1,840,251	600,082	658,814	201,606	228,673	1,425,344	1,589,239
Transfers of surrenders and death benefits	(619,242)	(501,925)	(208,166)	(185,021)	(84,893)	(51,382)	(445,160)	(352,513)
Transfers of policy loans	(174,124)	(120,918)	(87,615)	(44,263)	(28,265)	(9,623)	(163,797)	(127,214)
Transfers of cost of insurance and other charges	(1,023,988)	(998,574)	(379,154)	(386,004)	(104,790)	(109,037)	(871,823)	(882,712)
Transfers between subaccounts, including Declared Interest Option account	(174,435)	(171,515)	(103,626)	(56,089)	9,672	7,638	(198,488)	(141,569)

Net increase (decrease) in net assets from contract transactions	(304,724)	47,319	(178,479)	(12,563)	(6,670)	66,269	(253,924)	85,231

Total increase (decrease) in net assets	2,253,037	2,454,806	377,241	852,461	136,114	387,852	1,112,615	2,106,926

Net assets at beginning of period	11,296,566	8,841,760	4,172,344	3,319,883	1,118,025	730,173	9,965,870	7,858,944

Net assets at end of period	$13,549,603	$11,296,566	$4,549,585	$4,172,344	$1,254,139	$1,118,025	$11,078,485	$9,965,870

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

27

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
					Franklin Templeton
	Fidelity® Variable Insurance Products Funds*				Variable Insurance Products Trust*
					Franklin Real Estate		Franklin Small Cap Value
	Mid-Cap - SC2 Subaccount		Overseas Subaccount		Subaccount		Securities Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,345)	$(12,826)	$19,188	$42,428	$37,907	$174,248	$(4,241)	$17,975
Net realized gain (loss) on investments	(34,395)	(80,348)	36,551	(94,393)	(531,758)	(319,604)	(114,254)	9,690
Change in unrealized appreciation (depreciation) of investments	1,037,108	1,091,242	377,413	814,420	857,371	457,238	842,755	537,740

Net increase (decrease) in net assets from operations	972,368	998,068	433,152	762,455	363,520	311,882	724,260	565,405

Contract transactions:
Transfers of net premiums	612,543	678,908	505,132	544,888	426,156	497,326	618,207	619,037
Transfers of surrenders and death benefits	(247,270)	(210,876)	(217,090)	(212,927)	(113,304)	(105,959)	(154,407)	(121,706)
Transfers of policy loans	(77,898)	(66,457)	(52,454)	(32,120)	(44,092)	(22,019)	(73,972)	(50,735)
Transfers of cost of insurance and other charges	(350,488)	(335,365)	(299,331)	(316,162)	(197,922)	(186,116)	(279,777)	(249,707)
Transfers between subaccounts, including Declared Interest Option account	(51,722)	(33,567)	(114,490)	(53,295)	(174,223)	(30,234)	(68,551)	330,953

Net increase (decrease) in net assets from contract transactions	(114,835)	32,643	(178,233)	(69,616)	(103,385)	152,998	41,500	527,842

Total increase (decrease) in net assets	857,533	1,030,711	254,919	692,839	260,135	464,880	765,760	1,093,247

Net assets at beginning of period	3,628,879	2,598,168	3,752,302	3,059,463	1,873,380	1,408,500	2,681,985	1,588,738

Net assets at end of period	$4,486,412	$3,628,879	$4,007,221	$3,752,302	$2,133,515	$1,873,380	$3,447,745	$2,681,985

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

28

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	Franklin Templeton Variable Insurance Products Trust*
	Franklin Small-Mid Cap		Franklin U.S. Government		Mutual Shares Securities		Templeton Growth Securities
	Growth Securities Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,179)	$(10,862)	$75,614	$86,077	$8,188	$12,177	$6,931	$39,476
Net realized gain (loss) on investments	(55,457)	(350,146)	10,467	29,200	(49,714)	(36,046)	(307,142)	(147,332)
Change in unrealized appreciation (depreciation) of investments	395,766	812,295	46,137	(54,869)	163,483	286,155	384,938	528,898

Net increase (decrease) in net assets from operations	328,130	451,287	132,218	60,408	121,957	262,286	84,727	421,042

Contract transactions:
Transfers of net premiums	241,799	391,169	558,630	661,818	201,020	232,605	424,950	435,227
Transfers of surrenders and death benefits	(88,221)	(70,574)	(157,740)	(194,241)	(57,938)	(48,350)	(127,655)	(78,952)
Transfers of policy loans	(24,440)	(19,659)	(68,286)	(52,341)	(6,983)	(9,797)	(45,928)	(30,177)
Transfers of cost of insurance and other charges	(111,853)	(140,940)	(283,859)	(341,389)	(120,159)	(127,844)	(175,352)	(176,354)
Transfers between subaccounts, including Declared Interest Option account	(68,542)	(507,598)	277,846	(117,288)	(90,755)	(47,792)	(358,961)	557,425

Net increase (decrease) in net assets from contract transactions	(51,257)	(347,602)	326,591	(43,441)	(74,815)	(1,178)	(282,946)	707,169

Total increase (decrease) in net assets	276,873	103,685	458,809	16,967	47,142	261,108	(198,219)	1,128,211

Net assets at beginning of period	1,292,003	1,188,318	3,003,000	2,986,033	1,275,770	1,014,662	2,086,253	958,042

Net assets at end of period	$1,568,876	$1,292,003	$3,461,809	$3,003,000	$1,322,912	$1,275,770	$1,888,034	$2,086,253

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

29

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
	J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Mid-Cap Value Subaccount		Small Cap Core Subaccount		Equity Income Subaccount		Mid Cap Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,004	$18,646	$(9,786)	$(728)	$51,189	$45,074	$(76,228)	$(61,194)
Net realized gain (loss) on investments	(26,330)	(59,527)	(32,662)	(198,115)	(86,604)	(495,091)	650,963	(98,886)
Change in unrealized appreciation (depreciation) of investments	357,405	369,778	303,257	380,881	706,727	1,423,783	1,518,380	2,697,761

Net increase (decrease) in net assets from operations	336,079	328,897	260,809	182,038	671,312	973,766	2,093,115	2,537,681

Contract transactions:
Transfers of net premiums	267,881	302,701	198,557	283,913	893,562	1,138,465	821,086	870,640
Transfers of surrenders and death benefits	(85,228)	(53,391)	(70,578)	(58,898)	(208,758)	(204,813)	(405,458)	(354,019)
Transfers of policy loans	(26,772)	(20,308)	(18,134)	(13,674)	(77,464)	(68,276)	(118,875)	(89,620)
Transfers of cost of insurance and other charges	(140,885)	(147,423)	(89,872)	(100,487)	(444,424)	(473,481)	(691,387)	(671,239)
Transfers between subaccounts, including Declared Interest Option account	(100,667)	(100,079)	(14,365)	(236,981)	(37,226)	(545,500)	(256,774)	(57,510)

Net increase (decrease) in net assets from contract transactions	(85,671)	(18,500)	5,608	(126,127)	125,690	(153,605)	(651,408)	(301,748)

Total increase (decrease) in net assets	250,408	310,397	266,417	55,911	797,002	820,161	1,441,707	2,235,933

Net assets at beginning of period	1,580,637	1,270,240	1,007,441	951,530	4,739,367	3,919,206	8,170,080	5,934,147

Net assets at end of period	$1,831,045	$1,580,637	$1,273,858	$1,007,441	$5,536,369	$4,739,367	$9,611,787	$8,170,080

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

30

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Products A, B and C - see Note 1
					T. Rowe Price
					International
	T. Rowe Price Equity Series, Inc.*				Series, Inc.*
	New America Growth		Personal Strategy Balanced		International Stock
	Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(35,451)	$(34,213)	$111,702	$85,813	$850	$32,199
Net realized gain (loss) on investments	208,840	(71,692)	96,782	(64,230)	26,843	(39,928)
Change in unrealized appreciation (depreciation) of investments	726,493	1,564,821	716,754	1,820,755	247,586	719,884

Net increase (decrease) in net assets from operations	899,882	1,458,916	925,238	1,842,338	275,279	712,155

Contract transactions:
Transfers of net premiums	831,807	724,176	906,586	1,006,542	292,699	304,864
Transfers of surrenders and death benefits	(325,048)	(214,530)	(403,788)	(384,499)	(143,955)	(82,334)
Transfers of policy loans	(101,925)	(71,587)	(116,522)	(80,144)	(24,987)	(26,293)
Transfers of cost of insurance and other charges	(443,430)	(398,684)	(643,861)	(677,992)	(177,992)	(170,091)
Transfers between subaccounts, including Declared Interest Option account	(138,598)	829,286	(176,270)	(178,024)	(30,256)	3,670

Net increase (decrease) in net assets from contract transactions	(177,194)	868,661	(433,855)	(314,117)	(84,491)	29,816

Total increase (decrease) in net assets	722,688	2,327,577	491,383	1,528,221	190,788	741,971

Net assets at beginning of period	5,009,619	2,682,042	7,674,400	6,146,179	2,115,624	1,373,653

Net assets at end of period	$5,732,307	$5,009,619	$8,165,783	$7,674,400	$2,306,412	$2,115,624

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

31

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	Calvert Variable Products, Inc.* (1)
	EAFE International Index - F		NASDAQ 100 Index		Russell 2000 Small Cap Index -		S&P MidCap 400 Index - F
	Subaccount		Subaccount		F Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,625	$2,457	$113	$16	$102	$48	$90	$31
Net realized gain (loss) on investments	16,770	(5,319)	1,657	764	816	685	1,581	223
Change in unrealized appreciation (depreciation) of investments	12,292	55,692	6,078	2,095	6,279	2,471	3,355	888

Net increase (decrease) in net assets from operations	35,687	52,830	7,848	2,875	7,197	3,204	5,026	1,142

Contract transactions:
Transfers of net premiums	262,912	196,836	18,295	7,392	7,918	6,394	10,096	4,749
Transfers of surrenders and death benefits	(17,652)	(1,202)	—	(17)	(1,127)	(202)	(384)	(106)
Transfers of policy loans	(1,590)	—	—	—	—	—	—	—
Transfers of cost of insurance and other charges	(111,289)	(70,044)	(8,839)	(3,691)	(4,365)	(2,840)	(4,542)	(2,237)
Transfers between subaccounts, including Declared Interest Option account	37,619	42,735	27,051	14,710	7,324	11,104	6,549	3,506

Net increase (decrease) in net assets from contract transactions	170,000	168,325	36,507	18,394	9,750	14,456	11,719	5,912

Total increase (decrease) in net assets	205,687	221,155	44,355	21,269	16,947	17,660	16,745	7,054

Net assets at beginning of period	290,627	69,472	21,488	219	18,308	648	7,419	365

Net assets at end of period	$496,314	$290,627	$65,843	$21,488	$35,255	$18,308	$24,164	$7,419

(1)	Formerly known as Summit Mutual Funds, Inc. — Pinnacle Series.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

32

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	Columbia Funds Variable Insurance Trust*
					Small Cap Value B		Small Co. Growth B
	International Subaccount		Mid Cap Value B Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$162	$6	$1,614	$350	$74	$33	$—	$—
Net realized gain (loss) on investments	231	34	6,227	277	367	(9)	4,831	(23)
Change in unrealized appreciation (depreciation) of investments	32	328	25,041	8,780	1,292	894	28,200	9,518

Net increase (decrease) in net assets from operations	425	368	32,882	9,407	1,733	918	33,031	9,495

Contract transactions:
Transfers of net premiums	2,343	2,271	87,170	37,291	2,585	2,041	86,397	45,584
Transfers of surrenders and death benefits	(45)	—	(7,405)	(177)	—	—	(6,839)	(300)
Transfers of policy loans	—	—	(390)	—	—	—	(582)	—
Transfers of cost of insurance and other charges	(1,408)	(526)	(36,568)	(13,045)	(1,554)	(600)	(35,058)	(15,440)
Transfers between subaccounts, including Declared Interest Option account	2,488	501	88,509	(5,737)	717	177	8,358	32,312

Net increase (decrease) in net assets from contract transactions	3,378	2,246	131,316	18,332	1,748	1,618	52,276	62,156

Total increase (decrease) in net assets	3,803	2,614	164,198	27,739	3,481	2,536	85,307	71,651

Net assets at beginning of period	2,812	198	42,892	15,153	5,486	2,950	77,251	5,600

Net assets at end of period	$6,615	$2,812	$207,090	$42,892	$8,967	$5,486	$162,558	$77,251

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

33

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	DWS Variable		DWS Variable
	Series I*		Series II*		EquiTrust Variable Insurance Series Fund*
	Global Opportunities						High Grade Bond - SC
	Subaccount		Global Thematic Subaccount		Blue Chip - SC Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20	$32	$2,308	$1,245	$2,043	$245	$18,427	$10,235
Net realized gain (loss) on investments	624	155	13,194	(161)	7,316	(1,529)	6,715	2,826
Change in unrealized appreciation (depreciation) of investments	1,028	845	27,838	44,297	16,010	23,088	9,045	11,656

Net increase (decrease) in net assets from operations	1,672	1,032	43,340	45,381	25,369	21,804	34,187	24,717

Contract transactions:
Transfers of net premiums	4,914	3,662	183,016	118,498	155,283	105,372	344,771	239,389
Transfers of surrenders and death benefits	—	(18)	(13,006)	(715)	(9,288)	(711)	(11,920)	(1,481)
Transfers of policy loans	—	—	(1,046)	—	(959)	—	(1,884)	—
Transfers of cost of insurance and other charges	(2,361)	(1,380)	(79,164)	(44,728)	(64,707)	(37,273)	(144,808)	(92,153)
Transfers between subaccounts, including Declared Interest Option account	2,010	425	36,628	35,961	10,164	45,469	38,704	73,618

Net increase (decrease) in net assets from contract transactions	4,563	2,689	126,428	109,016	90,493	112,857	224,863	219,373

Total increase (decrease) in net assets	6,235	3,721	169,768	154,397	115,862	134,661	259,050	244,090

Net assets at beginning of period	4,166	445	198,454	44,057	161,536	26,875	362,553	118,463

Net assets at end of period	$10,401	$4,166	$368,222	$198,454	$277,398	$161,536	$621,603	$362,553

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

34

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	EquiTrust Variable Insurance Series Fund*
			Money Market - SC		Strategic Yield - SC		Value Growth - SC
	Managed - SC Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$639	$151	$12	$10	$3,079	$2,017	$241	$96
Net realized gain (loss) on investments	1,551	1,081	—	—	3,059	11	2,489	181
Change in unrealized appreciation (depreciation) of investments	4,468	3,893	—	—	(555)	5,519	3,968	6,693
Net increase (decrease) in net assets from operations	6,658	5,125	12	10	5,583	7,547	6,698	6,970

Contract transactions:
Transfers of net premiums	30,034	29,517	5,178	3,880	26,153	21,099	19,810	17,395
Transfers of surrenders and death benefits	(33)	(32)	—	—	(492)	(72)	(343)	(433)
Transfers of policy loans	—	—	—	—	—	—	—	—
Transfers of cost of insurance and other charges	(13,661)	(12,221)	(2,952)	(3,597)	(14,073)	(9,811)	(10,082)	(7,536)
Transfers between subaccounts, including Declared Interest Option account	1,182	(10,925)	(5,260)	6,339	(1,613)	13,574	3,830	6,063

Net increase (decrease) in net assets from contract transactions	17,522	6,339	(3,034)	6,622	9,975	24,790	13,215	15,489

Total increase (decrease) in net assets	24,180	11,464	(3,022)	6,632	15,558	32,337	19,913	22,459

Net assets at beginning of period	33,663	22,199	10,843	4,211	49,890	17,553	36,645	14,186

Net assets at end of period	$57,843	$33,663	$7,821	$10,843	$65,448	$49,890	$56,558	$36,645

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

35

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	Fidelity® Variable Insurance Products Funds*
					High Income - SC2
	Contrafund - SC2 Subaccount		Growth - SC2 Subaccount		Subaccount		Index 500 - SC2 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,313	$708	$5	$14	$796	$412	$669	$547
Net realized gain (loss) on investments	3,632	820	826	46	319	147	1,613	999
Change in unrealized appreciation (depreciation) of investments	14,820	14,059	2,144	1,443	7	365	3,262	3,908
Net increase (decrease) in net assets from operations	19,765	15,587	2,975	1,503	1,122	924	5,544	5,454

Contract transactions:
Transfers of net premiums	61,826	44,554	7,384	6,957	5,684	4,474	12,384	13,117
Transfers of surrenders and death benefits	(1,090)	(129)	—	(16)	—	(414)	(1,178)	(112)
Transfers of policy loans	—	—	—	—	—	—	—	—
Transfers of cost of insurance and other charges	(28,169)	(19,131)	(3,737)	(2,634)	(2,425)	(1,604)	(7,020)	(5,978)
Transfers between subaccounts, including Declared Interest Option account	14,929	19,876	1,254	604	170	2,214	4,156	(3,462)

Net increase (decrease) in net assets from contract transactions	47,496	45,170	4,901	4,911	3,429	4,670	8,342	3,565

Total increase (decrease) in net assets	67,261	60,757	7,876	6,414	4,551	5,594	13,886	9,019

Net assets at beginning of period	76,908	16,151	8,717	2,303	6,355	761	28,098	19,079

Net assets at end of period	$144,169	$76,908	$16,593	$8,717	$10,906	$6,355	$41,984	$28,098

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

36

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
					Franklin Templeton Variable
	Fidelity® Variable Insurance Products Funds*				Insurance Products Trust*
			Fideltiy Real Estate - SC2		Franklin Small Cap Value		Franklin U.S. Government
	Mid-Cap - SC2 Subaccount		Subaccount		Securities Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$175	$362	$2,370	$2,456	$1,359	$1,167	$4,667	$2,520
Net realized gain (loss) on investments	13,320	2,811	24,297	(3,962)	10,390	1,825	397	413
Change in unrealized appreciation (depreciation) of investments	19,188	17,811	17,480	40,769	39,028	22,581	1,679	(1,124)

Net increase (decrease) in net assets from operations	32,683	20,984	44,147	39,263	50,777	25,573	6,743	1,809

Contract transactions:
Transfers of net premiums	72,976	58,765	99,099	72,234	120,109	84,030	91,375	52,488
Transfers of surrenders and death benefits	(3,332)	(245)	(6,279)	(414)	(6,516)	(448)	(3,109)	(281)
Transfers of policy loans	(324)	—	(642)	—	(579)	—	(358)	—
Transfers of cost of insurance and other charges	(31,830)	(22,357)	(44,703)	(26,725)	(49,977)	(30,600)	(40,501)	(21,555)
Transfers between subaccounts, including Declared Interest Option account	(11,981)	23,833	(16,098)	13,965	5,404	24,793	17,290	49,388

Net increase (decrease) in net assets from contract transactions	25,509	59,996	31,377	59,060	68,441	77,775	64,697	80,040

Total increase (decrease) in net assets	58,192	80,980	75,524	98,323	119,218	103,348	71,440	81,849

Net assets at beginning of period	102,532	21,552	130,244	31,921	135,704	32,356	106,607	24,758

Net assets at end of period	$160,724	$102,532	$205,768	$130,244	$254,922	$135,704	$178,047	$106,607

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

37

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	Franklin Templeton Variable
	Insurance Products Trust*				J.P. Morgan Insurance Trust*
	Mutual Shares Securities		Templeton Global Bond
	Subaccount		Securities Subaccount		Intrepid Growth Subaccount		Intrepid Mid Cap Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$388	$201	$398	$1,267	$2,139	$484	$76	$54
Net realized gain (loss) on investments	621	156	533	113	10,551	44	320	103
Change in unrealized appreciation (depreciation) of investments	1,739	1,877	2,697	402	30,802	34,463	616	1,015

Net increase (decrease) in net assets from operations	2,748	2,234	3,628	1,782	43,492	34,991	1,012	1,172

Contract transactions:
Transfers of net premiums	12,913	9,550	16,689	8,018	168,040	105,504	1,411	1,413
Transfers of surrenders and death benefits	—	—	—	—	(11,319)	(664)	(156)	—
Transfers of policy loans	—	—	—	—	(1,019)	—	—	—
Transfers of cost of insurance and other charges	(5,056)	(3,117)	(5,613)	(3,115)	(71,657)	(38,744)	(1,177)	(785)
Transfers between subaccounts, including Declared Interest Option account	1,852	3,368	2,974	4,061	16,319	51,640	541	145

Net increase (decrease) in net assets from contract transactions	9,709	9,801	14,050	8,964	100,364	117,736	619	773

Total increase (decrease) in net assets	12,457	12,035	17,678	10,746	143,856	152,727	1,631	1,945

Net assets at beginning of period	16,807	4,772	17,532	6,786	185,465	32,738	4,927	2,982

Net assets at end of period	$29,264	$16,807	$35,210	$17,532	$329,321	$185,465	$6,558	$4,927

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

38

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
	J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Mid Cap Growth Subaccount		Small Cap Core - CL2				New America Growth
	(1)		Subaccount		Equity Income Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—	$—	$64	$7,784	$3,865	$56	$—
Net realized gain (loss) on investments	799	5,599	2,886	26	31,859	(5,394)	6,171	1,764
Change in unrealized appreciation (depreciation) of investments	3,564	2,250	2,507	2,145	19,707	58,664	365	4,311

Net increase (decrease) in net assets from operations	4,363	7,849	5,393	2,235	59,350	57,135	6,592	6,075

Contract transactions:
Transfers of net premiums	9,532	22,828	11,151	7,926	255,260	194,698	11,260	10,014
Transfers of surrenders and death benefits	—	(75)	(51)	—	(13,541)	(1,201)	—	—
Transfers of policy loans	—	—	—	—	(1,362)	—	—	—
Transfers of cost of insurance and other charges	(4,548)	(8,754)	(4,434)	(2,834)	(109,729)	(71,546)	(4,896)	(3,683)
Transfers between subaccounts, including Declared Interest Option account	503	(29,289)	1,462	645	(26,962)	76,569	(9,995)	11,785

Net increase (decrease) in net assets from contract transactions	5,487	(15,290)	8,128	5,737	103,666	198,520	(3,631)	18,116

Total increase (decrease) in net assets	9,850	(7,441)	13,521	7,972	163,016	255,655	2,961	24,191

Net assets at beginning of period	12,217	19,658	12,837	4,865	321,309	65,654	28,896	4,705

Net assets at end of period	$22,067	$12,217	$26,358	$12,837	$484,325	$321,309	$31,857	$28,896

(1)	Formerly known as Diversified Mid-Cap Growth Subaccount.

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

39

Farm Bureau Life Variable Account
Statements of Changes in Net Assets (continued)

	Product D - see Note 1
			T. Rowe Price
	T. Rowe Price		International
	Equity Series, Inc.*		Series, Inc.*
	Personal Strategy Balanced		International Stock
	Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$366	$140	$198	$154
Net realized gain (loss) on investments	464	101	619	179
Change in unrealized appreciation (depreciation) of investments	1,286	1,633	1,663	1,334

Net increase (decrease) in net assets from operations	2,116	1,874	2,480	1,667

Contract transactions:
Transfers of net premiums	6,432	4,161	14,116	3,401
Transfers of surrenders and death benefits	(33)	—	—	(25)
Transfers of policy loans	—	—	—	—
Transfers of cost of insurance and other charges	(3,232)	(2,064)	(3,055)	(1,540)
Transfers between subaccounts, including Declared Interest Option account	4,426	657	2,804	2,912

Net increase (decrease) in net assets from contract transactions	7,593	2,754	13,865	4,748

Total increase (decrease) in net assets	9,709	4,628	16,345	6,415

Net assets at beginning of period	8,861	4,233	6,931	516

Net assets at end of period	$18,570	$8,861	$23,276	$6,931

*	Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

40

Farm Bureau Life Variable Account
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
Organization
Farm Bureau Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating flexible premium variable life insurance policies (Product A), flexible premium last survivor variable life insurance policies (Product B), flexible premium variable life insurance policies (Product C) and variable universal life insurance policies (Product D) issued by the Company.
At the direction of eligible policy owners, the Account invests in sixty-three investment options in the following open-end registered investment companies (the Funds).

Subaccount	Product	Invests Exclusively in Shares of
American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	A, B & C	VP Mid Cap Value Fund
Inflation Protection Bond	A, B & C	VP Inflation Protection Bond Fund
Ultra	A, B & C	VP Ultra® Fund
Value	A, B & C	VP Value Fund
Vista	A, B & C	VP VistaSM Fund

Calvert Variable Products, Inc.: (1)
EAFE International Index — F	D	EAFE International Index Portfolio — Class F
NASDAQ 100 Index	A, B, C & D	NASDAQ-100 Index Portfolio
Russell 2000 Small Cap Index	A, B & C	Russell 2000 Small Cap Index Portfolio
Russell 2000 Small Cap Index — F	D	Russell 2000 Small Cap Index Portfolio — Class F
S&P MidCap 400 Index	A, B & C	S&P MidCap 400 Index Portfolio
S&P MidCap 400 Index — F	D	S&P MidCap 400 Index Portfolio — Class F

Columbia Funds Variable Insurance Trust:
International	D	International Fund — Class A
Mid Cap Value B	D	Mid Cap Value Fund — Class B
Small Cap Value B	D	Small Cap Value Fund — Class B
Small Co. Growth B	D	Small Company Growth Fund — Class B

Dreyfus Variable Investment Fund:
Appreciation	A, B & C	VIF Appreciation Portfolio — Initial Share Class
Dreyfus Growth & Income	A, B & C	VIF Growth and Income Portfolio — Initial Share Class
International Equity	A, B & C	VIF International Equity Portfolio — Initial Share Class
Opportunistic Small Cap (2)	A, B & C	VIF Opportunistic Small Cap Portfolio — Initial Share Class (2)

Socially Responsible Growth	A, B & C	Dreyfus Socially Responsible Growth Fund, Inc. — Service Share Class

DWS Variable Series I:
Global Opportunities	D	DWS Global Opportunities VIP — Class A

DWS Variable Series II:
Global Thematic	D	DWS Global Thematic VIP — Class A

41

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of
EquiTrust Variable Insurance Series Fund:
Blue Chip	A, B & C	Blue Chip Portfolio — Initial Class
Blue Chip — SC	D	Blue Chip Portfolio — Service Class
High Grade Bond	A, B & C	High Grade Bond Portfolio — Initial Class
High Grade Bond — SC	D	High Grade Bond Portfolio — Service Class
Managed	A, B & C	Managed Portfolio — Initial Class
Managed — SC	D	Managed Portfolio — Service Class
Money Market	A, B & C	Money Market Portfolio — Initial Class
Money Market — SC	D	Money Market Portfolio — Service Class
Strategic Yield	A, B & C	Strategic Yield Portfolio — Initial Class
Strategic Yield — SC	D	Strategic Yield Portfolio — Service Class
Value Growth	A, B & C	Value Growth Portfolio — Initial Class
Value Growth — SC	D	Value Growth Portfolio — Service Class

Fidelity® Variable Insurance Products Funds:
Contrafund	A, B & C	VIP Contrafund® Portfolio — Initial Class
Contrafund — SC2	D	VIP Contrafund® Portfolio — Service Class 2
Growth	A, B & C	VIP Growth Portfolio — Initial Class
Growth — SC2	D	VIP Growth Portfolio — Service Class 2
Fidelity Growth & Income	A, B & C	VIP Growth & Income Portfolio — Initial Class
High Income — SC2	A, B, C & D	VIP High Income Portfolio — Service Class 2
Index 500	A, B & C	VIP Index 500 Portfolio — Initial Class
Index 500 — SC2	D	VIP Index 500 Portfolio — Service Class 2
Mid-Cap — SC2	A, B, C & D	VIP Mid Cap Portfolio — Service Class 2
Overseas	A, B & C	VIP Overseas Portfolio — Initial Class
Fidelity Real Estate — SC2	D	VIP Real Estate Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	A, B & C	Franklin Global Real Estate Securities Fund — Class 2
Franklin Small Cap Value Securities	A, B, C & D	Franklin Small Cap Value Securities Fund — Class 2
Franklin Small-Mid Cap Growth Securities	A, B & C	Franklin Small-Mid Cap Growth Securities Fund — Class 2
Franklin U.S. Government	A, B, C & D	Franklin U.S. Government Fund — Class 2
Mutual Shares Securities	A, B, C & D	Mutual Shares Securities Fund — Class 2
Templeton Global Bond Securities	D	Templeton Global Bond Securities Fund — Class 2
Templeton Growth Securities	A, B & C	Templeton Growth Securities Fund — Class 2

J.P. Morgan Insurance Trust:
Intrepid Growth	D	Intrepid Growth Portfolio — Class 1
Intrepid Mid Cap	D	Intrepid Mid Cap Portfolio — Class 1
Mid Cap Growth (3)	D	Mid Cap Growth Portfolio — Class 1 (3)
Mid-Cap Value	A, B & C	Mid Cap Value Portfolio — Class 1
Small Cap Core	A, B & C	Small Cap Core Portfolio — Class 1
Small Cap Core — CL2	D	Small Cap Core Portfolio — Class 2

42

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of
T. Rowe Price Equity Series, Inc.:
Equity Income	A, B, C & D	Equity Income Portfolio
Mid-Cap Growth	A, B & C	Mid-Cap Growth Portfolio
New America Growth	A, B, C & D	New America Growth Portfolio
Personal Strategy Balanced	A, B, C & D	Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.:
International Stock	A, B, C & D	International Stock Portfolio

(1)   Formerly Summit Mutual Funds, Inc. — Pinnacle Series. Effective April 30, 2010, the fund group’s name changed.
(2)   Formerly VIF Developing Leaders Portfolio. Effective April 19, 2010, the fund’s name changed.
(3)   Formerly Diversified Mid-Cap Growth Portfolio — Class 1. Effective May 1, 2010, the fund’s name changed.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not chargeable with liabilities arising out of any other business the Company may conduct.
Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each policy year.
Investments
Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.
The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)
At December 31, 2010, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1.
Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

43

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Use of Estimates in the Preparation of Financial Statements
The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.
Amounts Due To/Due From Farm Bureau Life Insurance Company
The amounts due to or from Farm Bureau Life Insurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.
2. Expense Charges and Related Party Transactions
Paid to the Company
The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts (differences in expense charges for the various products are identified).
Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of Products A, B and C. Product D assesses a monthly risk charge at a rate of 0.12% based on the accumulated value of the policy for the first ten policy years, then 0.03% monthly thereafter. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.
Premium Expense Charge: Product A premiums are reduced by a 7% charge. (For Product A policies purchased prior to May 1, 2005, premiums are reduced by a 7% charge up to the threshold premium and 2% of each premium in excess of the threshold.) Product B premiums are reduced by a 7% charge up to the minimum initial premium and 2% of each premium in excess of the minimum initial premium. Product C premiums are reduced by a 5% sales charge and a 2% charge for premium taxes. Product D is not assessed a premium expense charge.
Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7, $10, $3 and $10 for Products A, B, C and D, respectively, is deducted monthly for the administration of policies and the Account. (For Product A policies purchased prior to May 1, 2005, a $5 expense charge is deducted monthly for administration of policies and the Account.) The policy expense charge assessed on Product D is deducted monthly for the first ten policy years.
Product B applies an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. Product D applies an additional monthly charge per $1,000 (determined by the Specified Amount and age of the insured) of the Specified Amount or increase in the Specified Amount for the first ten policy years. These charges are for costs associated with underwriting and start-up expenses associated with the policy and the Account.

44

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
2. Expense Charges and Related Party Transactions (continued)
During the first year, Product C charges a rate per $1,000 (determined by the Specified Amount and age of the insured) on a monthly basis. Products A and B charge $.07 and $.10, respectively, for every $1,000 of the Specified Amount or increase in the Specified Amount on a monthly basis for the first year. (For Product A policies purchased prior to May 1, 2005, a $.05 expense is charged per $1,000 of the Specified Amount or increase in the Specified Amount.) An additional first-year monthly policy expense charge of $7 and $10 is deducted on Products A and B, respectively. (For Product A policies purchased prior to May 1, 2005, the first-year monthly policy expense charge is $5.) First-year charges are for costs associated with underwriting and start-up expenses associated with the policy and the Account.
The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.
Other Charges: A transfer charge ($25 on Products B and C and $10 on Products A and D) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. A partial withdrawal fee equal to the lesser of $25 or 2% of the accumulated amount withdrawn is deducted on Product A, B and D policies. Surrender charges imposed on Product C are equal to the lesser of $25 or 2% of the amount surrendered. Surrender charges in the first 6, 10 and 10 policy years for Products A, B and D, respectively, are imposed on amounts surrendered based on variables as described in the Account’s prospectus. Surrender charges are imposed in the event of a partial or full policy surrender or lapse.
Paid to Affiliates
Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio’s average daily net assets as follows: Blue Chip Portfolio — 0.20%, High Grade Bond Portfolio — 0.30%, Managed Portfolio — 0.45%, Money Market Portfolio — 0.25%, Strategic Yield Portfolio — 0.45%, and Value Growth Portfolio — 0.45%. In addition, the 0.25% 12b-1 fee from EquiTrust Variable Insurance Series Fund, Service Class shares is paid to EquiTrust Marketing Services, LLC.
3. Federal Income Taxes
The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

45

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities
The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2010:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A, B and C:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	$21,580	$20,378
Inflation Protection Bond	30,383	38,720
Ultra	76,380	76,415
Value	25,831	130,589
Vista	96,603	100,171

Calvert Variable Products, Inc.:
NASDAQ 100 Index	128,379	156,768
Russell 2000 Small Cap Index	147,590	246,945
S&P MidCap 400 Index	187,216	260,631

Dreyfus Variable Investment Fund:
Appreciation	407,659	101,067
Dreyfus Growth & Income	61,333	54,959
International Equity	936,464	349,311
Opportunistic Small Cap	92,971	85,473

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	31,215	29,885

EquiTrust Variable Insurance Series Fund:
Blue Chip	1,583,784	2,482,926
High Grade Bond	853,267	941,856
Managed	1,318,019	3,013,381
Money Market	405,836	698,796
Strategic Yield	949,796	1,074,875
Value Growth	912,942	2,577,421

Fidelity® Variable Insurance Products Funds:
Contrafund	741,524	1,382,186
Growth	490,507	826,836
Fidelity Growth & Income	212,943	398,542
High Income — SC2	207,812	132,574
Index 500	765,999	721,642
Mid-Cap — SC2	267,937	400,225
Overseas	222,295	374,267

46

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A, B and C (continued):

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	$238,056	$303,534
Franklin Small Cap Value Securities	383,581	346,322
Franklin Small-Mid Cap Growth Securities	106,594	170,030
Franklin U.S. Government	659,692	257,487
Mutual Shares Securities	129,852	196,479
Templeton Growth Securities	247,964	523,979

J.P. Morgan Insurance Trust:
Mid-Cap Value	144,149	224,816
Small Cap Core	95,192	99,370

T. Rowe Price Equity Series, Inc.:
Equity Income	507,649	330,770
Mid-Cap Growth	650,805	894,392
New America Growth	440,074	537,181
Personal Strategy Balanced	414,139	736,292

T. Rowe Price International Series, Inc.:
International Stock	134,748	211,789

Product D:

Calvert Variable Products, Inc.:
EAFE International Index — F	$233,446	$56,821
NASDAQ 100 Index	61,664	25,044
Russell 2000 Small Cap Index — F	13,177	3,325
S&P MidCap 400 Index — F	20,202	8,393

Columbia Funds Variable Insurance Trust:
International	4,435	895
Mid Cap Value B	151,533	18,603
Small Cap Value B	2,947	1,125
Small Co. Growth B	68,603	16,327

47

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product D (continued):

DWS Variable Series I:
Global Opportunities	$6,180	$1,597

DWS Variable Series II:
Global Thematic	170,915	42,179

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC	128,003	35,467
High Grade Bond — SC	322,004	78,714
Managed — SC	24,465	6,304
Money Market — SC	4,876	7,898
Strategic Yield — SC	29,461	16,407
Value Growth — SC	23,862	10,406

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2	59,830	10,960
Growth — SC2	7,372	2,420
High Income — SC2	5,617	1,392
Index 500 — SC2	13,285	3,719
Mid-Cap — SC2	65,171	39,068
Fidelity Real Estate — SC2	83,561	49,814

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	105,805	36,005
Franklin U.S. Government	96,469	27,105
Mutual Shares Securities	12,694	2,597
Templeton Global Bond Securities	18,199	3,679

J.P. Morgan Insurance Trust:
Intrepid Growth	141,480	38,977
Intrepid Mid Cap	1,592	897
Mid Cap Growth	8,570	3,083
Small Cap Core — CL2	19,284	11,156

48

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product D (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income	$219,707	$108,257
New America Growth	25,044	27,980
Personal Strategy Balanced	9,563	1,604

T. Rowe Price International Series, Inc.:
International Stock	15,504	1,375
5. Summary of Changes from Unit Transactions
Transactions in units of each subaccount were as follows for the years ended December 31, 2010 and 2009:

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A, B and C:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	1,673	1,694	(21)	2,925	1,659	1,266
Inflation Protection Bond	2,283	3,093	(810)	3,635	11,489	(7,854)
Ultra	6,852	6,797	55	9,832	4,298	5,534
Value	2,401	14,167	(11,766)	5,311	3,496	1,815
Vista	7,162	6,689	473	9,423	11,963	(2,540)

Calvert Variable Products, Inc.:
NASDAQ 100 Index	8,204	9,370	(1,166)	17,130	18,183	(1,053)
Russell 2000 Small Cap Index	8,948	14,909	(5,961)	25,650	20,695	4,955
S&P MidCap 400 Index	9,918	14,031	(4,113)	18,005	13,544	4,461

Dreyfus Variable Investment Fund:
Appreciation	33,233	7,676	25,557	19,399	35,533	(16,134)
Dreyfus Growth & Income	5,322	4,851	471	8,663	9,189	(526)
International Equity	51,893	18,620	33,273	74,082	37,541	36,541
Opportunistic Small Cap	8,544	7,851	693	14,830	7,612	7,218

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	3,040	2,810	230	4,217	1,496	2,721

49

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A, B and C (continued):

EquiTrust Variable Insurance Series Fund:
Blue Chip	17,192	50,900	(33,708)	30,788	53,684	(22,896)
High Grade Bond	12,141	24,621	(12,480)	44,684	40,797	3,887
Managed	9,046	61,195	(52,149)	10,506	73,123	(62,617)
Money Market	23,912	40,464	(16,552)	51,655	46,835	4,820
Strategic Yield	5,196	22,340	(17,144)	8,615	32,458	(23,843)
Value Growth	16,971	82,587	(65,616)	27,195	78,897	(51,702)

Fidelity® Variable Insurance Products Funds:
Contrafund	39,009	89,519	(50,510)	81,562	112,396	(30,834)
Growth	50,856	87,634	(36,778)	87,676	80,675	7,001
Fidelity Growth & Income	19,745	39,181	(19,436)	30,508	31,960	(1,452)
High Income — SC2	6,337	6,617	(280)	10,585	5,980	4,605
Index 500	40,978	68,682	(27,704)	71,450	59,730	11,720
Mid-Cap — SC2	11,658	17,150	(5,492)	18,767	17,240	1,527
Overseas	14,178	29,376	(15,198)	19,884	27,117	(7,233)

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	14,540	22,448	(7,908)	30,473	12,697	17,776
Franklin Small Cap Value Securities	18,478	16,767	1,711	49,455	13,918	35,537
Franklin Small-Mid Cap Growth Securities	8,389	12,757	(4,368)	29,958	63,729	(33,771)
Franklin U.S. Government	39,634	16,352	23,282	49,137	52,692	(3,555)
Mutual Shares Securities	8,282	14,072	(5,790)	10,798	10,170	628
Templeton Growth Securities	17,201	40,872	(23,671)	85,615	21,828	63,787

J.P. Morgan Insurance Trust:
Mid-Cap Value	6,658	11,520	(4,862)	12,103	12,922	(819)
Small Cap Core	6,664	6,385	279	17,271	28,641	(11,370)

T. Rowe Price Equity Series, Inc.:
Equity Income	32,126	22,624	9,502	78,981	90,236	(11,255)
Mid-Cap Growth	8,312	40,619	(32,307)	16,864	38,206	(21,342)
New America Growth	31,269	49,198	(17,929)	154,567	49,434	105,133
Personal Strategy Balanced	15,014	43,739	(28,725)	23,108	48,192	(25,084)

T. Rowe Price International Series, Inc.:
International Stock	9,852	17,386	(7,534)	17,965	14,227	3,738

50

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product D:

Calvert Variable Products, Inc.:
EAFE International Index — F	26,497	6,776	19,721	31,379	8,660	22,719
NASDAQ 100 Index	5,708	2,466	3,242	2,387	344	2,043
Russell 2000 Small Cap Index — F	1,438	334	1,104	3,050	1,063	1,987
S&P MidCap 400 Index — F	2,090	826	1,264	881	140	741

Columbia Funds Variable Insurance Trust:
International	441	97	344	299	30	269
Mid Cap Value B	16,439	2,007	14,432	5,710	3,073	2,637
Small Cap Value B	286	112	174	697	502	195
Small Co. Growth B	7,778	1,795	5,983	9,331	878	8,453

DWS Variable Series I:
Global Opportunities	616	165	451	541	151	390

DWS Variable Series II:
Global Thematic	19,258	4,881	14,377	21,134	5,661	15,473

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC	13,138	3,743	9,395	16,318	2,506	13,812
High Grade Bond — SC	25,769	6,666	19,103	30,450	9,875	20,575
Managed — SC	2,297	605	1,692	4,993	4,240	753
Money Market — SC	484	785	(301)	964	305	659
Strategic Yield — SC	2,189	1,367	822	4,057	1,563	2,494
Value Growth — SC	2,457	1,101	1,356	4,286	2,322	1,964

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2	5,992	1,101	4,891	7,776	1,975	5,801
Growth — SC2	852	277	575	1,005	295	710
High Income — SC2	419	120	299	632	145	487
Index 500 — SC2	1,325	387	938	3,452	3,011	441
Mid-Cap — SC2	6,470	4,024	2,446	11,022	3,139	7,883
Fidelity Real Estate — SC2	8,619	5,290	3,329	15,136	4,841	10,295

51

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2010			2009
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product D (continued):

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	10,728	3,743	6,985	14,277	3,884	10,393
Franklin U.S. Government	8,077	2,379	5,698	9,755	2,362	7,393
Mutual Shares Securities	1,306	272	1,034	1,648	475	1,173
Templeton Global Bond Securities	1,358	275	1,083	1,061	285	776

J.P. Morgan Insurance Trust:
Intrepid Growth	14,759	4,157	10,602	19,289	4,013	15,276
Intrepid Mid Cap	97	58	39	114	53	61
Mid Cap Growth	930	327	603	5,353	7,144	(1,791)
Small Cap Core — CL2	2,021	1,151	870	1,145	422	723

T. Rowe Price Equity Series, Inc.:
Equity Income	21,916	11,296	10,620	32,462	7,039	25,423
New America Growth	2,403	2,625	(222)	3,588	1,448	2,140
Personal Strategy Balanced	896	152	744	464	139	325

T. Rowe Price International Series, Inc.:
International Stock	1,606	146	1,460	789	121	668
6. Unit Values
The following summarizes units outstanding, unit values, and net assets at December 31, 2010, 2009, 2008, 2007 and 2006, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value:
2010	8,460	$12.90	$109,148	2.27%	0.90%	18.13%
2009	8,481	10.92	92,581	3.83	0.90	28.77
2008	7,215	8.48	61,155	0.09	0.90	(24.96)
2007	5,710	11.30	64,547	0.93	0.90	(3.25)
2006 (4)	270	11.68	3,156	1.79	0.90	16.80

52

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

American Century Variable Portfolios, Inc. (continued):
Inflation Protection Bond:
2010	11,581	$12.41	$143,667	1.84%	0.90%	4.46%
2009	12,391	11.88	147,203	1.92	0.90	9.49
2008	20,245	10.85	219,686	4.97	0.90	(2.16)
2007	10,199	11.09	113,123	3.81	0.90	8.73
2006 (4)	343	10.20	3,504	1.95	0.90	2.00
Ultra:
2010	62,073	12.06	748,701	0.51	0.90	15.08
2009	62,018	10.48	650,239	0.27	0.90	33.16
2008	56,484	7.87	444,314	—	0.90	(41.96)
2007	51,303	13.56	695,897	—	0.90	19.89
2006	51,931	11.31	587,318	—	0.90	(4.15)
Value:
2010	13,262	10.31	136,760	1.91	0.90	12.43
2009	25,028	9.17	229,611	5.45	0.90	18.78
2008	23,213	7.72	179,262	2.36	0.90	(27.44)
2007	21,344	10.64	227,139	0.60	0.90	(6.01)
2006 (4)	240	11.32	2,718	—	0.90	13.20
Vista:
2010	78,282	15.85	1,240,506	—	0.90	22.77
2009	77,809	12.91	1,004,312	—	0.90	21.45
2008	80,349	10.63	854,424	—	0.90	(49.11)
2007	68,559	20.89	1,431,907	—	0.90	38.53
2006	60,501	15.08	912,101	—	0.90	8.10

Calvert Variable Products, Inc. (6):
NASDAQ 100 Index:
2010	90,108	17.59	1,584,927	0.20	0.90	18.53
2009	91,274	14.84	1,354,378	0.09	0.90	52.21
2008	92,327	9.75	900,404	0.05	0.90	(42.44)
2007	87,135	16.94	1,475,837	1.16	0.90	17.48
2006	85,244	14.42	1,229,333	0.12	0.90	5.72
Russell 2000 Small Cap Index:
2010	130,354	17.82	2,323,067	0.55	0.90	24.96
2009	136,315	14.26	1,944,128	0.64	0.90	25.09
2008	131,360	11.40	1,497,865	2.01	0.90	(34.56)
2007	120,337	17.42	2,096,570	0.59	0.90	(3.11)
2006	106,979	17.98	1,923,004	0.57	0.90	16.60

53

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

Calvert Variable Products, Inc.(continued) (6):
S&P MidCap 400 Index:
2010	137,837	$19.67	$2,711,193	0.78%	0.90%	24.89%
2009	141,950	15.75	2,236,264	0.97	0.90	35.08
2008	137,489	11.66	1,602,439	2.17	0.90	(37.18)
2007	132,626	18.56	2,461,373	0.85	0.90	6.42
2006	123,900	17.44	2,160,631	0.74	0.90	8.73

Dreyfus Variable Investment Fund:
Appreciation:
2010	114,458	13.28	1,520,091	1.80	0.90	14.29
2009	88,901	11.62	1,033,111	2.79	0.90	21.42
2008	105,035	9.57	1,004,888	1.83	0.90	(30.15)
2007	78,739	13.70	1,078,980	1.22	0.90	6.12
2006	42,540	12.91	549,032	1.36	0.90	15.47
Dreyfus Growth & Income:
2010	46,743	11.74	548,569	1.22	0.90	17.64
2009	46,272	9.98	461,992	1.34	0.90	27.62
2008	46,798	7.82	366,073	0.68	0.90	(40.98)
2007	42,479	13.25	562,704	0.77	0.90	7.46
2006	38,961	12.33	480,207	0.80	0.90	13.54
International Equity:
2010	225,443	19.35	4,362,991	1.54	0.90	9.01
2009	192,170	17.75	3,410,690	3.54	0.90	24.13
2008	155,629	14.30	2,224,761	1.70	0.90	(42.73)
2007	112,740	24.97	2,814,673	1.37	0.90	16.09
2006	59,848	21.51	1,287,233	0.60	0.90	22.22
Opportunistic Small Cap (7):
2010	85,029	12.14	1,032,489	0.73	0.90	29.98
2009	84,336	9.34	787,898	1.58	0.90	24.87
2008	77,118	7.48	576,767	0.87	0.90	(38.13)
2007	71,424	12.09	863,691	0.74	0.90	(11.88)
2006	64,730	13.72	888,088	0.38	0.90	2.85

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth:
2010	26,920	10.92	294,062	0.64	0.90	13.51
2009	26,690	9.62	256,841	0.62	0.90	32.14
2008	23,969	7.28	174,405	0.42	0.90	(35.12)
2007	22,873	11.22	256,702	0.26	0.90	6.55
2006	22,715	10.53	239,298	—	0.90	7.89

54

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

EquiTrust Variable Insurance Series Fund:
Blue Chip:
2010	870,493	$45.78	$39,852,190	2.27%	0.90%	10.29%
2009	904,201	41.51	37,537,648	3.15	0.90	16.90
2008	927,097	35.51	32,923,670	2.40	0.90	(30.94)
2007	949,371	51.42	48,820,454	1.87	0.90	5.52
2006	968,618	48.73	47,198,925	1.91	0.90	16.38
High Grade Bond:
2010	322,765	34.78	11,225,137	3.91	0.90	7.15
2009	335,245	32.46	10,882,151	4.74	0.90	10.90
2008	331,358	29.27	9,698,058	4.99	0.90	(2.43)
2007	334,899	30.00	10,048,358	5.29	0.90	4.53
2006	332,846	28.70	9,552,972	5.07	0.90	3.84
Managed:
2010	830,464	47.88	39,766,370	2.46	0.90	14.03
2009	882,613	41.99	37,065,010	3.29	0.90	17.36
2008	945,230	35.78	33,821,474	3.87	0.90	(20.67)
2007	1,006,621	45.10	45,394,311	2.77	0.90	4.93
2006	1,045,031	42.98	44,915,975	2.30	0.90	11.00
Money Market:
2010	90,937	16.85	1,532,429	0.12	0.90	(0.77)
2009	107,489	16.98	1,825,389	0.11	0.90	(0.82)
2008	102,669	17.12	1,757,205	1.90	0.90	1.00
2007	102,942	16.95	1,744,463	4.58	0.90	3.80
2006	76,425	16.33	1,247,961	4.34	0.90	3.49
Strategic Yield:
2010	295,609	44.23	13,075,649	5.57	0.90	9.94
2009	312,753	40.23	12,583,612	6.40	0.90	23.33
2008	336,596	32.62	10,979,808	6.28	0.90	(11.89)
2007	342,795	37.02	12,689,281	6.26	0.90	2.63
2006	345,792	36.07	12,471,844	6.03	0.90	5.84
Value Growth:
2010	1,131,325	30.81	34,860,566	1.35	0.90	13.31
2009	1,196,941	27.19	32,543,275	2.05	0.90	25.42
2008	1,248,643	21.68	27,065,626	2.56	0.90	(30.93)
2007	1,302,246	31.39	40,872,097	1.73	0.90	4.32
2006	1,355,832	30.09	40,790,642	1.36	0.90	11.12

55

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

Fidelity® Variable Insurance Products Funds:
Contrafund:
2010	982,802	$16.00	$15,724,151	1.25%	0.90%	16.19%
2009	1,033,312	13.77	14,231,821	1.43	0.90	34.47
2008	1,064,146	10.24	10,896,605	1.04	0.90	(43.02)
2007	1,003,202	17.97	18,032,014	1.00	0.90	16.54
2006	924,561	15.42	14,259,232	1.32	0.90	10.70
Growth:
2010	1,415,760	9.57	13,549,603	0.28	0.90	23.01
2009	1,452,538	7.78	11,296,566	0.46	0.90	27.12
2008	1,445,537	6.12	8,841,760	0.85	0.90	(47.60)
2007	1,444,591	11.68	16,877,243	0.82	0.90	25.86
2006	1,492,277	9.28	13,854,617	0.38	0.90	5.82
Fidelity Growth & Income:
2010	441,954	10.29	4,549,585	0.72	0.90	13.83
2009	461,390	9.04	4,172,344	1.13	0.90	26.08
2008	462,842	7.17	3,319,883	1.25	0.90	(42.27)
2007	466,891	12.42	5,796,602	1.86	0.90	11.19
2006	490,440	11.17	5,479,451	0.87	0.90	12.15
High Income — SC2:
2010	64,323	19.50	1,254,139	7.77	0.90	12.65
2009	64,603	17.31	1,118,025	8.47	0.90	42.24
2008	59,998	12.17	730,173	9.22	0.90	(25.84)
2007	53,826	16.41	883,028	8.96	0.90	1.67
2006	45,381	16.14	732,596	8.88	0.90	10.02
Index 500:
2010	1,090,124	10.16	11,078,485	1.98	0.90	13.90
2009	1,117,828	8.92	9,965,870	2.65	0.90	25.46
2008	1,106,108	7.11	7,858,944	2.25	0.90	(37.52)
2007	1,098,646	11.38	12,502,295	3.59	0.90	4.50
2006	1,095,983	10.89	11,935,434	1.66	0.90	14.75
Mid-Cap — SC2:
2010	179,058	25.06	4,486,412	0.12	0.90	27.47
2009	184,550	19.66	3,628,879	0.47	0.90	38.45
2008	183,023	14.20	2,598,168	0.24	0.90	(40.13)
2007	175,140	23.72	4,154,045	0.49	0.90	14.31
2006	153,066	20.75	3,175,958	0.14	0.90	11.44

56

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

Fidelity® Variable Insurance Products Funds (continued):
Overseas:
2010	306,181	$13.09	$4,007,221	1.42%	0.90%	12.07%
2009	321,379	11.68	3,752,302	2.22	0.90	25.46
2008	328,612	9.31	3,059,463	2.73	0.90	(44.32)
2007	323,436	16.72	5,407,364	3.35	0.90	16.27
2006	322,014	14.38	4,630,115	0.81	0.90	17.01

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2010	149,943	14.23	2,133,515	2.83	0.90	19.88
2009	157,851	11.87	1,873,380	12.72	0.90	17.99
2008	140,075	10.06	1,408,500	1.02	0.90	(42.87)
2007	133,589	17.61	2,352,897	2.33	0.90	(21.59)
2006	120,095	22.46	2,697,205	2.06	0.90	19.53
Franklin Small Cap Value Securities:
2010	148,714	23.18	3,447,745	0.75	0.90	27.08
2009	147,003	18.24	2,681,985	1.76	0.90	28.00
2008	111,466	14.25	1,588,738	1.15	0.90	(33.63)
2007	90,912	21.47	1,951,855	0.64	0.90	(3.24)
2006	63,113	22.19	1,400,626	0.61	0.90	15.94
Franklin Small-Mid Cap Growth Securities:
2010	104,981	14.94	1,568,876	—	0.90	26.40
2009	109,349	11.82	1,292,003	—	0.90	42.41
2008	143,120	8.30	1,188,318	—	0.90	(43.03)
2007	111,120	14.57	1,618,956	—	0.90	10.21
2006	71,208	13.22	941,023	—	0.90	7.74
Franklin U.S. Government:
2010	245,522	14.10	3,461,809	3.22	0.90	4.37
2009	222,240	13.51	3,003,000	3.78	0.90	2.19
2008	225,795	13.22	2,986,033	4.99	0.90	6.61
2007	180,774	12.40	2,242,028	4.42	0.90	5.62
2006	105,728	11.74	1,241,112	4.22	0.90	3.07
Mutual Shares Securities:
2010	92,347	14.33	1,322,912	1.55	0.90	10.23
2009	98,137	13.00	1,275,770	1.99	0.90	24.88
2008	97,509	10.41	1,014,662	3.16	0.90	(37.66)
2007	85,533	16.70	1,428,077	1.45	0.90	2.58
2006	61,781	16.28	1,005,851	1.34	0.90	17.29

57

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

Franklin Templeton Variable Insurance Products Trust (continued):
Templeton Growth Securities:
2010	134,493	$14.04	$1,888,034	1.27%	0.90%	6.44%
2009	158,164	13.19	2,086,253	3.61	0.90	29.95
2008	94,377	10.15	958,042	1.77	0.90	(42.85)
2007	82,601	17.76	1,467,054	1.34	0.90	1.43
2006	62,626	17.51	1,096,583	1.31	0.90	20.76

J.P. Morgan Insurance Trust:
Mid-Cap Value:
2010	86,551	21.16	1,831,045	1.20	0.90	22.38
2009	91,413	17.29	1,580,637	2.29	0.90	25.56
2008	92,232	13.77	1,270,240	1.09	0.90	(33.83)
2007	87,903	20.81	1,828,850	0.86	0.90	1.56
2006	71,796	20.49	1,471,162	0.56	0.90	15.83
Small Cap Core:
2010	77,416	16.45	1,273,858	—	0.90	25.96
2009	77,137	13.06	1,007,441	0.82	0.90	21.49
2008	88,507	10.75	951,530	0.19	0.90	(32.60)
2007	75,031	15.95	1,196,656	0.01	0.90	(6.51)
2006	57,765	17.06	985,504	—	0.90	13.96

T. Rowe Price Equity Series, Inc.:
Equity Income:
2010	392,261	14.11	5,536,369	1.93	0.90	13.97
2009	382,759	12.38	4,739,367	2.00	0.90	24.42
2008	394,014	9.95	3,919,206	2.44	0.90	(36.66)
2007	317,037	15.71	4,980,541	1.81	0.90	2.35
2006	213,463	15.35	3,276,787	1.69	0.90	17.90
Mid-Cap Growth:
2010	407,595	23.58	9,611,787	—	0.90	26.98
2009	439,902	18.57	8,170,080	—	0.90	44.29
2008	461,244	12.87	5,934,147	—	0.90	(40.28)
2007	480,059	21.55	10,345,209	0.22	0.90	16.49
2006	507,003	18.50	9,380,691	—	0.90	5.65
New America Growth:
2010	494,219	11.60	5,732,307	0.20	0.90	18.61
2009	512,148	9.78	5,009,619	—	0.90	48.41
2008	407,015	6.59	2,682,042	—	0.90	(38.81)
2007	407,378	10.77	4,386,181	—	0.90	12.77
2006	413,615	9.55	3,949,258	0.05	0.90	6.35

58

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A, B and C (continued):

T. Rowe Price Equity Series, Inc. (continued):
Personal Strategy Balanced:
2010	485,920	$16.80	$8,165,783	2.35%	0.90%	12.68%
2009	514,645	14.91	7,674,400	2.18	0.90	30.90
2008	539,729	11.39	6,146,179	2.46	0.90	(30.51)
2007	534,817	16.39	8,764,347	2.21	0.90	6.64
2006	522,373	15.37	8,026,653	2.11	0.90	10.89

T. Rowe Price International Series, Inc.:
International Stock:
2010	186,284	12.38	2,306,412	0.94	0.90	13.37
2009	193,818	10.92	2,115,624	2.81	0.90	51.04
2008	190,080	7.23	1,373,653	2.04	0.90	(49.16)
2007	192,541	14.22	2,737,225	1.46	0.90	12.06
2006	188,593	12.69	2,393,221	1.24	0.90	18.05

Product D:

Calvert Variable Products, Inc. (6):
EAFE International Index — F:
2010	52,400	9.47	496,314	1.72	—	6.52
2009	32,679	8.89	290,627	1.45	—	27.55
2008 (5)	9,960	6.97	69,472	1.36	—	(30.30)
NASDAQ 100 Index:
2010	5,317	12.38	65,843	0.29	—	19.61
2009	2,075	10.35	21,488	0.25	—	53.56
2008 (5)	32	6.74	219	—	—	(32.60)
Russell 2000 Small Cap Index — F:
2010	3,184	11.07	35,255	0.38	—	25.80
2009	2,080	8.80	18,308	0.47	—	25.89
2008 (5)	93	6.99	648	3.90	—	(30.10)
S&P MidCap 400 Index — F:
2010	2,058	11.74	24,164	0.50	—	25.70
2009	794	9.34	7,419	0.98	—	36.15
2008 (5)	53	6.86	365	3.17	—	(31.40)

59

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product D (continued):

Columbia Funds Variable Insurance Trust:
International:
2010	640	$10.33	$6,615	3.74%	—%	8.85%
2009	296	9.49	2,812	0.54	—	30.36
2008 (5)	27	7.28	198	—	—	(27.20)
Mid Cap Value B:
2010	19,363	10.69	207,090	1.28	—	22.87
2009	4,931	8.70	42,892	1.29	—	31.62
2008 (5)	2,294	6.61	15,153	—	—	(33.90)
Small Cap Value B:
2010	768	11.68	8,967	1.05	—	26.54
2009	594	9.23	5,486	0.90	—	24.90
2008 (5)	399	7.39	2,950	—	—	(26.10)
Small Co. Growth B:
2010	15,280	10.64	162,558	—	—	28.04
2009	9,297	8.31	77,251	—	—	25.34
2008 (5)	844	6.63	5,600	—	—	(33.70)
DWS Variable Series I:
Global Opportunities:
2010	915	11.37	10,401	0.33	—	26.61
2009	464	8.98	4,166	1.40	—	48.18
2008 (5)	74	6.06	445	—	—	(39.40)

DWS Variable Series II:
Global Thematic:
2010	37,107	9.92	368,222	0.84	—	13.63
2009	22,730	8.73	198,454	1.11	—	43.82
2008 (5)	7,257	6.07	44,057	—	—	(39.30)

EquiTrust Variable Insurance Series Fund:
Blue Chip — SC:
2010	26,568	10.44	277,398	0.95	—	10.95
2009	17,173	9.41	161,536	0.29	—	17.63
2008 (5)	3,361	8.00	26,875	—	—	(20.00)
High Grade Bond — SC:
2010	51,491	12.07	621,603	3.64	—	7.86
2009	32,388	11.19	362,553	4.40	—	11.57
2008 (5)	11,813	10.03	118,463	2.74	—	0.30

60

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product D (continued):

EquiTrust Variable Insurance Series Fund (continued):
Managed — SC:
2010	5,097	$11.35	$57,843	1.42%	—%	14.76%
2009	3,405	9.89	33,663	0.55	—	18.16
2008 (5)	2,652	8.37	22,199	—	—	(16.30)
Money Market — SC:
2010	777	10.07	7,821	0.12	—	0.10
2009	1,078	10.06	10,843	0.11	—	0.10
2008 (5)	419	10.05	4,211	0.49	—	0.50
Strategic Yield — SC:
2010	5,251	12.46	65,448	5.32	—	10.66
2009	4,429	11.26	49,890	6.00	—	24.15
2008 (5)	1,935	9.07	17,553	3.84	—	(9.30)
Value Growth — SC:
2010	5,197	10.88	56,558	0.54	—	14.05
2009	3,841	9.54	36,645	0.39	—	26.19
2008 (5)	1,877	7.56	14,186	—	—	(24.40)

Fidelity® Variable Insurance Products Funds:
Contrafund — SC2:
2010	12,999	11.09	144,169	1.19	—	16.86
2009	8,108	9.49	76,908	1.60	—	35.57
2008 (5)	2,307	7.00	16,151	4.39	—	(30.00)
Growth — SC2:
2010	1,647	10.07	16,593	0.04	—	23.86
2009	1,072	8.13	8,717	0.28	—	27.83
2008 (5)	362	6.36	2,303	3.63	—	(36.40)
High Income — SC2:
2010	887	12.29	10,906	9.26	—	13.69
2009	588	10.81	6,355	13.94	—	43.37
2008 (5)	101	7.54	761	30.37	—	(24.60)
Index 500 — SC2:
2010	4,039	10.39	41,984	1.94	—	14.68
2009	3,101	9.06	28,098	2.59	—	26.36
2008 (5)	2,660	7.17	19,079	11.49	—	(28.30)

61

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product D (continued):

Fidelity® Variable Insurance Products Funds (continued):
Mid-Cap — SC2:
2010	13,607	$11.81	$160,724	0.14%	—%	28.51%
2009	11,161	9.19	102,532	0.60	—	39.88
2008 (5)	3,278	6.57	21,552	0.55	—	(34.30)
Fidelity Real Estate — SC2:
2010	18,851	10.92	205,768	1.43	—	30.15
2009	15,522	8.39	130,244	3.52	—	37.32
2008 (5)	5,227	6.11	31,921	15.20	—	(38.90)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities:
2010	22,003	11.59	254,922	0.73	—	28.21
2009	15,018	9.04	135,704	1.48	—	29.14
2008 (5)	4,625	7.00	32,356	—	—	(30.00)
Franklin U.S. Government:
2010	15,418	11.55	178,047	3.23	—	5.29
2009	9,720	10.97	106,607	4.01	—	3.10
2008 (5)	2,327	10.64	24,758	—	—	6.40
Mutual Shares Securities:
2010	2,861	10.23	29,264	1.70	—	11.20
2009	1,827	9.20	16,807	2.30	—	26.03
2008 (5)	654	7.30	4,772	0.83	—	(27.00)
Templeton Global Bond Securities:
2010	2,518	13.98	35,210	1.46	—	14.40
2009	1,435	12.22	17,532	11.79	—	18.64
2008 (5)	659	10.30	6,786	—	—	3.00

J.P. Morgan Insurance Trust:
Intrepid Growth:
2010	30,626	10.75	329,321	0.86	—	16.09
2009	20,024	9.26	185,465	0.49	—	34.20
2008 (5)	4,748	6.90	32,738	—	—	(31.00)

62

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product D (continued):

J.P. Morgan Insurance Trust (continued):
Intrepid Mid Cap:
2010	379	$17.32	$6,558	1.35%	—%	19.53%
2009	340	14.49	4,927	1.51	—	35.67
2008 (5)	279	10.68	2,982	—	—	6.80
Mid Cap Growth (8):
2010	1,979	11.15	22,067	—	—	25.56
2009	1,376	8.88	12,217	—	—	43.00
2008 (5)	3,167	6.21	19,658	—	—	(37.90)
Small Cap Core — CL2:
2010	2,277	11.58	26,358	—	—	26.97
2009	1,407	9.12	12,837	0.82	—	28.27
2008 (5)	684	7.11	4,865	0.11	—	(28.90)

T. Rowe Price Equity Series, Inc.:
Equity Income:
2010	44,821	10.81	484,325	2.00	—	15.12
2009	34,201	9.39	321,309	2.16	—	25.53
2008 (5)	8,778	7.48	65,654	3.37	—	(25.20)
New America Growth:
2010	2,608	12.22	31,857	0.21	—	19.69
2009	2,830	10.21	28,896	—	—	49.71
2008 (5)	690	6.82	4,705	—	—	(31.80)
Personal Strategy Balanced:
2010	1,626	11.42	18,570	2.51	—	13.75
2009	882	10.04	8,861	2.21	—	32.11
2008 (5)	557	7.60	4,233	4.01	—	(24.00)

T. Rowe Price International Series, Inc.:
International Stock:
2010	2,214	10.52	23,276	1.31	—	14.47
2009	754	9.19	6,931	4.17	—	52.40
2008 (5)	86	6.03	516	7.14	—	(39.70)

63

Farm Bureau Life Variable Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)	Subaccount commenced operations on May 1, 2006.

(5)	Subaccount commenced operations on June 6, 2008.

(6)	Formerly Summit Mutual Funds, Inc. — Pinnacle Series. Effective April 30, 2010, the fund group’s name changed.

(7)	Formerly Developing Leaders. Effective April 19, 2010, the fund’s name changed.

(8)	Formerly Diversified Mid-Cap Growth. Effective May 1, 2010, the fund’s name changed.
7. Subsequent Events
The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued, which would require recognition or disclosure.

64

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ON CONSOLIDATED FINANCIAL STATEMENTS
The Board of Directors and Stockholder

Farm Bureau Life Insurance Company
We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, effective July 1, 2010, the Company changed its method of accounting with respect to certain investments with embedded credit derivatives and effective January 1, 2009, the Company changed its method of accounting for other-than-temporary impairments.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 29, 2011

3

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(Dollars in thousands, except per share data)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities — available for sale, at fair value (amortized cost: 2010 — $4,746,705; 2009 — $4,246,962)	$4,848,532	$4,112,712
Equity securities — available for sale, at fair value (cost: 2010 — $53,559; 2009 — $43,021)	54,831	41,719
Mortgage loans	552,348	559,945
Derivative instruments	329	538
Real estate	8,265	9,282
Policy loans	169,105	167,603
Other long-term investments	132	1,882
Short-term investments	166,352	93,789

Total investments	5,799,894	4,987,470

Cash and cash equivalents	906	8,646
Securities and indebtedness of related parties	42,415	33,718
Accrued investment income	61,921	56,053
Reinsurance recoverable	94,261	94,177
Deferred policy acquisition costs	435,658	489,318
Deferred sales inducements	9,780	9,543
Value of insurance in force acquired	27,706	38,781
Current income taxes recoverable	13,294	—
Other assets	30,753	30,418
Assets held in separate accounts	675,586	630,094

Total assets	$7,192,174	$6,378,218

4

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in thousands, except per share data)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Liabilities:
Future policy benefits:
Interest sensitive and index products	$3,448,362	$3,003,971
Traditional life insurance and accident and health products	1,362,214	1,318,672
Other policy claims and benefits	46,656	45,761
Supplementary contracts without life contingencies	353,507	353,421
Advance premiums and other deposits	188,570	178,757
Amounts payable to affiliates	732	953
Current income taxes	—	6,984
Deferred income taxes	120,924	43,489
Other liabilities	76,413	56,068
Liabilities related to separate accounts	675,586	630,094

Total liabilities	6,272,964	5,638,170

Stockholder’s equity:
Farm Bureau Life Insurance Company stockholder’s equity:
Preferred stock, 7 1/2% cumulative, par value $50.00 per share - authorized 6,000 shares	—	—
Common stock, par value $50.00 per share — authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,195	171,195
Accumulated other comprehensive income (loss)	34,925	(70,942)
Retained earnings	710,549	637,256

Total Farm Bureau Life Insurance Company stockholder’s equity	919,169	740,009
Noncontrolling interest	41	39

Total stockholder’s equity	919,210	740,048

Total liabilities and stockholder’s equity	$7,192,174	$6,378,218

See accompanying notes.

5

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Interest sensitive and index product charges	$90,258	$85,517	$84,187
Traditional life insurance premiums	161,999	153,282	145,792
Net investment income	322,662	303,754	293,132
Derivative loss	(746)	(1,220)	(6,510)
Net realized capital gains on sales of investments	21,010	8,104	4,058

Total other-than-temporary impairment losses	(30,279)	(61,068)	(72,055)
Non-credit portion in other comprehensive income/loss	20,543	22,660	—

Net impairment loss recognized in earnings	(9,736)	(38,408)	(72,055)

Other income	2,731	2,592	3,142

Total revenues	588,178	513,621	451,746

Benefits and expenses:
Interest sensitive and index product benefits	175,454	161,183	172,964
Traditional life insurance benefits	137,145	127,416	136,698
Policyholder dividends	17,569	18,814	19,221
Underwriting, acquisition and insurance expenses	116,354	111,489	108,720
Interest expense	3	24	27
Other expenses	413	323	261

Total benefits and expenses	446,938	419,249	437,891

	141,240	94,372	13,855
Income taxes	(47,093)	(30,414)	(2,598)
Equity income (loss), net of related income taxes	3,458	750	(4)

Net income	97,605	64,708	11,253
Net loss attributable to noncontrolling interest	3	3	1

Net income attributable to Farm Bureau Life Insurance Company	$97,608	$64,711	$11,254

See accompanying notes.

6

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(Dollars in thousands)

	Farm Bureau Life Insurance Company Stockholder’s Equity
			Accumulated
		Additional	Other		Non-	Total
	Common	Paid-In	Comprehensive	Retained	controlling	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Interest	Equity
Balance at January 1, 2008	$2,500	$171,238	$(11,784)	$590,085	$38	$752,077
Change in measurement date of benefit plans	—	—	—	(417)	—	(417)
Comprehensive loss:
Net income for 2008	—	—	—	11,254	(1)	11,253
Change in net unrealized investment gains/losses	—	—	(241,773)	—	—	(241,773)
Change in underfunded status of other postretirement benefit plans	—	—	19	—	—	19

Total comprehensive loss (a)						(230,501)
Adjustment resulting from capital transactions of equity investee	—	(43)	—	—	—	(43)
Dividends to parent	—	—	—	(20,000)	—	(20,000)
Receipts related to noncontrolling interest	—	—	—	—	(1)	(1)

Balance at December 31, 2008	2,500	171,195	(253,538)	580,922	36	501,115
Reclassification of non-credit impairment losses from prior periods	—	—	(6,623)	6,623	—	—
Comprehensive income:
Net income for 2009	—	—	—	64,711	(3)	64,708
Change in net unrealized investment gains/ losses	—	—	203,512	—	—	203,512
Non-credit impairment losses	—	—	(14,303)	—	—	(14,303)
Change in underfunded status of the other postretirement benefit plans	—	—	10	—	—	10

Total comprehensive income (a)						253,927
Dividends to parent	—	—	—	(15,000)	—	(15,000)
Receipts related to noncontrolling interest	—	—	—	—	6	6

Balance at December 31, 2009	2,500	171,195	(70,942)	637,256	39	740,048
Reclassification of embedded credit derivative loss	—	—	4,315	(4,315)	—	—
Comprehensive income:
Net income for 2010	—	—	—	97,608	(3)	97,605
Change in net unrealized investment gains/ losses	—	—	114,601	—	—	114,601
Non-credit impairment losses	—	—	(13,353)	—	—	(13,353)
Change in underfunded status of the other postretirement benefit plans	—	—	304	—	—	304

Total comprehensive income (a)						199,157
Dividends to parent	—	—	—	(20,000)	—	(20,000)
Receipts related to noncontrolling interest	—	—	—	—	5	5

Balance at December 31, 2010	$2,500	$171,195	$34,925	$710,549	$41	$919,210

(a)	Comprehensive income (loss) attributable to Farm Bureau Life Insurance Company was $199,160 for 2010, $253,930 for 2009 and ($230,500) for 2008.
See accompanying notes.

7

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Operating activities
Net income	$97,605	$64,708	$11,253
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited/index credits to account balances, excluding deferred sales inducements	134,498	120,709	131,446
Charges for mortality, surrenders and administration	(85,095)	(80,639)	(77,214)
Net realized (gains) losses on investments	(11,274)	30,304	67,997
Decrease (increase) in fair value of derivatives	(2,315)	(3,628)	4,775
Increase in traditional life and accident and health benefit accruals	43,543	39,521	46,375
Deferral of policy acquisition costs	(59,825)	(54,532)	(54,941)
Amortization of deferred policy acquisition costs, value of insurance in force and deferred sales inducements	46,432	42,347	36,682
Change in reinsurance recoverable	(84)	1,762	(2,567)
Provision for deferred income taxes	22,753	12,286	(14,322)
Other	(23,460)	(952)	(14,359)

Net cash provided by operating activities	162,778	171,886	135,125

Investing activities
Sales, maturities or repayments:
Fixed maturities — available for sale	468,928	542,833	385,303
Equity securities — available for sale	20	88	15,473
Mortgage loans	41,217	48,809	33,609
Derivative instruments	3,869	3,541	73
Policy loans	38,444	36,935	33,941
Securities and indebtedness of related parties	1,535	26	23,420
Other long-term investments	1,725	—	—
Acquisitions:
Fixed maturities — available for sale	(947,101)	(838,574)	(506,332)
Equity securities — available for sale	(10,558)	(4)	(9,155)
Mortgage loans	(33,744)	(63,813)	(69,822)
Derivative instruments	(267)	(311)	(3,023)
Policy loans	(39,946)	(40,537)	(37,660)
Securities and indebtedness of related parties	(3,372)	(12,200)	—
Short-term investments, net change	(72,563)	29,103	(94,232)
Purchases (disposals) of property and equipment, net	(855)	1,865	943

Net cash used in investing activities	(552,668)	(292,239)	(227,462)

8

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(Dollars in thousands)

	Year ended December 31,
	2010	2009	2008
Financing activities
Contract holder account deposits	$778,016	$566,553	$581,602
Contract holder account withdrawals	(375,871)	(426,133)	(466,165)
Receipts related to noncontrolling interests — net	5	6	(1)
Dividends paid to parent	(20,000)	(15,000)	(20,000)

Net cash provided by financing activities	382,150	125,426	95,436

Increase (decrease) in cash and cash equivalents	(7,740)	5,073	3,099
Cash and cash equivalents at beginning of year	8,646	3,573	474

Cash and cash equivalents at end of year	$906	$8,646	$3,573

Supplemental disclosures of cash flow information
Cash paid for income taxes during the year	$46,480	$11,755	$14,134
Non-cash investing activity:
Foreclosure of mortgage loans to real estate	—	6,817	—
Fixed maturities transferred to equity securities	—	—	24,218
See accompanying notes.

9

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010
1) Significant Accounting Policies
Nature of Business
Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.
Consolidation
Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.
Accounting Changes
Effective December 31, 2010, we adopted guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. We are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period are included in the “Investments” section below and in Note 2, “Investment Operations.” Other than the expansion of disclosures, the adoption of this guidance did not have any impact on our consolidated financial statements.
Effective July 1, 2010, we adopted guidance issued by the Financial Accounting Standards Board (FASB), which clarifies the type of embedded credit derivative that is exempt from bifurcation. This guidance requires that the only form of embedded credit derivatives that qualify for the exemption are credit derivatives related to the subordination of one financial instrument to another. For securities no longer exempt under the new guidance, companies may continue to forgo bifurcating the embedded derivatives if they elect, on an instrument-by-instrument basis, and report the security at fair value with changes in fair value reported through the statement of operations. Upon adoption of this guidance, we elected the fair value option for a synthetic collateralized debt obligation security, reclassifying $4.3 million of unrealized loss, net of offsets, from accumulated other comprehensive income (loss) to retained earnings.
Effective January 1, 2010, we adopted guidance issued by the FASB that seeks to improve financial reporting by enterprises involved with variable interest entities (VIEs) by changing the accounting standards for consolidation. This guidance addresses (1) the effects on certain provisions of U.S. generally accepted accounting principles (GAAP) as a result of the elimination of the qualifying special-purpose entity concept, and (2) constituent concerns about the accounting and disclosures that do not always provide timely and useful information about an enterprise’s involvement in a VIE. This guidance identifies the primary beneficiary of a VIE as the enterprise with the power to direct the VIE’s operations and the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. This guidance requires an ongoing assessment of whether an enterprise is the primary beneficiary of the VIE. The adoption of this guidance did not have any impact on our consolidated financial statements.
Effective January 1, 2010, we adopted guidance issued by the FASB which requires expanded disclosures within Note 4, “Fair Value,” of 1) transfers in and out of the Level 1 and 2 categories, 2) the level of disaggregation of assets and liabilities and 3) inputs and valuation techniques. Other than the expanded of disclosures, the adoption of this guidance did not have any impact on our consolidated financial statements.
Effective January 1, 2009, we adopted guidance that specifies criteria for determining whether impairments in debt securities are other than temporary and requires that the non-credit portion of an impairment be recorded in accumulated other comprehensive income (loss) rather than the statements of operations. The guidance also requires additional disclosures relating to other-than-temporary impairments and unrealized losses on investments in interim and annual financial statements. The impact of adoption increased net income by $14.3 million for the year ended December 31, 2009. In addition, the adoption resulted in a reclassification from retained earnings to accumulated other comprehensive income (loss) of $6.6 million for the non-credit portion of other-than-temporary impairments on securities held on January 1, 2009.

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Future Adoption of Recent Accounting Pronouncements
Effective January 1, 2011, we will adopt guidance issued by the FASB which will require expanded disclosures within Note 4, “Fair Value,” of the purchases, sales, issuances and settlements of Level 3 financial instruments. Other than the expansion of disclosures, the adoption of this guidance will not have any impact on our consolidated financial statements.
Effective January 1, 2011, we will adopt guidance issued by the FASB which clarifies that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.
Effective January 1, 2011, we will adopt guidance issued by the FASB which modifies the goodwill impairment test. Testing for goodwill impairment is a two-step test. When a goodwill impairment test is performed, we must assess whether the carrying amount of our reporting unit exceeds its fair value (Step 1). If it does, we must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). This guidance modifies Step 1 of the goodwill impairment test for reporting units that have zero or negative carrying amounts. If the result of Step 1 does not indicate that a goodwill impairment exists, but our reporting units have zero or negative carrying values, this guidance requires us to perform Step 2 if it is more likely than not that a goodwill impairment exists. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.
In September 2010, the FASB ratified the Emerging Issues Task Force’s consensus related to accounting for costs associated with acquiring or renewing insurance contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance and processing. This guidance also allows for the deferral of advertising costs if 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising, and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted. Companies may choose to apply the new guidance either prospectively or retrospectively. We plan to retrospectively adopt this guidance on January 1, 2012. This guidance is a significant change to current industry practice. We have not completed our evaluation of the new standard, however, adoption will likely result in a significant reduction to deferred policy acquisition costs and future related deferrals and amortization.
Investments
Fixed Maturities and Equity Securities
Fixed maturity securities, comprised of bonds, redeemable preferred stock and certain non-redeemable preferred stock, which may be sold, are designated as “available for sale.” Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the synthetic collateralized debt obligation in 2010 (See Note 1, “Accounting Changes”), are included directly in stockholder’s equity as a component of accumulated other comprehensive income (loss). Beginning July 1, 2010, unrealized gains and losses relating to the synthetic collateralized debt obligation are recorded as a component of derivative loss in the consolidated statements of operations. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized.
Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities’ expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives.
Equity securities, comprised of mutual funds, common and certain non-redeemable preferred stocks, are designated as “available for sale” and are reported at fair value. The change in unrealized gains and losses of equity securities is included directly in stockholder’s equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income (loss).
Mortgage Loans
Mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the

11

contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis. Once mortgage loans are classified as nonaccrual loans, the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.
Derivative Instruments
Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates and call options used to fund index credits on index annuities. In addition, we have embedded derivatives associated with our index annuity business and our collateralized debt obligation. All derivatives are measured at fair value in the consolidated balance sheets net of related collateral receivable or payable.
Our derivatives are not designated as hedging instruments; therefore the change in fair value is recognized in earnings in the period of change. See Note 3, “Derivative Instruments,” for more information regarding our derivative instruments and embedded derivatives.
Real Estate
Real estate is reported at cost less allowances for depreciation, as applicable. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property’s expected undiscounted cash flows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. There was one property held for investment with a valuation allowance as of December 31, 2010 of less than $0.1 million. There were no properties held for sale with a valuation allowance as of December 31, 2010, and one real estate property held for sale with a valuation allowance of less than $0.1 million at December 31, 2009.
Other Investments
Policy loans are reported at unpaid principal balance. Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition, are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include our ownership interest in aircraft acquired in the troubled debt restructuring with a bond issuer that filed for bankruptcy. This investment is reported at cost, less accumulated depreciation. In 2009, other long-term investments also included an investment deposit which was reported at amortized cost.
Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence and those investments for which we are required to use the equity method of accounting. These corporations and partnerships operate predominately in the investment company, insurance, broker/dealer and real estate industries. Such investments are accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios.
Accrued Investment Income
We discontinue the accrual of investment income on invested assets when it is determined that collection is uncertain.
Collateral Transactions
We participated in a securities lending program whereby certain fixed maturity securities from our investment portfolio were loaned to other institutions for a short period of time. Collateral for those securities was invested by the lending agent, in accordance with our guidelines, generating fee income that was recognized as net investment income over the period the securities were on loan. During the second quarter of 2008, we discontinued entering into any new securities lending agreements and we terminated the program during 2009.

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We also are required to provide collateral relating to certain derivative transactions. We record an asset for amounts due from counterparties when we are required to provide collateral. See Note 3, “Derivative Instruments,” for more information regarding our collateral and how it is reported in our consolidated balance sheets.
Realized Gains and Losses on Investments
Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. Effective January 1, 2009, with adoption of new GAAP guidance, when our review indicates a decline in fair value for a fixed maturity security is other than temporary and we do not intend to sell or believe we will be required to sell the security before recovery of our amortized cost, a specific write down is charged to earnings for the credit loss and a specific charge is recognized in accumulated other comprehensive income (loss) for the non-credit loss component. If we intend to sell or believe we will be required to sell a fixed maturity security before its recovery, the full amount of the impairment write down to fair value is charged to earnings. For fixed maturity securities impaired prior to 2009 and all equity securities, the full amount of an other-than-temporary impairment write down is recognized as a realized loss on investments in the statements of operations and the new cost basis for the security is equal to its fair value.
We monitor the financial condition and operations of the issuers of fixed maturities and equity securities that could potentially have a credit impairment that is other than temporary. In determining whether or not an unrealized loss is other than temporary, we review factors such as:
•	historical operating trends;
•	business prospects;
•	status of the industry in which the company operates;
•	analyst ratings on the issuer and sector;
•	quality of management;
•	size of unrealized loss;
•	level of current market interest rates compared to market interest rates when the security was purchased;
•	length of time the security has been in an unrealized loss position; and
•	for fixed maturities, our intent to sell and whether it is more likely than not that we would be required to sell prior to recovery;
•	for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.
In order to determine the credit and non-credit impairment loss for a fixed maturity security, every quarter we estimate the future cash flows we expect to receive over the remaining life of the instrument. Significant assumptions regarding the present value of expected cash flows for each security are used when an other-than-temporary impairment occurs and there is a non-credit portion of the unrealized loss that won’t be recognized in earnings. Our assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and prior to July 1, 2010 collateralized debt obligations, include collateral pledged, scheduled principal and interest payments, prepayments, default levels, severity assumptions, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. We use a single best estimate of cash flows approach and use the effective yield prior to the date of impairment to calculate the present value of cash flows. Our assumptions for corporate and other fixed maturity securities include anticipated principal and interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write down of all equity securities and any fixed maturity securities with a credit-only impairment, the cost basis is not adjusted for subsequent recoveries in fair value. For fixed maturity securities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows.
Fair Values
Fair values of fixed maturity securities are based on quoted market prices in active markets when available. Fair values of fixed maturity securities that are not actively traded are estimated using valuation models that vary by asset class. See Note 4, “Fair Value,” for more information on assumptions and the amount of securities priced using the valuation models. Fair values for all securities are reviewed for reasonableness by considering overall market conditions and values for similar securities.

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Fair values of redeemable preferred stocks, equity securities, call options and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the fair values of comparable issues. In addition, fair values for all derivative instruments include a credit risk adjustment for the liable party.
Cash and Cash Equivalents
For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.
Reinsurance Recoverable
We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable includes the reinsurers’ share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable includes premium receivable, net of our share of benefits and expenses we owe to the ceding company. See Note 5, “Reinsurance and Policy Provisions,” for additional details on our reinsurance agreements.
Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Insurance In Force Acquired
Deferred policy acquisition costs include certain costs of acquiring new insurance business, including commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include term conversion bonuses credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 4.69% in 2010, 4.85% in 2009 and 4.89% in 2008.
For participating traditional life insurance, interest sensitive and index products, these costs are primarily being amortized in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively through an unlocking process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.
Other Assets
Other assets include property and equipment, primarily comprised of capitalized software costs, furniture and equipment, which are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is primarily computed using the straight-line method over the estimated useful lives of the assets, which range from two to twenty years. Property and equipment had a carrying value of $4.6 million at December 31, 2010 and $4.2 million at December 31, 2009, and accumulated depreciation and amortization of $13.7 million at December 31, 2010 and $13.3 million at December 31, 2009. Depreciation and amortization expense for property and equipment was $0.4 million in 2010 and $1.3 million in 2009 and 2008.
Other assets at December 31, 2010 and 2009, also includes goodwill of $9.9 million related to the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We test our goodwill balances by comparing the fair value of our reporting units to the carrying value of the goodwill. In the event that we were to dispose one of our reporting units, a discounted cash flow approach would be used to estimate the fair value of that reporting unit; therefore we believe this approach better approximates the fair value of our goodwill than a market capitalization approach. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including future premiums, product lapses, investment yields and discount rate. Underlying assumptions are based on historical experience and our best estimates given information available at the time of testing. We have performed impairment testing using cash flow analyses and determined none of our goodwill was impaired as of December 31, 2010 or 2009.

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Future Policy Benefits
Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for interest sensitive products ranged from 1.55% to 5.50% in 2010 and 2009 and from 3.00% to 5.50% in 2008.
The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.20% in 2010, 6.18% in 2009 and 6.27% in 2008. The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.
The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.
During 2009, we refined certain reserve calculations resulting in a net after-tax increase to net income of $7.2 million. In 2010, additional refinements were made to the calculation of reserves for certain traditional life contracts. These refinements, along with associated adjustments to deferred policy acquisition costs and taxes, resulted in an increase to net income of $3.0 million.
Other Policy Claims and Benefits
We have unearned revenue reserves that reflect the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.
We have accrued dividends for participating business that are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 39% of direct receipts from policyholders during 2010 (2009 — 40% and 2008 — 41%), and represented 12% of life insurance in force at December 31, 2010 and 2009 and 13% in 2008.
Deferred Income Taxes
Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. A valuation allowance against deferred income tax assets is established if it is more likely than not that some portion or all of the deferred income tax assets will not be realized.
Separate Accounts
The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.
Recognition of Premium Revenues and Costs
Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the

15

periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.
Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.
All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is recognized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.
Underwriting, Acquisition and Insurance Expenses

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$13,558	$13,230	$12,614
Amortization of deferred policy acquisition costs	44,248	39,341	33,742
Amortization of value of insurance in force acquired	1,718	2,634	2,705
Other underwriting, acquisition and insurance expenses, net of deferrals	56,830	56,284	59,659

Total	$116,354	$111,489	$108,720

Comprehensive Income (Loss)
Unrealized gains and losses on our available-for-sale securities and certain interest rate swaps are included in accumulated other comprehensive income (loss) in stockholder’s equity. Comprehensive income (loss) excludes net investment gains and losses included in net income which represent transfers from unrealized to realized gains and losses, which totaled $6.5 million in 2010, ($19.5) million in 2009 and ($37.8) million in 2008. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling ($6.0) million in 2010, $10.4 million in 2009 and $29.4 million in 2008. Comprehensive income (loss) also includes changes in the underfunded status of our single employer health and medical postretirement benefit plans totaling $0.3 million in 2010 and less than $0.1 million in 2009 and 2008.
Reclassifications
Certain amounts in the 2009 and 2008 consolidated financial statements have been reclassified to conform to the current financial statement presentation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

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2) Investment Operations
Fixed Maturity and Equity Securities
Available-For-Sale Fixed Maturity and Equity Securities by Investment Category

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses (1)	Value
	(Dollars in thousands)
Fixed maturities:
Corporate (2)	$2,330,727	$175,813	$(36,912)	$2,469,628
Residential mortgage-backed	709,930	21,335	(22,564)	708,701
Commercial mortgage-backed	312,388	23,241	(3,445)	332,184
Other asset-backed	289,983	1,558	(32,721)	258,820
Collateralized debt obligation	1,220	—	—	1,220
United States Government and agencies	42,597	5,607	—	48,204
State, municipal and other governments	1,059,860	10,111	(40,196)	1,029,775

Total fixed maturities	$4,746,705	$237,665	$(135,838)	$4,848,532

Equity securities:
Non-redeemable preferred stocks	$33,149	$2,170	$(1,192)	$34,127
Common stocks	20,410	294	—	20,704

Total equity securities	$53,559	$2,464	$(1,192)	$54,831

	December 31, 2009
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses (1)	Value
	(Dollars in thousands)
Fixed maturities:
Corporate (2)	$2,123,616	$104,249	$(91,954)	$2,135,911
Residential mortgage-backed	795,678	13,593	(56,885)	752,386
Commercial mortgage-backed	316,424	10,924	(15,773)	311,575
Other asset-backed	111,037	45	(50,526)	60,556
Collateralized debt obligations	14,082	—	(6,510)	7,572
United States Government and agencies	54,303	4,164	(114)	58,353
State, municipal and other governments	831,822	4,231	(49,694)	786,359

Total fixed maturities	$4,246,962	$137,206	$(271,456)	$4,112,712

Equity securities:
Non-redeemable preferred stocks	$33,149	$2,399	$(3,689)	$31,859
Common stocks	9,872	2	(14)	9,860

Total equity securities	$43,021	$2,401	$(3,703)	$41,719

(1)	Gross unrealized losses include non-credit losses on other-than-temporarily impaired corporate securities totaling $5.9 million at December 31, 2010 and $0.2 million at December 31, 2009, other asset-backed securities totaling $18.3 million at December 31, 2010 and $21.8 million at December 31, 2009, and residential mortgage-backed securities totaling $1.4 million at December 31, 2010 and December 31, 2009.

(2)	Corporate securities include certain hybrid preferred securities with a carrying value of $122.6 million at December 31, 2010 and $103.3 million at December 31, 2009. Corporate securities also include redeemable preferred stock with a carrying value of $5.2 million at December 31, 2010 and $4.7 million at December 31, 2009.
Short-term investments have been excluded from the above schedules as amortized cost approximates fair value for these securities.

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Available-For-Sale Fixed Maturity Securities by Maturity Date

	December 31, 2010
	Amortized	Estimated
	Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$37,729	$38,518
Due after one year through five years	493,890	520,357
Due after five years through ten years	1,000,096	1,092,929
Due after ten years	1,902,689	1,897,023

	3,434,404	3,548,827
Mortgage-backed and other asset-backed	1,312,301	1,299,705

Total fixed maturities	$4,746,705	$4,848,532

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity.
Net Unrealized Gains (Losses) on Investments in Accumulated Other Comprehensive Income (Loss)

	December 31,	December 31,
	2010	2009
	(Dollars in thousands)
Unrealized appreciation (depreciation) on:
Fixed maturities — available for sale	$101,827	$(134,250)
Equity securities — available for sale	1,272	(1,302)
Interest rate swaps	(121)	(363)

	102,978	(135,915)
Adjustments for assumed changes in amortization pattern of:
Deferred policy acquisition costs	(44,725)	24,513
Deferred sales inducements	(336)	316
Value of insurance in force acquired	(5,697)	3,658
Unearned revenue reserve	1,316	(1,454)
Provision for deferred income taxes	(18,701)	38,143

	34,835	(70,739)
Proportionate share of net unrealized investment losses of equity investees	(14)	(3)

Net unrealized investment gains (losses)	$34,821	$(70,742)

Change in Unrealized Appreciation/Depreciation of Investments — Recorded in Accumulated Other Comprehensive Income (Loss)

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Fixed maturities — available for sale	$236,077	$436,396	$(534,486)
Equity securities — available for sale	2,574	3,195	(5,346)
Interest rate swaps	242	195	(1,125)

Change in unrealized appreciation/depreciation of investments	$238,893	$439,786	$(540,957)

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling $133.3 million in 2010, ($245.3) million in 2009 and $299.2 million in 2008. Subsequent changes in fair value of securities for which a previous non-credit other-than-temporary impairment loss was recognized in accumulated other comprehensive income (loss) are reported along with changes in fair

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value for which no other-than-temporary impairment losses were previously recognized.
Fixed Maturities and Equity Securities with Unrealized Losses by Length of Time

	December 31, 2010
	Less than one year		One year or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
Fixed maturities:
Corporate	$164,375	$(5,214)	$256,033	$(31,698)	$420,408	$(36,912)
Residential mortgage-backed	27,824	(359)	173,654	(22,205)	201,478	(22,564)
Commercial mortgage-backed	17,923	(55)	28,213	(3,390)	46,136	(3,445)
Other asset-backed	17,004	(3)	53,161	(32,718)	70,165	(32,721)
State, municipal and other governments	450,458	(14,364)	158,721	(25,832)	609,179	(40,196)

Total fixed maturities	$677,584	$(19,995)	$669,782	$(115,843)	$1,347,366	$(135,838)

Equities:
Non-redeemable preferred stocks	$—	$—	$14,808	$(1,192)	$14,808	$(1,192)

Total equities	$—	$—	$14,808	$(1,192)	$14,808	$(1,192)

	December 31, 2009
	Less than one year		One year or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
Fixed maturities:
Corporate	$133,072	$(6,595)	$609,023	$(85,359)	$742,095	$(91,954)
Residential mortgage-backed	3,575	(45)	428,371	(56,840)	431,946	(56,885)
Commercial mortgage-backed	3,090	(217)	64,316	(15,556)	67,406	(15,773)
Other asset-backed	6,188	(7,801)	50,120	(42,725)	56,308	(50,526)
Collateralized debt obligation	—	—	1,490	(6,510)	1,490	(6,510)
Unites States Government and agencies	10,100	(33)	7,831	(81)	17,931	(114)
State, municipal and other governments	394,324	(11,362)	217,751	(38,332)	612,075	(49,694)

Total fixed maturities	$550,349	$(26,053)	$1,378,902	$(245,403)	$1,929,251	$(271,456)

Equities:
Non-redeemable preferred stocks	$—	$—	$17,311	$(3,689)	$17,311	$(3,689)
Common stocks	—	—	385	(14)	385	(14)

Total equity securities	$—	$—	$17,696	$(3,703)	$17,696	$(3,703)

Included in fixed maturities in the above table are 315 securities from 262 issuers at December 31, 2010 and 475 securities from 364 issuers at December 31, 2009. The unrealized losses in fixed maturities are due to wider spreads between the risk-free and corporate and other bond yields relative to the spreads when the securities were purchased. Because we do not intend to sell or believe we will be required to sell these fixed maturity investments before their anticipated recovery of amortized cost, we do not consider these investments to be other-than-temporarily impaired at December 31, 2010. The following summarizes the more significant unrealized losses of fixed maturity investments by investment category as of December 31, 2010.
Corporate securities: The unrealized losses on corporate securities represent 27.2% of our total unrealized losses. The largest losses are in the finance sector ($210.0 million carrying value and $21.3 million unrealized loss). The largest unrealized losses in the finance sector were in the banking ($117.4 million carrying value and $13.5 million unrealized loss) and the real estate investment trust ($32.2 million carrying value and $2.7 million unrealized loss) sub-sectors. The unrealized losses across the finance sector are primarily attributable to a general widening in spread levels relative to the spreads at which we acquired the securities. Finance sector spreads have narrowed but remain historically wide in comparison to the narrowing experienced in

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the remaining sectors, contributing to the proportionately larger amount of unrealized losses for this sector.
The other corporate sectors containing our largest unrealized losses are utilities ($76.4 million carrying value and $3.7 million unrealized loss) and energy ($46.3 million carrying value and $3.2 million unrealized loss). The unrealized losses in these sectors are generally due to spread widening among several issuers that continue to experience a challenging operating environment.
Residential mortgage-backed securities: The unrealized losses on residential mortgage-backed securities represent 16.6% of our total unrealized losses, and were caused primarily by continued uncertainty regarding mortgage defaults on Alt-A loans. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities.
Commercial mortgage-backed securities: The unrealized losses on commercial mortgage-backed securities represent 2.5% of our total unrealized losses, and were caused primarily by spread widening and industry concerns regarding the potential for future commercial mortgage defaults. There were also concerns regarding current and future downgrades by the three major rating agencies for tranches below the super senior AAA level. The contractual cash flows of these investments are based on mortgages backing the securities.
Other asset-backed securities: The unrealized losses on other asset-backed securities represent 24.1% of our total unrealized losses, and were caused primarily by concerns regarding defaults on subprime mortgages and home equity loans. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities.
State, municipal and other governments: The unrealized losses on state, municipal and other governments represent 29.6% of our total unrealized losses, and were primarily caused by general spread widening, the lack of printed underlying ratings on insured bonds and the market’s uncertainty around the recent recession’s impact on municipalities’ income. The decline in fair value is primarily attributable to increased spreads and market concerns regarding the sector, in general, rather than the financial strength of specific issuers.
Equity securities: We had $1.2 million of gross unrealized losses on investment grade non-redeemable perpetual preferred securities within the financial sector December 31, 2010. These securities provide periodic cash flows, contain call features and are similarly rated and priced like other long-term callable bonds and are evaluated for other-than-temporary impairment similar to fixed maturity securities. The decline in fair value is primarily attributable to market concerns regarding the sector. With respect to common stock holdings, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value.
Excluding mortgage and asset-backed securities, no securities from the same issuer had an aggregate unrealized loss in excess of $3.0 million at December 31, 2010. The $3.0 million unrealized loss is from hybrid preferred securities of a financial institution. With respect to mortgage and asset-backed securities not backed by the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $11.7 million at December 31, 2010. The $11.7 million unrealized loss from one issuer relates to three different securities that are backed by different pools of Alt-A residential mortgage loans. All three securities are rated non-investment grade and the largest unrealized loss totaled $6.0 million.
Mortgage Loans
Our mortgage loan portfolio consists principally of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type. We ensure an initial loan to value ratio that provides sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. In order to identify impairment losses timely, management maintains and reviews a watch list of mortgage loans that have heightened risk. These loans may include those with: borrowers delinquent on contractual payments, borrowers experiencing financial difficulty, increases in rental real estate vacancies and significant declines in collateral value. We evaluate each of our mortgage loans individually and establish an allowance as needed for possible losses against our mortgage loan portfolio. An allowance is needed for loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements.

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Any loan delinquent on contractual payments are considered non-performing. Non-performing loans totaled $16.0 million at December 31, 2010. There were no non-performing loans at December 31, 2009. One of the non-performing loans with a carrying value of $14.9 million was less than 90 days past due at December 31, 2010. We discontinued the accrual of interest on the one non-performing loan that was more than 90 days past due.
Mortgage Loans by Collateral Type

	December 31, 2010		December 31, 2009
		Percent of		Percent of
Collateral Type	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
Office	$202,937	36.7%	$198,361	35.4%
Retail	189,564	34.3	189,170	33.8
Industrial	155,776	28.2	167,887	30.0
Other	4,071	0.8	4,527	0.8

Total	$552,348	100.0%	$559,945	100.0%

Mortgage Loans by Geographic Location within the United States

	December 31, 2010		December 31, 2009
		Percent of		Percent of
Region of the United States	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
South Atlantic	$137,208	24.8%	$119,446	21.3%
Pacific	116,022	21.0	121,463	21.7
East North Central	102,505	18.6	103,379	18.5
West North Central	72,115	13.1	75,074	13.4
West South Central	49,649	9.0	52,697	9.4
Mountain	38,487	7.0	49,773	8.9
Other	36,362	6.5	38,113	6.8

Total	$552,348	100.0%	$559,945	100.0%

Mortgage Loans by Loan-to-Value Ratio (1)

	December 31, 2010		December 31, 2009
		Percent of		Percent of
	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
0% - 50%	$161,431	29.2%	$172,045	30.7%
50% - 60%	139,908	25.3	122,862	21.9
60% - 70%	207,371	37.6	212,101	37.9
70% - 80%	42,504	7.7	37,295	6.7
80% - 90%	1,134	0.2	15,642	2.8

Total	$552,348	100.0%	$559,945	100.0%

(1)	Loan-to-Value Ratio using most recent appraised value. Appraisals are updated periodically including when there is indication of a possible significant collateral decline or loan modification and refinance requests.

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Mortgage Loans by Year of Origination

	December 31, 2010		December 31, 2009
		Percent of		Percent of
	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
2010	$33,985	6.2%	$—	—%
2009	33,641	6.1	34,342	6.1
2008	53,782	9.7	55,007	9.8
2007	22,508	4.1	23,007	4.1
2006	32,471	5.9	36,273	6.5
2005 and prior	375,961	68.0	411,316	73.5

Total	$552,348	100.0%	$559,945	100.0%

Impaired Mortgage Loans

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Unpaid principal balance	$4,835	$1,518
Related allowance	(1,055)	(240)

Recorded investment	$3,780	$1,278

Allowance on Mortgage Loans

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Balance at beginning of period	$240	$—
Allowances established	815	473
Charge offs	—	(233)

Balance at end of period	$1,055	$240

In 2009, we foreclosed on two mortgage loans with a book value totaling $6.7 million and took possession of the real estate with an appraised value totaling $7.7 million.
Components of Net Investment Income

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Fixed maturities — available for sale	$279,170	$258,356	$248,202
Equity securities — available for sale	3,252	3,002	2,748
Mortgage loans	35,638	36,895	33,445
Real estate	380	260	—
Policy loans	9,782	9,989	9,755
Short-term investments, cash and cash equivalents	28	86	878
Prepayment fee income and other	1,153	1,212	3,600

	329,403	309,800	298,628
Less investment expenses	(6,741)	(6,046)	(5,496)

Net investment income	$322,662	$303,754	$293,132

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Realized Gains (Losses) — Recorded in Income

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Realized gains (losses) on sales of investments
Fixed maturities — available for sale:
Gross gains	$21,475	$14,412	$822
Gross losses	(366)	(6,437)	(814)
Equity securities — available for sale	(1)	85	4,128
Mortgage loans	(29)	—	—
Real estate	(130)	—	—
Collateral held for securities lending and other transactions	—	—	(78)
Short-term investments, cash and cash equivalents	40	—	—
Securities and indebtedness of related parties	21	44	—
Net impairment loss recognized in earnings	(9,736)	(38,408)	(72,055)

Realized gains (losses) on investments recorded in income	$11,274	$(30,304)	$(67,997)

Proceeds from sales of fixed maturity securities-available for sale were $251.4 million in 2010, $240.2 million in 2009 and $54.7 million in 2008.
Realized losses on sales in 2010, 2009 and 2008 were on securities that we did not intend to sell at the prior balance sheet date or on securities that were impaired in a prior period, but decreased in value during the year.
Credit Loss Component of Other-Than-Temporary Impairments on Fixed Maturity Securities
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated for which a portion of the other-than-temporary impairment was recognized in other comprehensive income and corresponding changes in such amounts.

	Year-ended December 31,
	2010	2009
	(Dollars in thousands)
Balance at beginning of period	$(51,051)	$(58,288)
Increases for which an impairment was not previously recognized	(3,566)	(31,933)
Increases to previously impaired investments	(5,070)	(5,854)
Reductions due to investments sold	29,524	45,024

Balance at end of period	$(30,163)	$(51,051)

Variable Interest Entities
As discussed in Note 1, on January 1, 2010, we adopted authoritative guidance that changed the method of determining when we would be considered the primary beneficiary of a variable interest entity (VIE) and thus required to consolidate the entity. Prior to January 1, 2010, the primary beneficiary was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance identifies the primary beneficiary of a VIE as the enterprise with the power to direct the activities of a VIE that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When evaluating our VIE investments, we consider our contractual rights or obligations to the entity, and our ability to direct its operations. We were not the primary beneficiary under either current or prior guidance during 2010, 2009 or 2008. Our investment in VIEs and exposure to loss is summarized below:

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	December 31, 2010		December 31, 2009
		Maximum		Maximum
		Exposure to		Exposure to
	Carrying Value	Loss	Carrying Value	Loss
(Dollars in thousands)
Real estate limited partnerships	$16,900	$16,900	$14,505	$14,505
The real estate limited partnerships had revenues totaling $5.4 million for 2010, $4.0 million for 2009 and $3.7 million for 2008. We may make commitments to fund partnership investments in the normal course of business. Excluding these commitments, we did not provide financial or other support to investees designated as VIE’s during the years ended December 31, 2010, 2009 or 2008.
Other
We have a common stock investment in American Equity Investment Life Holding Company (AEL), valued at $0.6 million at December 31, 2010 and $0.4 million at December 31, 2009. American Equity underwrites and markets life insurance and annuity products throughout the United States. We sold a portion of our investment in AEL and realized gains totaling $4.1 million in 2008.
At December 31, 2010, affidavits of deposits covering investments with a carrying value totaling $5,414.4 million were on deposit with state agencies to meet regulatory requirements. Fixed maturity securities with a carrying value of $326.6 million were on deposit with the Federal Home Loan Bank as collateral for funding agreements. Also, fixed maturity securities with a carrying value of $1.8 million were on deposit as collateral for an operating lease on software.
At December 31, 2010, we had committed to provide additional funding for mortgage loans totaling $5.9 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.
At December 31, 2010, we had committed to provide additional funds for investments in limited partnerships. The amounts of these unfunded commitments totaled $26.7 million.
The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2010 include fixed maturity, real estate and equity securities totaling $1.8 million.
No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10.0% of stockholders’ equity at December 31, 2010.
3) Derivative Instruments
We have entered into interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount which totaled $50.0 million at December 31, 2010 and $100.0 million at December 31, 2009. These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities, thereby hedging our exposure to increases in market interest rates but are not accounted for as effective hedges as the only permitted benchmarks for cash flow hedges are the risk-free rate and rates based on the LIBOR swap curve. The interest rate settlements decreased derivative income $2.6 million in 2010 and $4.8 million in 2009 and $2.5 million in 2008. The change in unrealized loss on these swaps increased derivative income $1.9 million in 2010 and $3.3 million in 2009, and decreased derivative income $1.4 million in 2008. In 2008, we experienced nonperformance by a counterparty on an interest rate swap agreement that was originally scheduled to mature on December 1, 2010. We terminated this agreement and realized a loss totaling $0.5 million.

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Summary of Swaps

Maturity	Notional	Receive	Pay	Carrying and Fair Value at December 31,
Date	Amount	Rate	Rate	2010	2009
				(Dollars in thousands)
1/1/2010	50,000	1 month LIBOR*	4.858%	$—	$(18)
6/1/2011	50,000	1 month LIBOR*	5.519	(1,088)	(3,241)

				$(1,088)	$(3,259)

*	London Interbank Offered Rate
When applicable, we formally document hedging relationships, our risk management objectives and strategies for undertaking these transactions. We also test for hedge effectiveness at inception of the hedge and at each reporting period as needed. There were no derivative instruments designated as hedges at December 31, 2010, 2009 or 2008.
We sold index annuities from the fourth quarter of 2005 through the third quarter of 2007. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities and a portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the S&P 500 Index to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the index credits is reset and new one-year call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under GAAP. Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. We held call options relating to this business with a fair value of $0.3 million at December 31, 2010 and $0.5 million at December 31, 2009. Derivative income (loss) includes $0.1 million for 2010, $0.3 million for 2009 and ($0.5) million for 2008 relating to call option proceeds and changes in fair value.
At December 31, 2010, we had master netting agreements with counterparties covering cash collateral receivable of $1.3 million and $4.6 million at December 31, 2009. Any excess collateral that remains after netting these amounts with derivative liabilities is included in other assets or other liabilities on our consolidated balance sheets. We did not have any excess collateral or off-balance sheet collateral at December 31, 2010 or 2009.
The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder’s right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next index reset date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the consolidated statements of operations and totaled $0.4 million for 2010, less than ($0.1) million for 2009 and $0.8 million for 2008.
As discussed in Note 1, we own a collateralized debt obligation that contains an embedded credit derivative, which upon adoption of new accounting guidance on July 1, 2010, requires the change in market value of the security to be recognized in derivative income. Derivative income was reduced $0.1 million during 2010 as a result of a decline in the market value of this security since the date the new accounting guidance was adopted.
4) Fair Value
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or those for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. For some investments, little market activity may exist and management’s determination of fair value is then based on the best information available in the circumstances, and may incorporate management’s own assumptions of what a market participant would consider for the fair value, which involves a significant degree of judgment.

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Volatile and illiquid market conditions in the early part of 2009 affected pricing for a broad range of asset classes and most fixed-income sectors. Market conditions improved substantially through year-end 2009 and into 2010. However, certain market sectors remain somewhat dislocated, increasing the difficulty in valuing certain instruments, as trading has been less frequent and/or market data less observable. As a result, certain valuations require greater estimation and judgment as well as more complex valuation methods. These values may not ultimately be realizable in a market transaction, and such values may change rapidly as market conditions change and valuation assumptions are modified.
We used the following methods and assumptions in estimating the fair value of our financial instruments.
Fixed maturity securities: Fair values of fixed maturity securities are based on quoted market prices in active markets when available. For those securities where no active market prices are available, we use the Level 2 or 3 valuation methodologies described below.
Equity securities: Fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.
Mortgage loans: Fair values are estimated by discounting expected cash flows of each loan at an interest rate equal to a spread above the U.S. Treasury bond yield that corresponds to the loan’s expected life. These spreads are based on overall market pricing of commercial mortgage loans at the time of valuation. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral, which uses appraised values.
Derivative instruments: Fair values for call options are based on counterparty market prices adjusted for a credit component of the counterparty. Prices are verified internally using analytical tools.
Policy loans: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.
Other long-term investments, cash and short-term investments: Amounts are reported at historical cost, adjusted for amortization of premiums, depreciation or accrual of discounts, as applicable, which approximates the fair values due to the nature of these assets.
Assets held in separate accounts: Fair values are based on quoted net asset values of the underlying mutual funds.
Future policy benefits, supplemental contracts without life contingencies and advance premiums and other deposits: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated using one of two methods. For contracts with known maturities and index annuity embedded derivatives, fair value is determined using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation. For deposit liabilities with no defined maturities, fair value is the amount payable on demand. We are not required to estimate the fair value of our liabilities under other insurance contracts.
Other liabilities: Fair values for interest rate swaps are based on counterparty market prices adjusted for a credit component of the counterparty, net of collateral paid. Prices are verified internally using analytical tools. We are not required to estimate fair values for the remainder of the other liabilities balances.
Liabilities related to separate accounts: Fair values are based on cash surrender value, the cost we would incur to extinguish the liability.

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Fair Values and Carrying Values

	December 31,
	2010		2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in thousands)
Assets
Fixed maturities – available for sale	$4,848,532	$4,848,532	$4,112,712	$4,112,712
Equity securities – available for sale	54,831	54,831	41,719	41,719
Mortgage loans	552,348	572,870	559,945	555,098
Derivative instruments	329	329	538	538
Policy loans	169,105	208,382	167,603	204,077
Other long-term investments	—	—	1,882	1,882
Cash and short-term investments	167,258	167,258	102,435	102,435
Assets held in separate accounts	675,586	675,586	630,094	630,094

Liabilities
Future policy benefits	$2,693,543	$2,557,722	$2,254,023	$2,138,524
Supplemental contracts without life contingencies	353,507	316,323	353,421	329,094
Advance premiums and other deposits	178,571	178,571	168,094	168,094
Other liabilities	1,088	1,088	3,259	3,259
Liabilities related to separate accounts	675,586	660,688	630,094	613,319
Assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 — Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash and U.S. Treasury securities.
Level 2 — Pricing inputs are other than quoted prices in active markets which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methods. Financial instruments in this category include fixed maturity securities (including public and private bonds), less liquid and restricted equity securities and over-the-counter derivatives that are priced by third-party pricing services or internal systems using observable inputs.
Fair values of all Level 2 fixed maturity public securities are obtained primarily from a variety of independent pricing sources, whose results we evaluate internally. We generally obtain one or two prices per security, which are compared to relevant credit information, perceived market movements and sector news. Market indices of similar rated asset class spreads are consulted for valuations and broker indications of similar securities are compared. If the issuer has had trades in similar debt outstanding but not necessarily the same rank in the capital structure, spread information is used to support fair value. If discrepancies are identified, additional quotes are obtained and the quote that best reflects a fair value exit price at the reporting date is selected. Fair value of most of our private investments are determined using matrix pricing with substantially all observable inputs, such as industry classification, duration and rating.
Level 3 — Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category include non-binding broker and internally priced mortgage or other asset-backed securities and other publicly traded issues, private corporate securities and index annuity embedded derivatives.
Fair values of private investments in Level 3 are determined by reference to public market, private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. For other securities where an exit price based on relevant observable inputs is not obtained, the fair value is determined using an enhanced matrix calculation.
The matrix pricing calculations we and pricing services perform include discounted cash flow analysis using a spread, including the specific creditors’ credit default swap spread (if available), over U.S. Treasury bond yields, adjusted for the maturity/average life differences. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to: senior unsecured versus secured status, par amount outstanding, number of

27

holders, maturity, average life, composition of lending group and debt rating. These valuation methodologies involve a significant degree of judgment.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2010
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Corporate securities	$—	$2,352,464	$117,164	$2,469,628
Residential mortgage-backed securities	—	698,447	10,254	708,701
Commercial mortgage-backed securities	—	322,315	9,869	332,184
Other asset-backed securities	—	243,573	15,247	258,820
Collateralized debt obligation	—	—	1,220	1,220
United States Government and agencies	14,842	25,174	8,188	48,204
State, municipal and other governments	—	994,862	34,913	1,029,775
Non-redeemable preferred stocks	—	24,977	9,150	34,127
Common stocks	1,546	19,158	—	20,704
Derivative instruments	—	329	—	329
Cash and short-term investments	167,258	—	—	167,258
Assets held in separate accounts	675,586	—	—	675,586

Total assets	$859,232	$4,681,299	$206,005	$5,746,536

Liabilities
Future policy benefits – index annuity embedded derivatives	$—	$—	$375	$375
Other liabilities	—	1,088	—	1,088

Total liabilities	$—	$1,088	$375	$1,463

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Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2009
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Corporate securities	$—	$2,023,237	$112,674	$2,135,911
Residential mortgage-backed securities	—	752,386	—	752,386
Commercial mortgage-backed securities	—	301,474	10,101	311,575
Other asset-backed securities	—	47,751	12,805	60,556
Collateralized debt obligations	—	—	7,572	7,572
United States Government and agencies	18,503	32,019	7,831	58,353
State, municipal and other governments	—	746,942	39,417	786,359
Non-redeemable preferred stocks	—	24,460	7,399	31,859
Common stocks	1,240	8,620	—	9,860
Derivative instruments	—	538	—	538
Other long-term investments	—	—	1,882	1,882
Cash and short-term investments	102,435	—	—	102,435
Assets held in separate accounts	630,094	—	—	630,094

Total assets	$752,272	$3,937,427	$199,681	$4,889,380

Liabilities
Future policy benefits – index annuity embedded derivatives	$—	$—	$670	$670
Other liabilities	—	3,259	—	3,259

Total liabilities	$—	$3,259	$670	$3,929

Approximately 4.1% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 4.6% at December 31, 2009. The fair value of the assets and liabilities above include the financial instruments’ nonperformance risk. Nonperformance risk is the risk that the instrument will not be fulfilled and affects the value at which the instrument could be transferred in an orderly transaction. The nonperformance risk for our assets reported at fair value totaled less than $0.1 million at December 31, 2010 and 2009. Our nonperformance risk decreased the fair value of our reported liabilities $0.1 million at December 31, 2010 and $0.2 million at December 31, 2009.
Level 3 Fixed Maturity Securities on a Recurring Basis by Valuation Source

	December 31, 2010
	Third-party	Priced
	vendors	internally	Total
	(Dollars in thousands)
Corporate securities	$86,375	$30,789	$117,164
Residential mortgage-backed securities	10,254	—	10,254
Commercial mortgage-backed securities	6,613	3,256	9,869
Other asset-backed securities	14,909	338	15,247
Collateralized debt obligation	1,220	—	1,220
United States Government and agencies	8,188	—	8,188
State, municipal and other governments	30,486	4,427	34,913

Total	$158,045	$38,810	$196,855

Percent of total	80.3%	19.7%	100.0%

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	December 31, 2009
	Third-party	Priced
	vendors	internally	Total
	(Dollars in thousands)
Corporate securities	$84,743	$27,931	$112,674
Commercial mortgage-backed securities	5,375	4,726	10,101
Other asset-backed securities	12,805	—	12,805
Collateralized debt obligations	7,572	—	7,572
United States Government and agencies	7,831	—	7,831
State, municipal and other governments	39,417	—	39,417

Total	$157,743	$32,657	$190,400

Percent of total	82.8%	17.2%	100.0%

Level 3 Financial Instruments Changes in Fair Value Recurring Basis — Assets

	December 31, 2010
				Realized and unrealized
				gains (losses), net
					Included in
					other	Net	Amort-
	Balance,			Included in	compre-	transfers	ization	Balance,
	December 31,			net income	hensive	in (out) of	included in	December 31,
	2009	Purchases	Disposals	(3)	income	Level 3 (1)	net income	2010
	(Dollars in thousands)
Corporate securities	$112,674	$3,457	$(8,283)	$—	$9,126	$72	$118	$117,164
Residential mortgage-backed securities	—	10,233	—	—	56	—	(35)	10,254
Commercial mortgage-backed securities	10,101	—	(1,657)	(53)	1,733	—	(255)	9,869
Other asset-backed securities	12,805	6,961	(1,274)	(4,974)	5,903	(4,672)	498	15,247
Collateralized debt obligation	7,572	—	(6,520)	168	—	—	—	1,220
United States Government and agencies	7,831	—	—	—	352	—	5	8,188
State, municipal and other governments	39,417	—	(855)	—	2,323	(5,948)	(24)	34,913
Non-redeemable preferred stocks	7,399	—	—	—	(530)	2,281	—	9,150
Other long-term investments	1,882	—	(1,857)	—	—	—	(25)	—

Total	$199,681	$20,651	$(20,446)	$(4,859)	$18,963	$(8,267)	$282	$206,005

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	December 31, 2009
				Realized and unrealized
				gains (losses), net
					Included in
					other	Net	Amort-
	Balance,				compre-	transfers in	ization	Balance,
	December 31,			Included in	hensive	(out) of	included in	December 31,
	2008	Purchases	Disposals	net income	income	Level 3 (2)	net income	2009
	(Dollars in thousands)
Corporate securities	$303,063	$1,069	$(20,597)	$27	$9,123	$(180,334)	$323	$112,674
Residential mortgage-backed securities	26,510	—	—	—	—	(26,510)	—	—
Commercial mortgage-backed securities	11,628	209	(5,737)	—	4,156	—	(155)	10,101
Other asset-backed securities	9,431	6,993	(2,630)	(4,828)	4,093	(614)	360	12,805
Collateralized debt obligation	4,296	—	—	(12,922)	16,199	—	(1)	7,572
United States Government and agencies	1,929	7,547	—	—	279	(1,929)	5	7,831
State, municipal and other governments	46,668	7,845	(7,770)	—	(910)	(6,404)	(12)	39,417
Non-redeemable preferred stocks	—	—	—	—	(2,107)	9,506	—	7,399
Other long-term investments	1,527	—	—	—	—	—	355	1,882

Total	$405,052	$23,663	$(36,734)	$(17,723)	$30,833	$(206,285)	$875	$199,681

(1)	Included in the net transfers in (out) line is $26.8 million of securities that were priced using a broker only quote at December 31, 2009 that were transferred to a pricing service that uses observable market data in the prices and $18.5 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.

(2)	Included in the net transfers in (out) line is $216.6 million of securities that were priced using a broker only quote at December 31, 2008 that were transferred to a pricing service that uses observable market data in the prices and $10.3 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009.

(3)	The change in unrealized gains (losses) included in net income relating to positions still held on a collateralized debt obligation with an embedded derivative was ($0.3) million.
Level 3 Financial Instruments Changes in Fair Value Recurring Basis — Future Policy Benefits

	Year ended December 31,
	2010	2009
	(Dollars in thousands)
Index Product Embedded Derivatives:
Balance, beginning of period	$670	$782
Premiums less benefits, net	197	(40)
Impact of unrealized gains (losses), net	(492)	(72)

Balance, end of period	$375	$670

Change in unrealized gains/losses on embedded derivatives held at end of period (1)	$(492)	$(72)

(1)	Excludes host accretion and the timing of posting index credits, which are included with interest sensitive and index product benefits in the consolidated statements of operations.
Level 3 Financial Instruments Fair Valued on a Non-Recurring Basis
Certain assets are measured at fair value on a nonrecurring basis. Certain mortgage loans had been impaired or written down to a fair value totaling $2.4 million at December 31, 2010 and $1.3 million at December 31, 2009. These collateral dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

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5) Reinsurance and Policy Provisions
Reinsurance
In the normal course of business, we seek to limit our exposure to loss on any single insured or event and to recover a portion of benefits paid by ceding a portion of our exposure to other insurance companies. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $0.8 million of coverage per individual life. New sales of certain term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance.
We participate in a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. The maximum loss we could incur as a result of losses assumed from other pool members is $6.9 million per event. As of the date of this filing, there have been no claims on the reinsurance pool.
We also have an annual 100% quota share accidental death reinsurance agreement. Coverage includes all acts of terrorism including those of a nuclear, chemical or biological origin. Coverage is subject to an annual aggregate retention of $12.0 million. A maximum occurrence limit of $50.0 million applies to policies written on agents of the company who are participating in company-sponsored incentive trips. All other occurrence catastrophes are unlimited in amount.
Life insurance in force ceded on a consolidated basis totaled $10,002.3 million (20.9% of direct life insurance in force) at December 31, 2010 and $9,271.9 million (20.4% of direct life insurance in force) at December 31, 2009. Insurance premiums and product charges have been reduced by $30.9 million in 2010, $30.2 million in 2009 and $30.7 million in 2008 and insurance benefits have been reduced by $14.7 million in 2010, $16.6 million in 2009 and $19.4 million in 2008 as a result of cession agreements.
Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, our insurance subsidiaries would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.
We assume certain life insurance business from EquiTrust Life Insurance Company, an affiliate. Under this agreement, life insurance in force assumed totaled $47.6 million (0.1% of total life insurance in force) at December 31, 2010 and $149.2 million (0.3% of total life insurance in force) at December 31, 2009. The reduction in assumed in force was due to an increase in EquiTrust Life Insurance Company’s retention limit in 2010. Premiums and product charges assumed totaled $0.1 million in 2010 and $0.2 million in 2009 and 2008. We assumed insurance benefits of less than $0.1 million in 2008. No insurance benefits were assumed in 2010 or 2009.
Policy Provisions
Analysis of the Value of Insurance In Force Acquired

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Excluding impact of net unrealized investment gains and losses:
Balance at beginning of year	$35,123	$37,886	$40,591
Impact of reclassification of realized losses to accumulated other comprehensive income (loss)	—	(129)	—
Accretion of interest during the year	415	1,607	1,662
Amortization of asset	(2,135)	(4,241)	(4,367)

Balance prior to impact of net unrealized investment gains and losses	33,403	35,123	37,886
Impact of net unrealized investment gains and losses	(5,697)	3,658	25,235

Balance at end of year	$27,706	$38,781	$63,121

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Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2011 – $3.5 million; 2012 – $3.4 million; 2013 – $3.3 million; 2014 – $3.1 million; 2015 – $3.2 and thereafter, through 2030 – $17.0 million.
Certain variable annuity and variable universal life contracts in our separate accounts have minimum interest guarantees on funds deposited in our general account and guaranteed minimum death benefits (GMDBs). In addition, we have certain variable annuity contracts that have an incremental death benefit (IDB) rider that pays a percentage of the gain on the contract upon death of the contract holder and certain variable annuity contracts that have a guaranteed minimum income benefit (GMIB) that provides monthly income to the contract holder after the eighth policy year.
GMDB, IDB and GMIB Net Amount at Risk by Type of Guarantee

	December 31, 2010		December 31, 2009
	Separate		Separate
	Account	Net Amount	Account	Net Amount
Type of Guarantee	Balance	at Risk	Balance	at Risk
	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$189,279	$2,052	$159,800	$4,226
Return the greater of highest anniversary value or net deposits	221,758	11,413	230,979	36,084
Incremental death benefit	176,423	18,746	169,519	11,922
Guaranteed minimum income benefit	37,895	3	5,568	27

Total		$32,214		$52,259

The separate account assets are principally comprised of stock and bond mutual funds. The net amount at risk for these contracts is based on the amount by which GMDB, IDB or GMIB exceeds account value. The reserve for GMDBs, IDBs, or GMIBs determined using modeling techniques and industry mortality assumptions, that is included in future policy benefits, totaled $0.9 million at December 31, 2010 and $0.6 million at December 31, 2009. The weighted average age of the contract holders with GMDB, IDB or GMIB rider exposure was 56 years at December 31, 2010 and 54 years December 31, 2009. Paid benefits for GMDBs, IDBs and GMIBs totaled $0.3 million for 2010, $0.5 million for 2009 and $0.2 million for 2008.
6) Income Taxes
We file a consolidated federal income tax return with FBL Financial Group, Inc. and certain of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. This allocation typically results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.
Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled. A valuation allowance is required if it is more likely than not that a deferred income tax asset will not be realized. In assessing the need for a valuation allowance we considered the scheduled reversal of deferred income tax assets, projected future taxable income, taxable income from prior years available for recovery and tax planning strategies. Our tax planning strategies assume deferred income tax assets related to unrealized losses on our investments are temporary as we have the ability to hold the investments until maturity, at which time, the existing temporary difference is expected to reverse. As such, we have determined that the establishment of a valuation allowance was not necessary at December 31, 2010 and 2009.

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Income Tax Expenses (Credits)

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Taxes provided in consolidated statements of operations on:
Income before noncontrolling interest and equity income (loss):
Current	$24,339	$18,128	$16,920
Deferred	22,754	12,286	(14,322)

	47,093	30,414	2,598
Equity income (loss) – current	1,862	404	(2)

Taxes provided in consolidated statements of changes in stockholders’ equity:
Change in cumulative effect of change in accounting principal – deferred	—	—	(225)
Change in net unrealized investment gains/losses – deferred	61,708	109,584	(130,185)
Non-credit impairment losses – deferred	(7,190)	(7,702)	—
Adjustment resulting from capital transaction of equity investee – deferred	—	—	(23)
Change in underfunded status of other postretirement benefit plans – deferred	164	5	10

	54,682	101,887	(130,423)

	$103,637	$132,705	$(127,827)

The consolidated statements of changes in stockholder’s equity also include tax reclassifications of $2.3 million in 2010 related to the reclassification of an embedded credit derivative loss as discussed in Note 1 and $3.6 million in 2009 related to the reclassification of non-credit impairment losses.
Effective Tax Rate Reconciliation to Federal Income Tax Rate

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Income before income taxes, noncontrolling interest and equity income (loss)	$141,240	$94,372	$13,855

Income tax at federal statutory rate (35%)	$49,434	$33,030	$4,849
Tax effect of:
Tax-exempt dividend and interest income	(1,884)	(2,004)	(2,094)
Gain on sale of home office building	(369)	(369)	(369)
Other items	(88)	(243)	212

Income tax expense	$47,093	$30,414	$2,598

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Tax Effect of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities

	December 31,
	2010	2009
	(Dollars in thousands)
Deferred income tax assets:
Fixed maturity and equity securities	$—	$60,960
Future policy benefits	27,198	36,678
Accrued benefit and compensation costs	7,250	7,148
Accrued dividends	3,126	3,379
Other	350	1,354

	37,924	109,519
Deferred income tax liabilities:
Fixed maturity and equity securities	30,188	—
Deferred policy acquisition costs	113,605	134,205
Deferred sales inducements	3,423	3,340
Value of insurance in force acquired	9,697	13,573
Property and equipment	1,398	961
Other	537	929

	158,848	153,008

Net deferred income tax liability	$120,924	$43,489

We recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. We are no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.
7) Retirement and Compensation Plans
We participate with several affiliates and an unaffiliated organization in various multiemployer defined benefit plans. These plans cover substantially all employees providing service to us and the employees providing service to other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee’s compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $3.4 million in 2010, $4.5 million in 2009 and $2.7 million in 2008. In 2008, we also recorded a portion of the net periodic pension cost as a charge to retained earnings totaling $0.4 million as a result of changing the measurement date due to adopting new accounting guidance, which requires measurement of a plan’s assets and benefit obligations as of the end of the employer’s fiscal year.
We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. Through October 2008, we contributed FBL Financial Group, Inc. stock in an amount equal to 100% of an employee’s contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee’s contributions between 2% and 4% of the annual salary contributed by the employee. Beginning in November 2008, and continuing throughout 2010, we made cash contributions at the same contribution levels noted above. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.6 million in 2010, 2009 and 2008.
We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans, which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned. Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

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In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retirees who have worked full-time for ten years and attained age 55 while in service. Postretirement benefit expense for this plan is allocated in a manner consistent with pension expense discussed above. We also have two single employer plans that provide health and medical benefits to retirees. Postretirement benefit expense totaled $0.1 million in 2010, 2009 and 2008.
8) Management and Other Agreements
We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF) and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs. The IFBF is the majority stockholder of FBL Financial Group, Inc.
We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administrative and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred expenses related to these agreements totaling $2.2 million in 2010, $2.1 million in 2009 and $2.0 million in 2008.
We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $1.5 million during 2010, $1.6 million during 2009 and $2.9 million during 2008 under these agreements. In 2008, we entered into an expense allocation agreement with Farm Bureau Property & Casualty Insurance Company (Farm Bureau Property & Casualty) for the use of property and equipment. Expense relating to this agreement totaled $1.0 million in 2010, $0.8 million in 2009 and less than $0.1 million in 2008.
EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.6 million during 2010, $5.1 million during 2009 and $5.0 million during 2008 related to these services.
We have service agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Property & Casualty and another affiliate. Under the service agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $8.7 million in 2010, $8.6 million in 2009 and $8.5 million in 2008 relating to these arrangements.
We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.5 million in 2010, 2009 and 2008. We have similar arrangements with other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.5 million in 2010 and $1.4 million in 2009 and 2008. The royalty agreement with IFBF provides an option for the IFBF to terminate the agreement when the quarterly common stock dividend paid by FBL Financial Group, Inc. is below $0.10 per share. FBL Financial Group, Inc.’s quarterly cash dividend was $0.0625 per share throughout 2010. Assuming no further reduction in the quarterly dividend, the IFBF has agreed to temporarily forgo its right of termination through December 31, 2011 and we anticipate they will continue to forgo such right thereafter.
9) Commitments and Contingencies
Legal Proceedings
In the normal course of business, we may be involved in litigation where damages are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2010, management is not aware of any claims for which a material loss is reasonably possible.
In 2006, we incurred a pre-tax charge of $4.9 million relating to the settlement of a lawsuit with a husband and wife who had applied for life insurance policies. The settlement ended litigation regarding the process we followed in denying insurance coverage for medical reasons. Insurance claims have been filed under our professional liability and general liability insurance policies for reimbursement of the settlement amount, but coverage has been denied, and we have made a claim against an insurance broker for breach of contractual duties. We filed a lawsuit against the insurer and the insurance broker to recover those damages. Claims against the insurer were dismissed, however we retain our cause of action against the broker for failure to provide timely notice of our claim to said insurers and believe the claim is valid. Any recoveries will be recorded in net income in the period the recovery is received.

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In 2008, the jury from a trial in Federal District Court in Utah involving an agency matter awarded Farm Bureau Life and Farm Bureau Property & Casualty actual damages totaling $3.6 million and punitive damages totaling $62.7 million. Approximately 25% of the award is allocable to Farm Bureau Life with the remaining 75% allocable to Farm Bureau Property & Casualty. On January 26, 2011, a three-judge panel of the 10th Circuit Court of Appeals issued a ruling affirming the award of actual damages, but granted the Defendants’ request and reversed the award of punitive damages. Recoveries from third parties are required to be accounted for as gain contingencies and are not recorded in our financial statements until the lawsuit is resolved. In March 2011, we received a $1.0 million cash settlement for our share of damages in the above matter.
Other
We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period and a liability is established at each balance sheet date for any unpaid claims. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.
Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2010 is as follows: 2011 — $1.7 million; 2012 — $1.7 million; and 2013 — $0.4 million. Rent expense for the lease totaled $2.1 million in 2010, $1.9 million in 2009 and $2.1 million in 2008. These amounts are net of $1.1 million in 2010, 2009 and 2008 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $2.4 million at December 31, 2010 and $3.4 million at December 31, 2009.
From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Expenses incurred for guaranty fund assessments, net of related premium tax offsets and refunds received, totaled less than ($0.1) million in 2010, ($0.1) million in 2009 and less than $0.1 million in 2008.
10) Statutory Information
Statutory accounting practices prescribed or permitted by regulatory authorities differ from GAAP. The National Association of Insurance Commissioners (NAIC) has issued model laws and regulations, many of which have been adopted by state insurance regulators. However, states have the right to prescribe practices that differ from those issued by the NAIC and the Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.
Our financial statements included herein differ from related statutory-basis statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale and carried at fair value rather than primarily being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of operations when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents’ balances and certain other assets designated as “nonadmitted assets” for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive, indexed and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.
Our net income (loss), not including subsidiaries, as determined in accordance with statutory accounting practices, was $72.3 million in 2010, $45.5 million in 2009 and ($28.7) million in 2008. Our total statutory capital and surplus was $453.6 million at December 31, 2010 and $428.5 million at December 31, 2009.

37

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. An annual dividend limitation is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of adjusted policyholders’ surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. In addition, dividends may not exceed statutory earned surplus. During 2011, the maximum amount legally available for distribution to our parent company without further regulatory approval is $65.1 million.
11) Segment Information
We analyze operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) Traditional Annuity - Exclusive Distribution (“Exclusive Annuity”), (2) Traditional and Universal Life Insurance and (3) Variable. We also have various support operations and corporate capital that are aggregated into a Corporate and Other segment.
The Exclusive Annuity segment primarily consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed rate annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities primarily consist of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. The Exclusive Annuity segment also includes index annuities. With Index annuity products, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain on a specified market index, subject to minimum guarantees.
The Traditional and Universal Life Insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.
The Variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder. During 2010, we discontinued underwriting new sales of variable products. We continue to receive premiums from sales that occurred prior to this change. During 2010, we began selling through our Farm Bureau Life distribution channel, variable products underwritten by a large well-known insurance company with variable product expertise. We earn fees from the sale of brokered products, a portion of which is passed on to the agents as commissions for the underlying sales. Revenues and expenses related to the brokered business are reported in other income and other expenses. The decision to discontinue underwriting variable products was made because we lack the scale necessary to generate acceptable returns and be competitive in this product line over time. The existing in force business remains on our books and we will continue to administer this business.
The Corporate and Other segment consists primarily of accident and health insurance products (primarily a closed block of group policies) and corporate items that do not meet the quantitative threshold for separate segment reporting.
We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are reported net of transactions between the segments. Operating income (loss) for the three years ended December 31, 2010 represents net income excluding, as applicable, the impact of realized and unrealized gains and losses on investments and changes in net unrealized gains and losses on derivatives.
We use operating income (loss), in addition to net income, to measure our performance since realized and unrealized gains and losses on investments and the change in net unrealized gains and losses on derivatives can fluctuate greatly from period to period. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income. For interest rate swaps backing our annuity liabilities, the derivatives are marked to market. A view of our operating performance without the impact of these mismatches enhances the analysis of our results. We use operating income for goal setting, determining company-wide short-term incentive compensation and evaluating performance on a basis comparable to that used by many in the investment community.

38

Financial Information Concerning our Operating Segments

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Operating revenues:
Traditional Annuity — Exclusive Distribution	$167,105	$149,545	$142,416
Traditional and Universal Life Insurance	340,015	323,757	313,913
Variable	60,646	58,618	58,395
Corporate and Other	7,479	8,312	8,828

	575,245	540,232	523,552
Realized gains (losses) on investments (A)	11,315	(30,385)	(68,155)
Change in net unrealized gains/losses on derivatives (A)	1,618	3,774	(3,651)

Consolidated revenues	$588,178	$513,621	$451,746

Net investment income:
Traditional Annuity — Exclusive Distribution	$168,903	$153,641	$144,015
Traditional and Universal Life Insurance	132,236	128,606	129,049
Variable	15,620	14,807	13,459
Corporate and Other	5,903	6,700	6,609

Consolidated net investment income	$322,662	$303,754	$293,132

Depreciation and amortization:
Traditional Annuity — Exclusive Distribution	$8,380	$11,586	$13,190
Traditional and Universal Life Insurance	27,727	25,956	17,802
Variable	8,958	5,376	14,212
Corporate and Other	(348)	(723)	(246)

	44,717	42,195	44,958
Realized gains (losses) on investments (A)	2,568	35	(9,165)
Change in net unrealized gains/losses on derivatives (A)	564	1,110	(454)

Consolidated depreciation and amortization	$47,849	$43,340	$35,339

Pre-tax operating income (loss):
Traditional Annuity — Exclusive Distribution	$51,521	$34,006	$26,162
Traditional and Universal Life Insurance	57,241	71,120	45,523
Variable	17,317	10,912	(1,292)
Corporate and Other	10,261	7,230	6,417

	136,340	123,268	76,810
Income taxes on operating income	(45,375)	(40,528)	(24,631)
Realized gains/losses on investments (A)	5,685	(19,772)	(38,343)
Change in net unrealized gains/losses on derivatives (A)	958	1,743	(2,582)

Consolidated net income attributable to Farm Bureau Life Insurance Company	$97,608	$64,711	$11,254

39

	December 31,
	2010	2009
	(Dollars in thousands)
Assets:
Traditional Annuity — Exclusive Distribution	$3,173,757	$2,786,097
Traditional and Universal Life Insurance	2,486,455	2,430,232
Variable	1,068,026	1,015,148
Corporate and Other	411,610	309,863

	7,139,848	6,541,340
Unrealized losses in accumulated other comprehensive income (loss) (A)	52,326	(105,107)
Other classification adjustments (B)	—	(58,015)

Consolidated assets	$7,192,174	$6,378,218

(A)	Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to these items.

(B)	Beginning in 2010, other classification adjustments are no longer required due to methodology changes in allocating assets.
Depreciation and amortization related to property and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.
Our investment in equity method investees, the related equity income and interest expense are attributable to the Corporate and Other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2010 and 2009 is allocated among the segments as follows: Exclusive Annuity ($3.9 million), Traditional and Universal Life Insurance ($6.1 million).
Premiums collected, which is not a measure used in financial statements prepared according to GAAP, include premiums received on life insurance policies and deposits on annuities and universal life-type products. Net premiums collected totaled $610.5 million in 2010, $597.6 million in 2009 and $554.8 million in 2008.
Under GAAP, premiums on whole life and term life policies are recognized as revenues over the premium-paying period and reported in the Traditional and Universal Life Insurance segment. The following chart provides a reconciliation of life insurance premiums collected to those reported in the GAAP financial statements.
Reconciliation of Traditional Life Insurance Premiums, Net of Reinsurance

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Traditional and universal life insurance premiums collected	$212,987	$200,944	$191,648
Premiums collected on interest sensitive products	(50,824)	(48,589)	(46,548)

Traditional life insurance premiums collected	162,163	152,355	145,100
Change in due premiums and other	(164)	927	692

Traditional life insurance premiums	$161,999	$153,282	$145,792

There is no comparable GAAP financial measure for premiums collected on annuities and universal life-type products. GAAP revenues for those interest sensitive, indexed and variable products consist of various policy charges and fees assessed on those contracts, as summarized in the chart below.

40

Interest Sensitive and Index Product Charges by Segment

	Year ended December 31,
	2010	2009	2008
	(Dollars in thousands)
Traditional Annuity — Exclusive Distribution
Administration charges	$20	$37	$72
Surrender charges	537	778	921

Total	$557	$815	$993

Traditional and Universal Life Insurance
Administration charges	$8,135	$6,941	$7,051
Cost of insurance charges	35,254	32,666	30,508
Surrender charges	541	438	373
Amortization of policy initiation fees	1,293	1,390	1,005

Total	$45,223	$41,435	$38,937

Variable
Administration charges	$5,689	$5,697	$6,128
Cost of insurance charges	29,546	29,356	28,677
Surrender charges	1,176	1,334	966
Separate account charges	6,905	6,002	7,387
Amortization of policy initiation fees	1,162	878	1,099

Total	$44,478	$43,267	$44,257

Consolidated interest sensitive and index product charges	$90,258	$85,517	$84,187

Premium Concentration by State

	Year ended December 31,
	2010	2009	2008
Life and annuity collected premiums:
Iowa	27.4%	28.9%	28.4%
Kansas	21.6	18.7	18.6
Oklahoma	8.4	11.3	9.8

41

APPENDIX A

Illustrations of Death Benefits and Cash Values

The following tables illustrate how the death benefits, Cash Values and Surrender Values of a representative Policyowner may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the Investment Options equivalent to constant gross annual rates of 0%, 6% and 12%. The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy will be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policyowner. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years but fluctuated above and below those averages for individual Policy Years.

The amounts shown are as of the end of each Policy Year. The tables assume that the assets in the Investment Options are subject to an annual expense ratio of 1.66% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the Investment Options available under the Policy for the last fiscal year (after contractual or voluntary fee waivers or reimbursements). The fees and expenses of each Investment Option vary, and in 2009 the total fees and expenses ranged from an annual rate of 0.10% to an annual rate of 1.14% of average daily net assets. For information on Investment Option expenses, see “SUMMARY OF THE POLICY” and the prospectuses for the Investment Options.

The tables reflect deduction of the premium expense charge, the monthly Policy expense charge, the first-year monthly administrative charge, the first-year monthly expense charge, the daily charge for the Company’s assumption of mortality and expense risks, and cost of insurance charges for the hypothetical Insured. The Surrender Values illustrated in the tables also reflect deduction of applicable surrender charges.

Applying the charges and the average Investment Option fees and expenses of 1.66% of average net assets, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of return of—1.66%, 4.34% and 10.34%, respectively.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against the Variable Account since the Company is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover tax charges in order to produce the death benefits and Cash Values illustrated. (See “FEDERAL TAX MATTERS.”)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account and if no Policy Loans have been made. The tables are also based on the assumptions that the Policyowner has not requested an increase or decrease in Specified Amount, and that no partial surrenders or transfers have been made.

For comparative purposes, the second column of each table shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

* * *

Upon request, the Company will provide a comparable illustration based upon the proposed Insured’s age, sex and underwriting class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803
NON-TOBACCO PREMIUM CLASS

		Assuming			Assuming
		0% Hypothetical Gross Return,			0% Hypothetical Gross Return,
		Guaranteed Maximum Cost of Insurance			Non-Guaranteed Current Cost of Insurance
		Charges, and Guaranteed			Charges, and Non-Guaranteed
		Maximum Expense Charges			Current Expense Charges
	Premiums			End of			End of
End of	Accumulated	End of Year	End of Year	Year	End of Year	End of Year	Year
Policy	at 5%	Accumulated	Surrender	Death	Accumulated	Surrender	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit
1	$843	$295	$289	$100,000	$362	$355	$100,000

2	1,728	815	799	100,000	951	932	100,000

3	2,658	1,317	1,292	100,000	1,523	1,498	100,000

4	3,634	1,799	1,774	100,000	2,079	2,054	100,000

5	4,659	2,261	2,236	100,000	2,619	2,594	100,000

6	5,735	2,701	2,676	100,000	3,140	3,115	100,000

7	6,865	3,118	3,093	100,000	3,644	3,619	100,000

8	8,051	3,511	3,486	100,000	4,129	4,104	100,000

9	9,297	3,885	3,860	100,000	4,595	4,570	100,000

10	10,605	4,228	4,203	100,000	5,042	5,017	100,000

15	18,194	5,488	5,463	100,000	6,913	6,888	100,000

20	27,880	5,749	5,724	100,000	8,013	7,988	100,000

25	40,241	4,325	4,300	100,000	7,985	7,960	100,000

30	56,018	60	59	100,000	6,294	6,269	100,000

35	76,154	*	*	*	2,097	2,072	100,000

40	*	*	*	*	*	*	*

45	*	*	*	*	*	*	*

50	*	*	*	*	*	*	*

55	*	*	*	*	*	*	*

60	*	*	*	*	*	*	*

Age 65	56,018	60	59	100,000	6,294	6,269	100,000

Age 70	76,154	*	*	*	2,097	2,072	100,000

Age 95	*	*	*	*	*	*	*

*  In the absence of an additional premium, the Policy would lapse.

The values illustrated assume the premium is paid at the beginning of the Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

The values and benefits are as of the Policy Year shown. They assume that no Policy Loan or surrenders have been made. Excessive Policy Loans or surrenders may cause this Policy to lapse.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST, OR A PREDICTION OF FUTURE, INVESTMENT RATES OF RETURN. THE ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER AMONG THE INVESTMENT OPTIONS AND THE ACTUAL INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.

THE ACTUAL INVESTMENT RATES OF RETURN WILL ALSO FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN. DEPENDING ON THE TIMING AND DEGREE OF FLUCTUATION, THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN THE LAPSE OF THE POLICY UNLESS THE POLICYOWNER PAYS MORE THAN THE STATED PREMIUM.

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 0% SHOWN ABOVE CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF (1.66). NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED FOR ANY PERIOD OF TIME.

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803
NON-TOBACCO PREMIUM CLASS

		Assuming			Assuming
		6% Hypothetical Gross Return,			6% Hypothetical Gross Return,
		Guaranteed Maximum Cost of Insurance Charges, and Guaranteed			Non-Guaranteed Current Cost of Insurance Charges, and Non-Guaranteed
		Maximum Expense Charges			Current Expense Charges
	Premiums
End of	Accumulated	End of Year	End of Year	End of Year	End of Year	End of Year	End of Year
Policy	at 5%	Accumulated	Surrender	Death	Accumulated	Surrender	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit
1	$843	$325	$319	$100,000	$394	$387	$100,000

2	1,728	903	885	100,000	1,047	1,026	100,000

3	2,658	1,495	1,470	100,000	1,721	1,696	100,000

4	3,634	2,102	2,077	100,000	2,417	2,392	100,000

5	4,659	2,722	2,697	100,000	3,136	3,111	100,000

6	5,735	3,356	3,331	100,000	3,877	3,852	100,000

7	6,865	4,000	3,975	100,000	4,641	4,616	100,000

8	8,051	4,657	4,632	100,000	5,428	5,403	100,000

9	9,297	5,329	5,304	100,000	6,239	6,214	100,000

10	10,605	6,006	5,981	100,000	7,073	7,048	100,000

15	18,194	9,479	9,454	100,000	11,562	11,537	100,000

20	27,880	12,856	12,831	100,000	16,487	16,462	100,000

25	40,241	15,414	15,389	100,000	21,616	21,591	100,000

30	56,018	15,863	15,838	100,000	26,578	26,553	100,000

35	76,154	11,314	11,289	100,000	30,816	30,791	100,000

40	101,852	*	*	*	33,240	33,215	100,000

45	134,651	*	*	*	31,679	31,654	100,000

50	176,512	*	*	*	22,293	22,268	100,000

55	*	*	*	*	*	*	*

60	*	*	*	*	*	*	*

Age 65	56,018	15,863	15,838	100,000	26,578	26,553	100,000

Age 70	76,154	11,314	11,289	100,000	30,816	30,791	100,000

Age 95	*	*	*	*	*	*	*

*  In the absence of an additional premium, the Policy would lapse.

The values illustrated assume the premium is paid at the beginning of the Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

The values and benefits are as of the Policy Year shown. They assume that no Policy Loan or surrenders have been made. Excessive Policy Loans or surrenders may cause this Policy to lapse.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST, OR A PREDICTION OF FUTURE, INVESTMENT RATES OF RETURN. THE ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER AMONG THE INVESTMENT OPTIONS AND THE ACTUAL INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.

THE ACTUAL INVESTMENT RATES OF RETURN WILL ALSO FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 6%, BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN. DEPENDING ON THE TIMING AND DEGREE OF FLUCTUATION, THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN THE LAPSE OF THE POLICY UNLESS THE POLICYOWNER PAYS MORE THAN THE STATED PREMIUM.

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 6% SHOWN ABOVE CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF 4.34%. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED FOR ANY PERIOD OF TIME. THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED FOR ANY PERIOD OF TIME.

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803
NON-TOBACCO PREMIUM CLASS

		Assuming			Assuming
		12% Hypothetical Gross Return,			12% Hypothetical Gross Return,
		Guaranteed Maximum Cost of Insurance			Non-Guaranteed Current Cost of Insurance
		Charges, and Guaranteed			Charges, and Non-Guaranteed
		Maximum Expense Charges			Current Expense Charges
	Premiums			End of			End of
End of	Accumulated	End of Year	End of Year	Year	End of Year	End of Year	Year
Policy	at 5%	Accumulated	Surrender	Death	Accumulated	Surrender	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit
1	$843	$356	$349	$100,000	$427	$419	$100,000

2	1,728	994	974	100,000	1,147	1,124	100,000

3	2,658	1,688	1,663	100,000	1,934	1,909	100,000

4	3,634	2,443	2,418	100,000	2,796	2,771	100,000

5	4,659	3,262	3,237	100,000	3,740	3,715	100,000

6	5,735	4,153	4,128	100,000	4,772	4,747	100,000

7	6,865	5,120	5,095	100,000	5,901	5,876	100,000

8	8,051	6,171	6,146	100,000	7,138	7,113	100,000

9	9,297	7,319	7,294	100,000	8,492	8,467	100,000

10	10,605	8,563	8,538	100,000	9,976	9,951	100,000

15	18,194	16,636	16,611	100,000	19,798	19,773	100,000

20	27,880	29,081	29,056	100,000	35,361	35,336	100,000

25	40,241	48,567	48,542	100,000	60,459	60,434	100,000

30	56,018	80,506	80,481	100,000	101,892	101,867	100,000

35	76,154	133,160	133,135	100,000	168,858	168,833	100,000

40	101,852	217,230	217,205	100,000	277,000	276,975	100,000

45	134,651	353,077	353,052	100,000	452,939	452,914	100,000

50	176,512	564,848	564,823	100,000	734,591	734,566	100,000

55	229,938	886,471	886,446	100,000	1,182,114	1,182,089	100,000

60	298,124	1,399,336	1,399,311	100,000	1,907,225	1,907,200	100,000

Age 65	56,018	80,506	80,481	100,000	101,892	101,867	100,000

Age 70	76,154	133,160	133,135	100,000	168,858	168,833	100,000

Age 95	298,124	1,399,336	1,399,311	100,000	1,907,225	1,907,200	100,000

*  In the absence of an additional premium, the Policy would lapse.

The values illustrated assume the premium is paid at the beginning of the Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

The values and benefits are as of the Policy Year shown. They assume that no Policy Loan or surrenders have been made. Excessive Policy Loans or surrenders may cause this Policy to lapse.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST, OR A PREDICTION OF FUTURE, INVESTMENT RATES OF RETURN. THE ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER AMONG THE INVESTMENT OPTIONS AND THE ACTUAL INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.

THE ACTUAL INVESTMENT RATES OF RETURN WILL ALSO FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 12%, BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN. DEPENDING ON THE TIMING AND DEGREE OF FLUCTUATION, THE ACTUAL VALUES COULD BE SUBSTANTIALLY LESS THAN THOSE SHOWN, AND MAY, UNDER CERTAIN CIRCUMSTANCES, RESULT IN THE LAPSE OF THE POLICY UNLESS THE POLICYOWNER PAYS MORE THAN THE STATED PREMIUM.

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 12% SHOWN ABOVE CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF 10.34%. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED FOR ANY PERIOD OF TIME.

APPENDIX B

Death Benefit Options

Option A Example. For purposes of this example, assume that the Insured’s Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option A, a Policy with a Specified Amount of $50,000 will generally provide a death benefit of $50,000 plus Cash Value. Thus, for example, a Policy with a Cash Value of $5,000 will have a death benefit of $55,000 ($50,000 + $5,000); a Cash Value of $10,000 will provide a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 2.50 multiplied by the Cash Value. As a result, if the Cash Value of the Policy exceeds $33,333, the death benefit will be greater than the Specified Amount plus Cash Value. Each additional dollar of Cash Value above $33,333 will increase the death benefit by $2.50. A Policy with a Specified Amount of $50,000 and a Cash Value of $40,000 will provide a death benefit of $100,000 ($40,000 x 2.50); a Cash Value of $60,000 will provide a death benefit of $150,000 ($60,000 x 2.50).

Similarly, any time Cash Value exceeds $33,333, each dollar taken out of Cash Value will reduce the death benefit by $2.50. If, for example, the Cash Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $100,000 to $87,500. If at any time, however, Cash Value multiplied by the specified amount factor is less than the Specified Amount plus the Cash Value, then the death benefit will be the current Specified Amount plus Cash Value of the Policy.

The specified amount factor becomes lower as the Insured’s Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the specified amount factor would be 1.85. The amount of the death benefit would be the sum of the Cash Value plus $50,000 unless the Cash Value exceeded $58,824 (rather than $33,333), and each dollar then added to or taken from the Cash Value would change the death benefit by $1.85 (rather than $2.50).

Option B Example. For purposes of this example, assume that the Insured’s Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option B, a Policy with a $50,000 Specified Amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 2.50 multiplied by the Cash Value, any time the Cash Value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Cash Value above $20,000 will increase the death benefit by $2.50. A Policy with a $50,000 Specified Amount and a Cash Value of $30,000 will provide death proceeds of $75,000 ($30,000 x 2.50); a Cash Value of $40,000 will provide a death benefit of $100,000 ($40,000 x 2.50); a Cash Value of $50,000 will provide a death benefit of $125,000 ($50,000 x 2.50).

Similarly, so long as Cash Value exceeds $20,000, each dollar taken out of Cash Value will reduce the death benefit by $2.50. If, for example, the Cash Value is reduced from $25,000 to $20,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $62,500 to $50,000. If at any time, however, the Cash Value multiplied by the specified amount factor is less than the Specified Amount, the death benefit will equal the current Specified Amount of the Policy.

The specified amount factor becomes lower as the Insured’s Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 1.85. The death proceeds would not exceed the $50,000 Specified Amount unless the Cash Value exceeded approximately $27,028 (rather than $20,000), and each dollar then added to or taken from the Cash Value would change the life insurance proceeds by $1.85 (rather than $2.50).

B-1

Attained Age	Specified Amount Factor
40 or younger	2.50

41	2.43

42	2.36

43	2.29

44	2.22

45	2.15

46	2.09

47	2.03

48	1.97

49	1.91

50	1.85

51	1.78

52	1.71

53	1.64

54	1.57

55	1.50

56	1.46

57	1.42

58	1.38

59	1.34

60	1.30

61	1.28

62	1.26

63	1.24

64	1.22

65	1.20

66	1.19

67	1.18

68	1.17

69	1.16

70	1.15

71	1.13

72	1.11

73	1.09

74	1.07

75 to 90	1.05

91	1.04

92	1.03

93	1.02

94	1.01

95 or older	1.00

B-2

PART II
UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.
RULE 484 UNDERTAKING
Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its factor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, offer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
REPRESENTATION PURSUANT TO SECTION 26(f)(2)(A)
Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT
This Registration Statement comprises the following papers and documents:
The facing sheet.
A reconciliation and tie-in of information shown in the Prospectus with the items of Form N-8B-2.
The Prospectus consisting of 169 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representation pursuant to Section 26(f)(2)(A).
The signatures.
Written consents of the following persons:
David A. McNeill, Esquire
Sutherland Asbill & Brennan LLP
Ernst & Young LLP, Independent Registered Public Accounting Firm
Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President
The following exhibits:
1.A.	1. Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(5)
2.	None.

3.	(a) Underwriting Agreement.(13)
(b)	Career Agent’s Contract.(8)

(c)	Commission Schedules. (See Exhibit 3(b)(I) above.)(8)

(d)	Paying Agent Agreement(8)
4.	None.

5.	(a) Form of Policy.(1)
(b)	State variation of Form of Policy.(1)

(c)	Form of Application.(1)

(d)	Revised Policy Form.(2)

(e)	1995 Revised Policy Form.(3)

(f)	Accelerated Death Benefit Rider.(3)

(g)	1996 Revised Policy Form(4)

(h)	1996 Revised Application Form(4)

(i)	Death Benefit Guarantee Rider(7)
6.	(a) Certificate of Incorporation of the Company.(5)
(b)	By-Laws of the Company.(5)
7.	(a) Reinsurance Agreement between Farm Bureau Life Insurance Company and Hanover Life Reassurance Company of America.(10)
(b)	Reinsurance Agreement between Farm Bureau Life Insurance Company and Business Men’s Assurance Company of America.(10)

(c)	Reinsurance Agreement between Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company.(10)
8.	None.

9.	(a) Amended and Restated Participation Agreement relating to Equitrust Variable Insurance Series Fund.(16)

(a)(1)	Administrative Services Agreement.(16)

(a)(2)	Amended and Restated Service Contract.(16)

(a)(3)	Service Agreement.(16)

(b)	Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(13)

(b)(1)	Shareholder Information Agreement (Rule 22c-2).(12)

(c)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(6)

(c)(1)	Amended Schedule to Participation Agreement.(9)

(c)(2)	Shareholder Information Agreement (Rule 22c-2).(12)

(c)(3)	Amended Schedule to Participation Agreement.(13)

(d)	Participation Agreement relating to American Century Funds.(11)

(d)(1)	Amendment to Shareholder Services Agreement.(11)

(d)(2)	Amendment to Participation Agreement.(13)

(d)(3)	Amendment to Shareholder Services Agreement.(13)

(d)(4)	Shareholder Information Agreement (Rule 22c-2).(12)

(d)(5)	Novation Agreement relating to American Century Investment Services, Inc. (15)

(e)	Participation Agreement and Administrative Services Agreement relating to Dreyfus Funds.(9)

(e)(1)	Amended Schedule to Participation Agreement and 12b-1 Agreement.(11)

(e)(2)	Supplemental Agreement (Rule 22c-2).(12)

(e)(3)	Amended Schedule to Participation Agreement.(13)

(e)(4)	Amended Schedule to Administrative Services Agreement.(13)

(f)	Participation Agreement relating to Franklin Templeton Funds.(9)

(f)(1)	Amendment to Participation Agreement.(13)

(f)(2)	Amendment to Participation Agreement.(11)

(f)(3)	Shareholder Information Agreement (Rule 22c-2).(12)

(f)(4)	Amendment to Participation Agreement.(13)

(f)(5)	Amendment to Participation Agreement.(13)

(g)	Participation Agreement relating to JP Morgan Series Trust II.(9)

(g)(1)	Amendment to Participation Agreement (Rule 22c-2).(12)

(g)(2)	Amendment to Participation Agreement. (15)

(g)(3)	Amendment to Supplemental Payment Agreement. (15)

(h)	Participation Agreement relating to Summit Pinnacle Series.(9)

(h)(1)	Shareholder Information Agreement (Rule 22c-2).(12)

(h)(2)	Amendment to Participation Agreement.(13)

(h)(3)	Rule 12b-1 Agreement.(13)

(h)(4)	Amendment to Administrative Services Agreement.(13)
10.	Form of Application (see Exhibit 1.A.(5)(c) above.)

2.	Opinion and Consent of David A. McNeill, Esquire.(16)

3.	Financial Statement Schedules.(16)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

4.	None.

5.	Not applicable.

6.	Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(16)

7.	(a) Consent of Ernst & Young LLP(16)

(b) Consent of Sutherland Asbill & Brennan LLP(16)

8.	Memorandum describing the Company’s conversion procedure (included in Exhibit 9 hereto).

9.	Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy.(14)

10.	Powers of Attorney.(16)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on September 4, 1987.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 6, 1993.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1995.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1997.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1998.

(6)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form S-6 (File No. 333-31444) filed with the Securities and Exchange Commission on March 1, 2000.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on February 26, 2001.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 26, 2001.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on September 27, 2001.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 29, 2005.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 27, 2007.

(13)	Incorporated herein by reference to Post Effective Amendment No. 26 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 30, 2008.

(14)	Incorporated herein by reference to Post Effective Amendment No. 27 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 30, 2009.

(15)	Incorporated herein by reference to Post Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 28, 2010.

(16)	Filed herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, Farm Bureau Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 29th day of April, 2011.

Farm Bureau Life Annuity Account (Registrant)
By:	/s/ Craig A. Lang
Craig A. Lang
President

Farm Bureau Life Insurance Company (Depositor)
By:	/s/ Craig A. Lang
Craig A. Lang
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig A. Lang Craig A. Lang	President and Director [Principal Executive Officer]	April 29, 2011

/s/ James P. Brannen James P. Brannen	Chief Financial Officer, Chief Administrative Officer and Treasurer [Principal Financial Officer and Principal Accounting Officer]	April 29, 2011

* Eric K. Aasmundstad	Director	April 29, 2011

* Steve L. Baccus	Director	April 29, 2011

* William C. Bruins	Director	April 29, 2011

* Doug Gronau	Director	April 29, 2011

* Leland J. Hogan	Vice President and Director	April 29, 2011

* Bob Hanson	Director	April 29, 2011

Signature	Title	Date

* Perry E. Livingston	Director	April 29, 2011

* Joe Heinrich	Director	April 29, 2011

* Charles E. Norris	Director	April 29, 2011

* Keith R. Olsen	Director	April 29, 2011

* Kevin J. Papp	Director	April 29, 2011

* Frank S. Priestley	Director	April 29, 2011

* Kevin G. Rogers	Director	April 29, 2011

* Calvin Rozenboom	Director	April 29, 2011

* Mike Spradling	Director	April 29, 2011

* Phillip J. Sundblad	Director	April 29, 2011

* Scott E. VanderWal	Director	April 29, 2011

* Michael S. White	Director	April 29, 2011

*By:	/s/ David A. McNeill
David A. McNeill
Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

1.A.9(a)	Amended and Restated Participation Agreement relating to EquiTrust Variable Insurance Series Fund.

1.A.9(a)(1)	Administrative Services Agreement.

1.A.9(a)(2)	Amended and Restated Service Contract.

1.A.9(a)(3)	Service Agreement.

2.	Opinion and Consent of David A. McNeill, Esquire.

3.	Financial Statement Schedules.

6.	Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President

7.(a)	Consent of Ernst & Young LLP.

7.(b)	Consent of Sutherland Asbill & Brennan LLP.

10.	Powers of Attorney.